UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3732

MFS VARIABLE INSURANCE TRUST II

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

September 30, 2013

MFS® INTERNATIONAL

GROWTH PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

9/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.4%
Aerospace – 1.3%
Rolls-Royce Holdings PLC	152,560	$2,746,412

Airlines – 1.3%
Copa Holdings S.A., “A”	20,754	$2,877,957

Alcoholic Beverages – 7.1%
Carlsberg A.S., “B”	25,625	$2,640,075
Companhia de Bebidas das Americas, ADR	22,750	872,463
Diageo PLC	135,363	4,306,087
Heineken N.V.	46,047	3,263,620
Pernod Ricard S.A.	33,394	4,146,805

		$15,229,050

Apparel Manufacturers – 6.7%
Adidas AG	10,924	$1,184,943
Cia.Hering S.A.	79,100	1,200,615
Compagnie Financiere Richemont S.A.	23,205	2,324,734
Li & Fung Ltd.	1,955,200	2,843,597
LVMH Moet Hennessy Louis Vuitton S.A.	34,851	6,864,777

		$14,418,666

Automotive – 3.5%
Guangzhou Automobile Group Co. Ltd., “H”	1,082,000	$1,173,251
Honda Motor Co. Ltd.	124,000	4,738,700
Toyota Motor Corp.	26,800	1,718,715

		$7,630,666

Broadcasting – 1.5%
Publicis Groupe S.A.	39,381	$3,133,730

Brokerage & Asset Managers – 1.0%
Aberdeen Asset Management PLC	141,495	$867,245
BM&F Bovespa S.A.	226,200	1,263,528

		$2,130,773

Business Services – 9.5%
Accenture PLC, “A”	51,090	$3,762,268
Amadeus IT Holding S.A.	50,073	1,774,822
Brenntag AG	15,814	2,632,529
Capita Group PLC	172,495	2,781,353
Compass Group PLC	364,060	5,009,705
Experian Group Ltd.	123,850	2,359,895
Intertek Group PLC	28,603	1,530,394
LPS Brasil – Consultoria de Imoveis S.A.	75,400	592,300

		$20,443,266

Computer Software – 2.8%
Dassault Systems S.A.	8,597	$1,147,693
OBIC Co. Ltd.	79,100	2,556,181
SAP AG	31,471	2,327,606

		$6,031,480

Computer Software – Systems – 0.9%
NICE Systems Ltd., ADR	47,870	$1,980,382

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Construction – 0.3%
Bellway PLC	34,971	$744,482

Consumer Products – 3.8%
L’Oreal S.A.	12,690	$2,179,436
Reckitt Benckiser Group PLC	51,572	3,773,746
Uni-Charm Corp.	37,500	2,195,037

		$8,148,219

Electrical Equipment – 3.6%
Legrand S.A.	19,156	$1,062,912
Mettler-Toledo International, Inc. (a)	10,047	2,412,184
Prysmian S.p.A.	68,804	1,684,776
Schneider Electric S.A.	31,300	2,646,937

		$7,806,809

Electronics – 2.8%
Samsung Electronics Co. Ltd.	1,922	$2,433,452
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	213,170	3,615,363

		$6,048,815

Energy – Independent – 0.9%
INPEX Corp.	162,800	$1,924,459

Energy – Integrated – 2.3%
BG Group PLC	182,157	$3,481,225
Suncor Energy, Inc.	43,462	1,554,008

		$5,035,233

Food & Beverages – 6.4%
Chr. Hansen Holding A.S.	36,778	$1,302,183
Groupe Danone	83,572	6,290,682
M. Dias Branco S.A. Industria e Comercio de Alimentos	26,200	1,205,793
Nestle S.A.	72,853	5,095,320

		$13,893,978

Food & Drug Stores – 2.1%
Dairy Farm International Holdings Ltd.	69,300	$700,623
Lawson, Inc.	30,200	2,370,434
Sundrug Co. Ltd.	28,800	1,439,773

		$4,510,830

Gaming & Lodging – 0.9%
Sands China Ltd.	302,000	$1,870,669

General Merchandise – 1.3%
Dollarama, Inc.	26,770	$2,175,542
Lojas Renner S.A.	19,100	547,499

		$2,723,041

Insurance – 1.4%
AIA Group Ltd.	641,400	$3,019,530

Internet – 1.6%
NHN Corp.	2,937	$1,522,236

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Internet – continued
Yahoo Japan Corp.	350,000	$1,992,871

		$3,515,107

Machinery & Tools – 2.8%
KONE Oyj “B”	13,894	$1,239,629
Schindler Holding AG	12,105	1,817,724
Weir Group PLC	76,550	2,887,496

		$5,944,849

Major Banks – 2.3%
HSBC Holdings PLC	197,852	$2,144,107
Standard Chartered PLC	114,007	2,733,423

		$4,877,530

Medical & Health Technology & Services – 0.5%
Fresenius Medical Care AG & Co. KGaA	16,583	$1,078,866

Medical Equipment – 2.5%
Essilor International S.A.	17,042	$1,832,895
Sonova Holding AG	28,072	3,489,017

		$5,321,912

Metals & Mining – 1.2%
Rio Tinto Ltd.	43,109	$2,482,960

Network & Telecom – 1.1%
Ericsson, Inc., “B”	176,607	$2,349,557

Oil Services – 1.4%
Saipem S.p.A.	77,999	$1,694,667
Technip	11,090	1,302,120

		$2,996,787

Other Banks & Diversified Financials – 6.6%
Aeon Credit Service Co. Ltd.	17,800	$561,201
Banco Santander Chile, ADR	42,010	1,104,443
Credicorp Ltd.	20,228	2,598,489
HDFC Bank Ltd.	186,695	1,768,540
Itau Unibanco Holding S.A., ADR	167,928	2,371,143
Julius Baer Group Ltd.	45,108	2,104,890
Sberbank of Russia	430,010	1,296,480
UBS AG	119,292	2,440,318

		$14,245,504

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Pharmaceuticals – 4.8%
Bayer AG	27,917	$3,291,818
Novo Nordisk A/S, “B”	12,799	2,172,981
Roche Holding AG	14,311	3,859,626
Santen Pharmaceutical Co. Ltd.	22,300	1,083,436

		$10,407,861

Railroad & Shipping – 2.4%
Canadian National Railway Co.	35,670	$3,615,868
Kuehne & Nagel, Inc. AG	12,700	1,664,123

		$5,279,991

Restaurants – 0.7%
Whitbread PLC	32,780	$1,572,923

Specialty Chemicals – 5.3%
Akzo Nobel N.V.	20,863	$1,371,006
Croda International PLC	38,264	1,644,656
L’Air Liquide S.A.	15,012	2,090,811
Linde AG	20,324	4,025,317
Symrise AG	51,626	2,286,985

		$11,418,775

Specialty Stores – 1.0%
Industria de Diseno Textil S.A.	14,460	$2,228,137

Telecommunications – Wireless – 0.4%
SoftBank Corp.	12,900	$896,516

Telephone Services – 1.1%
China Unicom (Hong Kong) Ltd.	1,584,000	$2,455,743

Tobacco – 2.3%
Japan Tobacco, Inc.	140,300	$5,065,953

Total Common Stocks		$214,487,418

MONEY MARKET FUNDS – 0.7%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	1,548,411	$1,548,411

Total Investments		$216,035,829

OTHER ASSETS, LESS LIABILITIES – (0.1)%		(124,057)

Net Assets – 100.0%		$215,911,772

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

9/30/13 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United Kingdom	$38,583,149	$—	$—	$38,583,149
France	32,698,798	—	—	32,698,798
Japan	—	26,543,276	—	26,543,276
Switzerland	22,795,752	—	—	22,795,752
Germany	16,828,064	—	—	16,828,064
Hong Kong	3,544,220	4,890,199	—	8,434,419
Brazil	8,053,341	—	—	8,053,341
Canada	7,345,418	—	—	7,345,418
United States	6,174,452	—	—	6,174,452
Other Countries	42,141,555	4,889,194	—	47,030,749
Mutual Funds	1,548,411	—	—	1,548,411
Total Investments	$179,713,160	$36,322,669	$—	$216,035,829

For further information regarding security characteristics, see the Portfolio of Investments.

3

Supplemental Information (unaudited) – continued

Of the level 2 investments presented above, equity investments amounting to $8,705,568 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $125,021,856 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$158,742,000
Gross unrealized appreciation	60,342,295
Gross unrealized depreciation	(3,048,466)
Net unrealized appreciation (depreciation)	$57,293,829

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	63,117	25,072,312	(23,587,018)	1,548,411

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,192	$1,548,411

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2013, are as follows:

United Kingdom	17.8%
France	15.1%
Japan	12.3%
Switzerland	10.6%
Germany	7.8%
Hong Kong	3.9%
Brazil	3.7%
United States	3.6%
Canada	3.4%
Other Countries	21.8%

4

QUARTERLY REPORT

September 30, 2013

MFS® BLENDED RESEARCH® CORE EQUITY PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

9/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 100.1%
Aerospace – 3.8%
Alliant Techsystems, Inc.	14,940	$1,457,546
Exelis, Inc.	60,530	950,926
Lockheed Martin Corp.	56,080	7,153,004
Precision Castparts Corp.	8,017	1,821,783
United Technologies Corp.	61,150	6,593,193

		$17,976,452

Apparel Manufacturers – 1.0%
Michael Kors Holdings Ltd. (a)	65,100	$4,851,252

Automotive – 2.4%
Delphi Automotive PLC	58,320	$3,407,054
General Motors Co. (a)	78,250	2,814,653
Johnson Controls, Inc.	125,640	5,214,060

		$11,435,767

Biotechnology – 3.2%
Celgene Corp. (a)	42,000	$6,465,060
Gilead Sciences, Inc. (a)	135,190	8,495,340

		$14,960,400

Broadcasting – 0.9%
Viacom, Inc., “B”	51,250	$4,283,475

Business Services – 2.3%
Accenture PLC, “A”	77,700	$5,721,828
FleetCor Technologies, Inc. (a)	46,650	5,138,964

		$10,860,792

Cable TV – 2.8%
Comcast Corp., “A”	137,930	$6,227,539
Time Warner Cable, Inc.	63,590	7,096,644

		$13,324,183

Chemicals – 3.6%
CF Industries Holdings, Inc.	26,641	$5,616,722
LyondellBasell Industries N.V., “A”	73,250	5,364,098
PPG Industries, Inc.	34,530	5,768,582

		$16,749,402

Computer Software – 4.4%
CA, Inc.	98,060	$2,909,440
Microsoft Corp.	105,060	3,499,549
Oracle Corp.	259,990	8,623,868
Symantec Corp.	227,280	5,625,180

		$20,658,037

Computer Software – Systems – 5.2%
Apple, Inc.	24,279	$11,575,013
Hewlett-Packard Co.	277,070	5,812,929
International Business Machines Corp.	12,968	2,401,414
Western Digital Corp.	72,910	4,622,494

		$24,411,850

Consumer Products – 2.6%
Nu Skin Enterprises, Inc., “A”	48,110	$4,606,051

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Consumer Products – continued
Procter & Gamble Co.	97,770	$7,390,434

		$11,996,485

Containers – 0.8%
Packaging Corp. of America	67,920	$3,877,553

Electrical Equipment – 0.7%
General Electric Co.	133,040	$3,178,326

Electronics – 1.4%
Intel Corp.	287,630	$6,592,480

Energy – Independent – 2.5%
EOG Resources, Inc.	40,851	$6,915,257
Marathon Petroleum Corp.	75,380	4,848,442

		$11,763,699

Energy – Integrated – 6.4%
Chevron Corp.	102,126	$12,408,309
Exxon Mobil Corp.	205,260	17,660,570

		$30,068,879

Food & Beverages – 3.4%
Coca-Cola Enterprises, Inc.	125,960	$5,064,852
General Mills, Inc.	100,460	4,814,043
Tyson Foods, Inc., “A”	207,590	5,870,645

		$15,749,540

Food & Drug Stores – 3.0%
CVS Caremark Corp.	138,600	$7,865,550
Kroger Co.	149,500	6,030,830

		$13,896,380

General Merchandise – 1.0%
Macy’s, Inc.	113,850	$4,926,289

Health Maintenance Organizations – 1.3%
WellPoint, Inc.	70,350	$5,881,963

Insurance – 5.8%
American International Group, Inc.	37,080	$1,803,200
Berkshire Hathaway, Inc., “B” (a)	17,340	1,968,263
Everest Re Group Ltd.	35,592	5,175,433
MetLife, Inc.	145,720	6,841,554
Prudential Financial, Inc.	95,250	7,427,595
Validus Holdings Ltd.	104,120	3,850,358

		$27,066,403

Internet – 4.3%
Facebook, Inc., “A “ (a)	43,100	$2,165,344
Google, Inc., “A” (a)	12,441	10,897,196
Yahoo!, Inc. (a)	211,280	7,006,045

		$20,068,585

Machinery & Tools – 1.8%
Cummins, Inc.	46,382	$6,162,776
Kennametal, Inc.	48,240	2,199,744

		$8,362,520

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Major Banks – 5.6%
Goldman Sachs Group, Inc.	46,487	$7,354,708
JPMorgan Chase & Co.	223,400	11,547,546
PNC Financial Services Group, Inc.	18,010	1,304,825
Wells Fargo & Co.	146,650	6,059,578

		$26,266,657

Medical Equipment – 2.9%
Abbott Laboratories	120,120	$3,986,783
Medtronic, Inc.	53,420	2,844,615
Thermo Fisher Scientific, Inc.	73,210	6,746,302

		$13,577,700

Network & Telecom – 1.0%
Qualcomm, Inc.	72,810	$4,904,482

Oil Services – 1.3%
Ensco PLC, “A”	79,900	$4,294,625
Superior Energy Services, Inc. (a)	80,410	2,013,466

		$6,308,091

Other Banks & Diversified Financials – 4.0%
Citigroup, Inc.	186,323	$9,038,529
Discover Financial Services	139,870	7,069,030
SLM Corp.	100,270	2,496,723

		$18,604,282

Pharmaceuticals – 6.4%
Bristol-Myers Squibb Co.	153,380	$7,098,426
Endo Health Solutions, Inc. (a)	86,550	3,932,832
Johnson & Johnson	92,360	8,006,688
Merck & Co., Inc.	12,170	579,414
Pfizer, Inc.	368,100	10,568,151

		$30,185,511

Railroad & Shipping – 0.6%
Union Pacific Corp.	19,230	$2,987,188

Real Estate – 0.4%
Public Storage, Inc., REIT	11,680	$1,875,224

Restaurants – 1.4%
McDonald’s Corp.	67,327	$6,477,531

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Specialty Stores – 2.2%
AutoZone, Inc. (a)	6,970	$2,946,428
Bed Bath & Beyond, Inc. (a)	46,560	3,601,882
Best Buy Co., Inc.	99,850	3,744,375

		$10,292,685

Telecommunications – Wireless – 1.0%
American Tower Corp., REIT	64,900	$4,811,037

Telephone Services – 2.5%
AT&T, Inc.	86,470	$2,924,415
Frontier Communications Corp.	276,830	1,154,381
Verizon Communications, Inc.	163,660	7,636,376

		$11,715,172

Tobacco – 2.3%
Lorillard, Inc.	121,120	$5,423,754
Philip Morris International, Inc.	60,000	5,195,400

		$10,619,154

Trucking – 1.2%
United Parcel Service, Inc., “B”	60,680	$5,544,332

Utilities – Electric Power – 2.7%
AES Corp.	397,770	$5,286,363
American Electric Power Co., Inc.	118,520	5,137,842
Great Plains Energy, Inc.	45,650	1,013,430
PG&E Corp.	27,850	1,139,622

		$12,577,257

Total Common Stocks		$469,687,015

MONEY MARKET FUNDS – 0.1%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	520,594	$520,594

Total Investments		$470,207,609

OTHER ASSETS, LESS LIABILITIES – (0.2)%		(802,089)

Net Assets – 100.0%		$469,405,520

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

9/30/13 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$469,687,015	$—	$—	$469,687,015
Mutual Funds	520,594	—	—	520,594
Total Investments	$470,207,609	$—	$—	$470,207,609

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$384,065,949
Gross unrealized appreciation	91,037,755
Gross unrealized depreciation	(4,896,095)
Net unrealized appreciation (depreciation)	$86,141,660

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

3

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,624,089	47,700,491	(49,803,986)	520,594

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,981	$520,594

4

QUARTERLY REPORT

September 30, 2013

MFS® GLOBAL

RESEARCH PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

9/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.5%
Aerospace – 2.2%
Honeywell International, Inc.	12,140	$1,008,106
Precision Castparts Corp.	4,094	930,321
United Technologies Corp.	8,730	941,269

		$2,879,696

Alcoholic Beverages – 1.3%
Pernod Ricard S.A.	13,601	$1,688,947

Apparel Manufacturers – 2.6%
Li & Fung Ltd.	730,000	$1,061,695
LVMH Moet Hennessy Louis Vuitton S.A.	3,970	781,991
NIKE, Inc., “B”	12,530	910,179
VF Corp.	3,517	700,059

		$3,453,924

Automotive – 2.9%
Delphi Automotive PLC	22,890	$1,337,234
Guangzhou Automobile Group Co. Ltd., “H”	556,000	602,891
Honda Motor Co. Ltd.	26,500	1,012,706
Kia Motors Corp.	15,580	945,174

		$3,898,005

Biotechnology – 0.8%
Biogen Idec, Inc. (a)	4,309	$1,037,435

Broadcasting – 1.9%
Twenty-First Century Fox, Inc.	44,650	$1,495,775
Walt Disney Co.	16,240	1,047,318

		$2,543,093

Brokerage & Asset Managers – 0.9%
BlackRock, Inc.	2,288	$619,179
Franklin Resources, Inc.	10,646	538,155

		$1,157,334

Business Services – 1.7%
Accenture PLC, “A”	12,290	$905,036
Cognizant Technology Solutions Corp., “A” (a)	8,350	685,702
Fidelity National Information Services, Inc.	14,610	678,488

		$2,269,226

Cable TV – 1.1%
Comcast Corp., “Special A”	24,250	$1,051,723
Time Warner Cable, Inc.	4,050	451,980

		$1,503,703

Computer Software – 2.1%
Autodesk, Inc. (a)	4,810	$198,028
Citrix Systems, Inc. (a)	6,420	453,316
Oracle Corp.	17,820	591,089
Salesforce.com, Inc. (a)	12,538	650,848
Symantec Corp.	23,760	588,060
TIBCO Software, Inc. (a)	15,220	389,480

		$2,870,821

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Computer Software – Systems – 3.9%
Apple, Inc. (s)	3,297	$1,571,845
CDW Corp. (a)	17,870	407,972
EMC Corp.	39,510	1,009,876
Hewlett-Packard Co.	90,410	1,896,802
NCR Corp. (a)	8,930	353,717

		$5,240,212

Conglomerates – 0.5%
Hutchison Whampoa Ltd.	52,000	$623,724

Construction – 1.0%
Anhui Conch Cement Co. Ltd.	113,500	$365,172
Stanley Black & Decker, Inc.	10,550	955,514

		$1,320,686

Consumer Products – 0.9%
Procter & Gamble Co.	16,290	$1,231,361

Consumer Services – 0.5%
Priceline.com, Inc. (a)	696	$703,621

Electrical Equipment – 2.7%
Danaher Corp. (s)	24,570	$1,703,192
Schneider Electric S.A.	10,412	880,508
Siemens AG	8,260	995,205

		$3,578,905

Electronics – 2.9%
Altera Corp.	21,850	$811,946
JDS Uniphase Corp. (a)	25,600	376,576
KLA-Tencor Corp.	2,240	136,304
Mellanox Technologies Ltd. (a)	8,190	310,892
Microchip Technology, Inc.	26,000	1,047,540
NXP Semiconductors N.V. (a)	14,210	528,754
Taiwan Semiconductor Manufacturing Co. Ltd.	184,000	625,427

		$3,837,439

Energy – Independent – 4.5%
Anadarko Petroleum Corp.	8,290	$770,887
Cabot Oil & Gas Corp.	34,220	1,277,090
Cairn Energy PLC (a)	42,118	178,849
Cenovus Energy, Inc.	15,080	450,036
EOG Resources, Inc.	5,850	990,288
Galp Energia SGPS S.A., “B”	12,093	201,146
INPEX Corp.	33,400	394,821
Occidental Petroleum Corp.	9,100	851,214
Oil Search Ltd.	55,080	441,904
Pioneer Natural Resources Co.	2,318	437,638

		$5,993,873

Energy – Integrated – 4.1%
BG Group PLC	49,766	$951,084
Exxon Mobil Corp. (s)	27,700	2,383,308
Petroleo Brasileiro S.A., ADR	43,550	674,590

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Energy – Integrated – continued
Royal Dutch Shell PLC, “A”	45,510	$1,502,994

		$5,511,976

Engineering – Construction – 1.4%
Fluor Corp.	10,030	$711,729
JGC Corp.	32,000	1,158,420

		$1,870,149

Food & Beverages – 4.2%
Groupe Danone	25,766	$1,939,474
M. Dias Branco S.A. Industria e Comercio de Alimentos	9,900	455,624
Mondelez International, Inc.	37,380	1,174,480
Nestle S.A.	24,732	1,729,750
Want Want China Holdings Ltd.	197,000	299,212

		$5,598,540

Food & Drug Stores – 1.3%
CVS Caremark Corp.	15,820	$897,785
Jeronimo Martins SGPS S.A.	23,551	483,650
Sundrug Co. Ltd.	6,700	334,947

		$1,716,382

Gaming & Lodging – 0.7%
Sands China Ltd.	155,600	$963,828

General Merchandise – 1.1%
Target Corp. (s)	22,050	$1,410,759

Insurance – 4.2%
ACE Ltd.	8,250	$771,870
AIA Group Ltd.	246,200	1,159,040
Delta Lloyd N.V.	36,720	781,414
Hiscox Ltd.	85,154	893,995
ING Groep N.V. (a)	74,322	839,664
MetLife, Inc.	23,810	1,117,880

		$5,563,863

Internet – 2.1%
eBay, Inc. (a)	10,240	$571,290
Facebook, Inc., “A “ (a)	5,740	288,378
Google, Inc., “A” (a)	1,798	1,574,886
Yelp, Inc. (a)	5,320	352,078

		$2,786,632

Machinery & Tools – 3.2%
Atlas Copco AB, “A”	20,531	$601,231
Eaton Corp. PLC	11,520	793,037
Glory Ltd.	18,000	452,802
Joy Global, Inc.	16,090	821,234
Roper Industries, Inc.	6,974	926,635
Schindler Holding AG	4,407	661,769

		$4,256,708

Major Banks – 7.0%
Barclays PLC	154,868	$665,651
BNP Paribas	13,122	887,605
Goldman Sachs Group, Inc.	4,019	635,846

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Major Banks – continued
HSBC Holdings PLC	91,984	$996,824
JPMorgan Chase & Co.	27,390	1,415,789
Morgan Stanley	37,620	1,013,859
Standard Chartered PLC	26,446	634,067
State Street Corp.	10,730	705,498
Sumitomo Mitsui Financial Group, Inc.	23,500	1,140,877
Wells Fargo & Co.	28,950	1,196,214

		$9,292,230

Medical & Health Technology & Services – 0.5%
Kobayashi Pharmaceutical Co. Ltd.	12,000	$687,877

Medical Equipment – 3.1%
Abbott Laboratories	28,120	$933,303
Covidien PLC	19,780	1,205,393
Sonova Holding AG	5,947	739,142
Thermo Fisher Scientific, Inc.	13,570	1,250,476

		$4,128,314

Metals & Mining – 1.8%
Gerdau S.A., ADR	48,330	$360,542
Iluka Resources Ltd.	43,049	460,238
Rio Tinto Ltd.	23,850	1,167,204
Steel Authority of India Ltd.	576,979	462,879

		$2,450,863

Natural Gas – Distribution – 0.9%
GDF SUEZ	27,547	$692,048
Tokyo Gas Co. Ltd.	82,000	450,740

		$1,142,788

Network & Telecom – 0.0%
Qualcomm, Inc.	760	$51,194

Oil Services – 1.4%
Cameron International Corp. (a)	13,680	$798,502
Dresser-Rand Group, Inc. (a)	7,160	446,784
Schlumberger Ltd.	7,850	693,626

		$1,938,912

Other Banks & Diversified Financials – 8.2%
American Express Co.	11,650	$879,808
DBS Group Holdings Ltd.	61,000	798,390
Discover Financial Services	17,290	873,837
Erste Group Bank AG	32,929	1,040,642
Federal Bank Ltd.	72,034	327,464
Fifth Third Bancorp	29,860	538,674
Housing Development Finance Corp. Ltd.	44,415	542,196
ICICI Bank Ltd.	33,792	476,964
Itau Unibanco Holding S.A., IPS	40,720	578,013
Kasikornbank PLC, NVDR	133,200	747,427
Sberbank of Russia, ADR	61,433	740,268
UBS AG	59,539	1,217,970
UniCredit S.p.A.	120,529	768,328
Visa, Inc., “A”	7,574	1,447,391

		$10,977,372

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Pharmaceuticals – 5.8%
Bayer AG	10,743	$1,266,755
Novartis AG	25,240	1,939,714
Pfizer, Inc.	67,690	1,943,380
Roche Holding AG	6,236	1,681,827
Santen Pharmaceutical Co. Ltd.	17,800	864,806

		$7,696,482

Railroad & Shipping – 0.5%
Union Pacific Corp.	3,964	$615,768

Real Estate – 1.0%
Mitsubishi Estate Co. Ltd.	47,000	$1,394,581

Restaurants – 1.2%
Arcos Dorados Holdings, Inc.	49,510	$586,694
YUM! Brands, Inc.	13,640	973,760

		$1,560,454

Specialty Chemicals – 2.1%
Akzo Nobel N.V.	14,508	$953,389
FMC Corp.	6,640	476,221
Linde AG	4,260	843,724
W.R. Grace & Co. (a)	5,820	508,668

		$2,782,002

Specialty Stores – 0.6%
Industria de Diseno Textil S.A.	4,948	$762,436

Telecommunications – Wireless – 2.5%
American Tower Corp., REIT	9,750	$722,768
KDDI Corp.	20,646	1,062,726
Tele2 AB, “B”	41,630	532,464
TIM Participacoes S.A., ADR	28,410	669,624
Vodafone Group PLC	87,534	306,091

		$3,293,673

Telephone Services – 1.6%
BT Group PLC	80,750	$447,597
China Unicom (Hong Kong) Ltd.	266,000	412,391
TDC A.S.	63,572	537,925
Telecom Italia S.p.A. – Savings Shares	452,124	300,262
Verizon Communications, Inc.	10,040	468,466

		$2,166,641

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Tobacco – 1.5%
Japan Tobacco, Inc.	35,800	$1,292,666
Philip Morris International, Inc.	8,020	694,452

		$1,987,118

Trucking – 1.3%
Expeditors International of Washington, Inc.	20,500	$903,230
Yamato Holdings Co. Ltd.	35,100	793,533

		$1,696,763

Utilities – Electric Power – 1.8%
CMS Energy Corp.	49,010	$1,289,943
Edison International	13,030	600,162
Energias do Brasil S.A.	98,000	533,267

		$2,423,372

Total Common Stocks		$132,559,682

	Strike Price	First Exercise

RIGHTS – 0.1%
Major Banks – 0.1%
Barclays PLC (1 share for 1 right) (a)	GBP 1.85	9/18/13	39,003	$50,987

MONEY MARKET FUNDS – 0.0%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	22,514	$22,514

Total Investments		$132,633,183

SECURITIES SOLD SHORT – (0.4)%
Computer Software – Systems – (0.1)%
Lexmark International, Inc., “A”	(3,520)	$(116,160)

Machinery & Tools – (0.3)%
Manitowoc Co., Inc.	(18,250)	$(357,335)

Total Securities Sold Short		$(473,495)

OTHER ASSETS, LESS LIABILITIES – 0.8%		1,042,874

Net Assets – 100.0%		$133,202,562

(a)	Non-income producing security.

(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and certain derivative transactions.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
IPS	International Preference Stock
NVDR	Non-Voting Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

At September 30, 2013, the fund had cash collateral of $133,902 and other liquid securities with an aggregate value of $905,649 to cover any commitments for securities sold short and certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

9/30/13 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments.

4

Supplemental Information (unaudited) – continued

The following is a summary of the levels used as of September 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$71,131,409	$—	$—	$71,131,409
Japan	—	11,041,502	—	11,041,502
Switzerland	7,970,172	—	—	7,970,172
United Kingdom	7,795,353	—	—	7,795,353
France	6,870,573	—	—	6,870,573
Hong Kong	1,061,695	2,746,592	—	3,808,287
Brazil	3,271,660	—	—	3,271,660
Germany	3,105,684	—	—	3,105,684
Netherlands	3,103,221	—	—	3,103,221
Other Countries	11,579,765	2,933,043	—	14,512,808
Mutual Funds	22,514	—	—	22,514
Total Investments	$115,912,046	$16,721,137	$—	$132,633,183
Short Sales	$(473,495)	$—	$—	$(473,495)

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $2,157,472 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $30,462,291 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$112,868,912
Gross unrealized appreciation	24,700,158
Gross unrealized depreciation	(4,935,887)
Net unrealized appreciation (depreciation)	$19,764,271

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	480,187	19,405,859	(19,863,532)	22,514

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$655	$22,514

5

Supplemental Information (unaudited) – continued

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2013, are as follows:

United States	53.8%
Japan	8.3%
Switzerland	6.0%
United Kingdom	5.9%
France	5.2%
Hong Kong	2.9%
Brazil	2.5%
Germany	2.3%
Netherlands	2.3%
Other Countries	10.8%

6

QUARTERLY REPORT

September 30, 2013

MFS® MONEY MARKET PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

9/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

CERTIFICATES OF DEPOSIT – 19.8%
Major Banks – 11.9%
Bank of Montreal/Chicago Branch, 0.1%, due 10/08/13	$11,190,000	$11,190,000
Bank of Montreal/Chicago Branch, 0.11%, due 11/08/13	8,835,000	8,835,000
Bank of Nova Scotia/Houston Branch, 0.12%, due 10/18/13	20,160,000	20,160,000
Chase Bank USA N.A., 0.22%, due 12/04/13	1,700,000	1,700,000
Toronto Dominion Holdings (USA), Inc., 0.11%, due 10/17/13	14,725,000	14,725,000
Toronto Dominion Holdings (USA), Inc., 0.075%, due 11/05/13	2,623,000	2,623,000

		$59,233,000

Other Banks & Diversified Financials – 7.9%
Branch Banking & Trust Co., 0.11%, due 10/01/13	$19,556,000	$19,556,000
Mizuho Corporate Bank (USA)/New York Branch, 0.17%, due 11/18/13	20,070,000	20,070,000

		$39,626,000

Total Certificates of Deposit, at Cost and Value		$98,859,000

COMMERCIAL PAPER (y) – 39.0%
Automotive – 6.3%
American Honda Finance Corp., 0.05%, due 10/10/13	$5,000,000	$4,999,938
American Honda Finance Corp., 0.09%, due 10/08/13	6,210,000	6,209,891
Toyota Motor Credit Corp., 0.08%, due 10/28/13	10,037,000	10,036,398
Toyota Motor Credit Corp., 0.11%, due 10/15/13	9,991,000	9,990,573

		$31,236,800

Computer Software – 1.9%
Microsoft Corp., 0.06%, due 11/13/13 (t)	$9,699,000	$9,698,305

Consumer Products – 4.0%
Procter & Gamble Co., 0.04%, due 10/03/13 (t)	$20,056,000	$20,055,955

Financial Institutions – 4.0%
General Electric Capital Corp., 0.15%, due 11/13/13	$267,000	$266,952
General Electric Capital Corp., 0.11%, due 11/15/13	19,470,000	19,467,323

		$19,734,275

Food & Beverages – 7.0%
Anheuser-Busch InBev Worldwide, Inc., 0.22%, due 1/21/14 (t)	$310,000	$309,788
Anheuser-Busch InBev Worldwide, Inc., 0.23%, due 11/01/13 (t)	16,026,000	16,022,826

Issuer	Shares/Par	Value ($)

COMMERCIAL PAPER (y) – continued
Food & Beverages – continued
Anheuser-Busch InBev Worldwide, Inc., 0.24%, due 1/27/14 (t)	$1,733,000	$1,731,637
Coca-Cola Co., 0.13%, due 10/24/13 (t)	2,974,000	2,973,753
Coca-Cola Co., 0.13%, due 12/17/13 (t)	11,317,000	11,313,853
Coca-Cola Co., 0.17%, due 10/21/13 (t)	2,658,000	2,657,749

		$35,009,606

Major Banks – 14.4%
ANZ National (International) Ltd., 0.13%, due 11/06/13 (t)	$2,200,000	$2,199,714
ANZ National (International) Ltd., 0.24%, due 10/09/13 (t)	11,894,000	11,893,366
JPMorgan Chase & Co., 0.22%, due 12/09/13	3,215,000	3,213,644
JPMorgan Chase & Co., 0.3%, due 11/04/13 (t)	14,800,000	14,795,807
National Australia Funding (Delaware), Inc., 0.175%, due 11/18/13 (t)	19,998,000	19,993,334
Wells Fargo & Co., 0.18%, due 12/06/13	19,710,000	19,703,496

		$71,799,361

Pharmaceuticals – 0.4%
Novartis Finance Corp., 0.05%, due 10/01/13 (t)	$2,000,000	$2,000,000

Retailers – 1.0%
Wal-Mart Stores, Inc., 0.04%, due 10/07/13 (t)	$5,000,000	$4,999,967

Total Commercial Paper, at Amortized Cost and Value		$194,534,269

U.S. GOVERNMENT AGENCIES AND EQUIVALENTS (y) – 38.6%
Fannie Mae, 0.085%, due 12/11/13	$15,000,000	$14,997,485
Federal Home Loan Bank, 0.065%, due 10/11/13	19,920,000	19,919,640
Federal Home Loan Bank, 0.055%, due 10/16/13	15,002,000	15,001,656
Federal Home Loan Bank, 0.065%, due 10/18/13	1,100,000	1,099,966
Federal Home Loan Bank, 0.02%, due 10/23/13	4,100,000	4,099,950
Federal Home Loan Bank, 0.04%, due 11/06/13	20,310,000	20,309,188
Freddie Mac, 0.04%, due 11/06/13	1,770,000	1,769,929
Freddie Mac, 0.045%, due 11/25/13	18,317,000	18,315,741
U.S. Treasury Bill, 0.022%, due 10/03/13	8,975,000	8,974,989
U.S. Treasury Bill, 0.098%, due 10/03/13	30,000,000	29,999,837
U.S. Treasury Bill, 0.093%, due 10/10/13	5,000,000	4,999,884
U.S. Treasury Bill, 0.043%, due 11/14/13	19,920,000	19,918,965
U.S. Treasury Bill, 0.085%, due 12/05/13	12,000,000	11,998,158
U.S. Treasury Bill, 0.09%, due 12/19/13	1,000,000	999,803

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

U.S. GOVERNMENT AGENCIES AND EQUIVALENTS (y) – continued
U.S. Treasury Bill, 0.05%, due 2/27/14	$20,290,000	$20,285,801

Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$192,690,992

FLOATING RATE DEMAND NOTES – 2.7%
East Baton Rouge, LA, Pollution Control Rev. (Exxon Mobil Corp.), 0.05%, due 10/01/13	$3,300,000	$3,300,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), 0.05%, due 10/01/13	7,200,000	7,200,000

Issuer	Shares/Par	Value ($)

FLOATING RATE DEMAND NOTES – continued
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “C”, 0.05%, due 10/01/13	$3,200,000	$3,200,000

Total Floating Rate Demand Notes, at Cost and Value		$13,700,000

Total Investments, at Amortized Cost and Value		$499,784,261

OTHER ASSETS, LESS LIABILITIES – (0.1)%		(399,669)

Net Assets – 100.0%		$499,384,592

(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.

(y)	The rate shown represents an annualized yield at time of purchase.

The tax cost of investments for federal income tax purposes is $499,784,261.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

9/30/13 (unaudited)

(1) Investment Valuations

Pursuant to procedures approved by the Board of Trustees, investments held by the fund are generally valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Short term securities	$—	$499,784,261	$—	$499,784,261

For further information regarding security characteristics, see the Portfolio of Investments.

3

QUARTERLY REPORT

September 30, 2013

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

9/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.7%
Aerospace – 4.8%
Precision Castparts Corp.	32,071	$7,287,812
United Technologies Corp.	190,580	20,548,336

		$27,836,148

Alcoholic Beverages – 2.0%
Beam, Inc.	45,960	$2,971,314
Pernod Ricard S.A.	70,719	8,781,754

		$11,753,068

Apparel Manufacturers – 3.6%
LVMH Moet Hennessy Louis Vuitton S.A.	66,159	$13,031,671
NIKE, Inc., “B”	112,250	8,153,840

		$21,185,511

Automotive – 0.9%
Johnson Controls, Inc.	127,770	$5,302,455

Broadcasting – 6.7%
Discovery Communications, Inc., “A” (a)	54,880	$4,632,970
Omnicom Group, Inc.	97,090	6,159,390
Time Warner, Inc.	153,110	10,076,169
Viacom, Inc., “B”	59,310	4,957,130
Walt Disney Co.	204,800	13,207,552

		$39,033,211

Brokerage & Asset Managers – 3.3%
Charles Schwab Corp.	159,910	$3,380,497
CME Group, Inc.	47,200	3,487,136
Franklin Resources, Inc.	238,390	12,050,615

		$18,918,248

Business Services – 5.7%
Accenture PLC, “A”	285,370	$21,014,647
Cognizant Technology Solutions Corp., “A” (a)	64,110	5,264,713
MSCI, Inc., “A” (a)	94,870	3,819,466
Verisk Analytics, Inc., “A” (a)	44,580	2,895,917

		$32,994,743

Chemicals – 0.6%
Monsanto Co.	31,788	$3,317,714

Computer Software – 3.7%
Autodesk, Inc. (a)	156,230	$6,431,989
Oracle Corp.	461,580	15,310,609

		$21,742,598

Computer Software – Systems – 5.1%
Apple, Inc.	14,720	$7,017,760
EMC Corp.	607,400	15,525,144
International Business Machines Corp.	38,822	7,189,058

		$29,731,962

Consumer Products – 6.6%
Church & Dwight Co., Inc.	60,650	$3,642,033
Colgate-Palmolive Co.	296,043	17,555,350

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Consumer Products – continued
Procter & Gamble Co.	226,011	$17,084,171

		$38,281,554

Electrical Equipment – 9.3%
Amphenol Corp., “A”	55,810	$4,318,578
Danaher Corp.	274,630	19,037,352
Mettler-Toledo International, Inc. (a)	37,722	9,056,675
Sensata Technologies Holding B.V. (a)	332,440	12,722,479
W.W. Grainger, Inc.	33,590	8,790,839

		$53,925,923

Electronics – 3.6%
Microchip Technology, Inc.	323,790	$13,045,499
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	456,099	7,735,439

		$20,780,938

Energy – Independent – 0.9%
Occidental Petroleum Corp.	55,660	$5,206,436

Food & Beverages – 4.8%
Groupe Danone	172,624	$12,993,857
Mead Johnson Nutrition Co., “A”	117,620	8,734,461
PepsiCo, Inc.	74,750	5,942,625

		$27,670,943

Food & Drug Stores – 2.2%
CVS Caremark Corp.	220,826	$12,531,876

General Merchandise – 1.2%
Kohl’s Corp.	63,530	$3,287,678
Target Corp.	62,040	3,969,319

		$7,256,997

Internet – 5.0%
eBay, Inc. (a)	90,530	$5,050,669
Google, Inc., “A” (a)	27,727	24,286,357

		$29,337,026

Medical & Health Technology & Services – 2.8%
Express Scripts Holding Co. (a)	215,357	$13,304,755
Patterson Cos., Inc.	71,732	2,883,626

		$16,188,381

Medical Equipment – 7.6%
Abbott Laboratories	84,360	$2,799,908
DENTSPLY International, Inc.	277,240	12,034,988
St. Jude Medical, Inc.	74,990	4,022,464
Thermo Fisher Scientific, Inc.	191,110	17,610,787
Waters Corp. (a)	73,440	7,800,062

		$44,268,209

Metals & Mining – 0.4%
Rio Tinto Ltd.	53,210	$2,604,064

Oil Services – 2.7%
Schlumberger Ltd.	175,470	$15,504,529

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Other Banks & Diversified Financials – 4.8%
MasterCard, Inc., “A”	12,698	$8,542,960
Visa, Inc., “A”	102,542	19,595,776

		$28,138,736

Pharmaceuticals – 3.6%
Allergan, Inc.	40,198	$3,635,909
Johnson & Johnson	130,290	11,294,840
Zoetis, Inc.	194,000	6,037,280

		$20,968,029

Railroad & Shipping – 1.6%
Kuehne & Nagel, Inc. AG	68,700	$9,001,990

Restaurants – 1.9%
McDonald’s Corp.	113,308	$10,901,363

Specialty Chemicals – 1.4%
Praxair, Inc.	66,935	$8,046,256

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Specialty Stores – 0.8%
Industria de Diseno Textil S.A.	31,269	$4,818,230

Trucking – 2.1%
Expeditors International of Washington, Inc.	278,960	$12,290,978

Total Common Stocks		$579,538,116

MONEY MARKET FUNDS – 0.4%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	2,228,966	$2,228,966

Total Investments		$581,767,082

OTHER ASSETS, LESS LIABILITIES – (0.1)%		(516,727)

Net Assets – 100.0%		$581,250,355

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

9/30/13 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$579,538,116	$—	$—	$579,538,116
Mutual Funds	2,228,966	—	—	2,228,966
Total Investments	$581,767,082	$—	$—	$581,767,082

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $42,449,812 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

3

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$446,357,458
Gross unrealized appreciation	136,486,455
Gross unrealized depreciation	(1,076,831)
Net unrealized appreciation (depreciation)	$135,409,624

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	4,898,676	72,580,803	(75,250,513)	2,228,966

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$4,257	$2,228,966

4

QUARTERLY REPORT

September 30, 2013

MFS® EMERGING MARKETS EQUITY PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

9/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.2%
Airlines – 0.3%
Copa Holdings S.A., “A”	2,135	$296,060

Alcoholic Beverages – 2.2%
Companhia de Bebidas das Americas, ADR	22,415	$859,615
SABMiller PLC	20,780	1,057,497

		$1,917,112

Apparel Manufacturers – 4.6%
Belle International Holdings Ltd.	654,000	$949,476
Cia.Hering S.A.	37,600	570,710
Li & Fung Ltd.	938,000	1,364,205
Stella International Holdings	434,500	1,115,956

		$4,000,347

Automotive – 5.9%
Exide Industries Ltd.	336,525	$695,304
Ford Otomotiv Sanayi A.S.	50,400	693,607
Geely Automobile Holdings Ltd.	80,000	41,240
Guangzhou Automobile Group Co. Ltd., “H”	908,000	984,577
Kia Motors Corp.	43,920	2,664,443

		$5,079,171

Brokerage & Asset Managers – 1.2%
BM&F Bovespa S.A.	138,400	$773,087
Bolsa Mexicana de Valores S.A. de C.V.	107,800	259,175

		$1,032,262

Business Services – 2.7%
Cognizant Technology Solutions Corp., “A” (a)	20,160	$1,655,539
LPS Brasil – Consultoria de Imoveis S.A.	57,100	448,545
Multiplus S.A.	18,500	215,359

		$2,319,443

Cable TV – 3.1%
Astro Malaysia Holdings Berhad	1,019,000	$912,864
Naspers Ltd.	19,387	1,792,751

		$2,705,615

Computer Software – Systems – 2.5%
Asustek Computer, Inc.	73,000	$585,458
Hon Hai Precision Industry Co. Ltd.	624,009	1,601,863

		$2,187,321

Conglomerates – 0.8%
First Pacific Co. Ltd.	593,400	$653,870

Construction – 1.1%
Anhui Conch Cement Co. Ltd.	288,000	$926,605

Consumer Products – 1.5%
Dabur India Ltd.	377,439	$1,021,898
Kimberly-Clark de Mexico S.A. de C.V., “A”	94,010	273,710

		$1,295,608

Consumer Services – 2.1%
Abril Educacao S.A., IEU	20,930	$313,152

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Consumer Services – continued
Anhanguera Educacional Participacoes S.A.	71,600	$428,379
Estacio Participacoes S.A.	59,990	466,105
Kroton Educacional S.A.	39,716	564,658

		$1,772,294

Electronics – 10.8%
Samsung Electronics Co. Ltd.	2,692	$3,408,352
Seoul Semiconductor Co. Ltd.	23,600	890,483
Siliconware Precision Industries Co. Ltd.	1,284,000	1,500,396
Taiwan Semiconductor Manufacturing Co. Ltd.	1,024,258	3,481,514

		$9,280,745

Energy – Independent – 3.1%
China Shenhua Energy Co. Ltd.	312,500	$947,185
INPEX Corp.	45,200	534,309
Reliance Industries Ltd.	89,217	1,171,984

		$2,653,478

Energy – Integrated – 3.6%
OAO Gazprom, ADR	119,674	$1,054,328
OAO NOVATEK, GDR	4,050	535,410
Petroleo Brasileiro S.A., ADR	99,012	1,533,696

		$3,123,434

Engineering – Construction – 0.9%
Mills Estruturas e Servicos de Engenharia S.A.	29,400	$402,736
Promotora y Operadora de Infraestructura S.A.B. de C.V. (a)	35,100	337,284

		$740,020

Food & Beverages – 1.0%
Arca Continental S.A.B de C.V.	42,576	$265,289
M. Dias Branco S.A. Industria e Comercio de Alimentos	12,900	593,692

		$858,981

Food & Drug Stores – 3.8%
Dairy Farm International Holdings Ltd.	49,500	$500,445
E-Mart Co. Ltd.	4,072	914,396
Magnit OJSC	2,357	596,926
O’Key Group S.A., GDR	55,520	660,688
Wumart Stores, Inc., “H”	315,000	561,289

		$3,233,744

Forest & Paper Products – 0.4%
Fibria Celulose S.A. (a)	29,900	$343,615

Gaming & Lodging – 1.1%
Minor International PLC	452,430	$350,026
Shangri-La Asia Ltd.	356,000	589,363

		$939,389

General Merchandise – 1.6%
Mr. Price Group Ltd.	30,136	$417,361

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
General Merchandise – continued
PT Mitra Adiperkasa Tbk	342,000	$181,929
Woolworths Ltd.	104,423	771,609

		$1,370,899

Health Maintenance Organizations – 0.4%
OdontoPrev S.A.	77,900	$341,997

Insurance – 2.0%
Brasil Insurance Participacoes e Administracao S.A.	68,200	$612,363
China Pacific Insurance Co. Ltd.	311,600	1,116,889

		$1,729,252

Internet – 1.9%
51job, Inc., ADR (a)	6,510	$467,548
NHN Corp.	2,178	1,128,849

		$1,596,397

Machinery & Tools – 2.1%
Glory Ltd.	27,000	$679,203
Sinotruk Hong Kong Ltd.	589,500	300,986
Thermax Ltd.	31,884	296,808
TK Corp. (a)	23,927	555,497

		$1,832,494

Major Banks – 1.6%
Standard Chartered PLC	56,743	$1,373,548

Medical & Health Technology & Services – 0.4%
Fleury S.A.	46,500	$385,000

Medical Equipment – 0.6%
Top Glove Corp.	287,400	$554,608

Metals & Mining – 5.3%
Gerdau S.A., ADR	75,560	$563,678
Grupo Mexico S.A.B. de C.V., “B”	86,217	257,673
Iluka Resources Ltd.	117,940	1,260,901
Steel Authority of India Ltd.	448,007	359,412
Usinas Siderurgicas de Minas Gerais S.A., IPS (a)	118,500	562,478
Vale S.A., ADR	97,248	1,518,041

		$4,522,183

Network & Telecom – 0.9%
VTech Holdings Ltd.	57,000	$733,425

Oil Services – 1.3%
Lamprell PLC (a)	202,270	$456,800
Tenaris S.A., ADR	14,209	664,697

		$1,121,497

Other Banks & Diversified Financials – 15.9%
Banco Santander S.A., IEU	67,700	$456,363
Bangkok Bank Public Co. Ltd.	252,300	1,588,974
Bank Negara Indonesia PT	4,500	1,584
China Construction Bank	2,024,670	1,561,419
Compartamos S.A.B. de C.V.	185,130	345,665

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Other Banks & Diversified Financials – continued
Concentradora Fibra Hotelera Mexicana S.A. de C.V., REIT	185,800	$303,196
Credicorp Ltd.	2,660	341,704
Grupo Financiero Banorte S.A. de C.V.	64,800	404,607
Grupo Financiero Santander Mexico S.A.B. de C.V., ADR	16,870	233,143
Hana Financial Group, Inc.	29,570	1,010,998
Housing Development Finance Corp. Ltd.	158,430	1,934,033
Itau Unibanco Holding S.A., ADR	47,757	674,329
Kasikornbank Co. Ltd.	67,800	383,722
Komercni Banka A.S.	7,588	1,689,259
Macquarie Mexico Real Estate S.A. de C.V., REIT	207,700	354,008
Sberbank of Russia	482,190	1,453,803
Turkiye Garanti Bankasi A.S.	239,797	944,919

		$13,681,726

Pharmaceuticals – 0.4%
Genomma Lab Internacional S.A., “B” (a)	145,600	$332,368

Railroad & Shipping – 0.7%
All America Latina Logistica S.A.	73,100	$288,930
CCR S.A.	35,580	278,533

		$567,463

Real Estate – 2.0%
Brasil Brokers Participacoes	144,500	$374,893
Hang Lung Properties Ltd.	271,000	922,446
Multiplan Empreendimentos Imobiliarios S.A.	16,815	402,109

		$1,699,448

Restaurants – 0.6%
Ajisen China Holdings Ltd.	508,000	$509,579

Telecommunications – Wireless – 4.4%
America Movil S.A.B. de C.V., “L”, ADR	39,744	$787,325
China Mobile Ltd.	47,000	528,716
Mobile TeleSystems OJSC, ADR	45,502	1,012,875
MTN Group Ltd.	31,322	611,450
TIM Participacoes S.A., ADR	13,897	327,552
Turkcell Iletisim Hizmetleri A.S. (a)	87,810	517,284

		$3,785,202

Telephone Services – 2.4%
China Unicom (Hong Kong) Ltd.	972,000	$1,506,933
PT XL Axiata Tbk	1,476,000	541,710

		$2,048,643

Utilities – Electric Power – 1.8%
Alupar Investimento S.A., IEU (a)	41,400	$326,896
CESC Ltd.	83,963	454,517
Energias do Brasil S.A.	87,200	474,499
Tractebel Energia S.A.	18,500	305,760

		$1,561,672

Utilities – Water – 0.2%
Aguas Andinas S.A.	312,398	$214,826

Total Common Stocks		$85,321,341

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

MONEY MARKET FUNDS – 0.7%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	628,594	$628,594

Total Investments		$85,949,935

OTHER ASSETS, LESS LIABILITIES – 0.1%		99,344

Net Assets – 100.0%		$86,049,279

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

IEU	International Equity Unit

IPS	International Preference Stock

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

9/30/13 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
Brazil	$15,406,769	$—	$—	$15,406,769
South Korea	2,574,829	7,998,189	—	10,573,018
China	4,890,344	5,512,098	—	10,402,442
Taiwan	6,583,773	585,458	—	7,169,231
India	5,277,736	656,219	—	5,933,955
Hong Kong	4,492,415	1,387,295	—	5,879,710
Russia	4,717,103	596,926	—	5,314,029
Mexico	4,153,446	—	—	4,153,446
South Africa	3,593,171	—	—	3,593,171
Other Countries	13,392,833	3,502,737	—	16,895,570
Mutual Funds	628,594	—	—	628,594
Total Investments	$65,711,013	$20,238,922	$—	$85,949,935

For further information regarding security characteristics, see the Portfolio of Investments.

4

Supplemental Information (unaudited) – continued

Of the level 2 investments presented above, equity investments amounting to $914,396 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $35,555,586 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$74,913,453
Gross unrealized appreciation	14,928,396
Gross unrealized depreciation	(3,891,914)
Net unrealized appreciation (depreciation)	$11,036,482

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	25	15,082,394	(14,453,825)	628,594

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$507	$628,594

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2013, are as follows:

Brazil	17.9%
South Korea	12.3%
China	12.1%
Taiwan	8.3%
India	6.9%
Hong Kong	6.8%
Russia	6.2%
Mexico	4.8%
South Africa	4.2%
Other Countries	20.5%

5

QUARTERLY REPORT

September 30, 2013

MFS® VALUE PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

9/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 99.1%
Aerospace – 8.2%
Honeywell International, Inc.	75,390	$6,260,386
Lockheed Martin Corp.	82,427	10,513,564
Northrop Grumman Corp.	36,880	3,513,189
United Technologies Corp.	65,015	7,009,917

		$27,297,056

Alcoholic Beverages – 1.7%
Diageo PLC	175,457	$5,581,534

Automotive – 2.0%
Delphi Automotive PLC	42,820	$2,501,544
General Motors Co. (a)	20,960	753,931
Johnson Controls, Inc.	79,225	3,287,838

		$6,543,313

Broadcasting – 3.6%
Omnicom Group, Inc.	60,828	$3,858,928
Viacom, Inc., “B”	37,640	3,145,951
Walt Disney Co.	76,022	4,902,659

		$11,907,538

Brokerage & Asset Managers – 2.2%
BlackRock, Inc.	10,919	$2,954,900
Franklin Resources, Inc.	59,725	3,019,099
NASDAQ OMX Group, Inc.	37,889	1,215,858

		$7,189,857

Business Services – 3.0%
Accenture PLC, “A”	93,487	$6,884,383
Dun & Bradstreet Corp.	3,237	336,162
Fidelity National Information Services, Inc.	19,430	902,329
Fiserv, Inc. (a)	17,500	1,768,375

		$9,891,249

Cable TV – 1.0%
Comcast Corp., “Special A”	74,790	$3,243,642

Chemicals – 3.6%
3M Co.	54,290	$6,482,769
PPG Industries, Inc.	32,872	5,491,596

		$11,974,365

Computer Software – 1.2%
Oracle Corp.	122,263	$4,055,464

Computer Software – Systems – 2.1%
Hewlett-Packard Co.	27,560	$578,209
International Business Machines Corp.	35,159	6,510,744

		$7,088,953

Construction – 1.0%
Stanley Black & Decker, Inc.	37,886	$3,431,335

Consumer Products – 0.5%
Procter & Gamble Co.	24,108	$1,822,324

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Containers – 0.2%
Crown Holdings, Inc. (a)	15,540	$657,031

Electrical Equipment – 2.7%
Danaher Corp.	61,490	$4,262,487
Pentair Ltd.	22,166	1,439,460
Tyco International Ltd.	98,710	3,452,876

		$9,154,823

Electronics – 0.6%
Intel Corp.	89,672	$2,055,282

Energy – Independent – 2.5%
Apache Corp.	20,155	$1,715,997
EOG Resources, Inc.	9,155	1,549,758
Occidental Petroleum Corp.	53,077	4,964,823

		$8,230,578

Energy – Integrated – 3.7%
Chevron Corp.	47,445	$5,764,568
Exxon Mobil Corp.	75,467	6,493,181

		$12,257,749

Food & Beverages – 5.2%
Coca-Cola Enterprises, Inc.	29,940	$1,203,887
Dr Pepper Snapple Group, Inc.	34,040	1,525,673
General Mills, Inc.	101,520	4,864,838
Groupe Danone	41,520	3,125,318
J.M. Smucker Co.	2,440	256,298
Kellogg Co.	17,690	1,038,934
Nestle S.A.	76,774	5,369,553

		$17,384,501

Food & Drug Stores – 1.5%
CVS Caremark Corp.	91,103	$5,170,095

General Merchandise – 1.7%
Kohl’s Corp.	16,920	$875,610
Target Corp.	73,780	4,720,444

		$5,596,054

Insurance – 7.5%
ACE Ltd.	39,320	$3,678,779
Aon PLC	45,790	3,408,608
Chubb Corp.	25,275	2,256,047
MetLife, Inc.	137,328	6,447,550
Prudential Financial, Inc.	55,717	4,344,812
Travelers Cos., Inc.	56,835	4,817,903

		$24,953,699

Leisure & Toys – 0.6%
Hasbro, Inc.	39,553	$1,864,528

Machinery & Tools – 1.3%
Eaton Corp. PLC	44,080	$3,034,467
Illinois Tool Works, Inc.	19,220	1,465,909

		$4,500,376

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Major Banks – 11.7%
Bank of New York Mellon Corp.	155,295	$4,688,356
Goldman Sachs Group, Inc.	43,609	6,899,380
JPMorgan Chase & Co.	243,972	12,610,913
PNC Financial Services Group, Inc.	32,135	2,328,181
State Street Corp.	48,695	3,201,696
Wells Fargo & Co.	229,982	9,502,856

		$39,231,382

Medical & Health Technology & Services – 1.3%
Express Scripts Holding Co. (a)	45,090	$2,785,660
Quest Diagnostics, Inc.	23,920	1,478,017

		$4,263,677

Medical Equipment – 4.8%
Abbott Laboratories	108,132	$3,588,901
Covidien PLC	23,940	1,458,904
Medtronic, Inc.	71,890	3,828,143
St. Jude Medical, Inc.	57,110	3,063,380
Thermo Fisher Scientific, Inc.	44,495	4,100,214

		$16,039,542

Other Banks & Diversified Financials – 0.3%
Western Union Co.	62,075	$1,158,319

Pharmaceuticals – 8.5%
AbbVie, Inc.	27,822	$1,244,478
Johnson & Johnson	134,007	11,617,067
Merck & Co., Inc.	59,932	2,853,363
Pfizer, Inc.	365,628	10,497,180
Roche Holding AG	7,818	2,108,487
Zoetis, Inc.	3,280	102,074

		$28,422,649

Printing & Publishing – 1.1%
McGraw-Hill Cos., Inc.	25,290	$1,658,771
Moody’s Corp.	28,960	2,036,757

		$3,695,528

Railroad & Shipping – 0.6%
Canadian National Railway Co.	20,290	$2,056,797

Restaurants – 0.6%
McDonald’s Corp.	22,522	$2,166,842

Specialty Chemicals – 0.8%
Air Products & Chemicals, Inc.	22,557	$2,403,899
Valspar Corp.	4,730	300,024

		$2,703,923

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Specialty Stores – 0.7%
Advance Auto Parts, Inc.	21,660	$1,790,849
Staples, Inc.	47,860	701,149

		$2,491,998

Telecommunications – Wireless – 1.2%
Vodafone Group PLC	1,188,432	$4,155,740

Telephone Services – 2.1%
AT&T, Inc.	143,032	$4,837,342
Verizon Communications, Inc.	49,500	2,309,670

		$7,147,012

Tobacco – 5.5%
Altria Group, Inc.	44,862	$1,541,010
Lorillard, Inc.	82,380	3,688,976
Philip Morris International, Inc.	150,625	13,042,619

		$18,272,605

Trucking – 1.6%
United Parcel Service, Inc., “B”	58,520	$5,346,972

Utilities – Electric Power – 0.7%
Duke Energy Corp.	12,840	$857,455
PPL Corp.	28,446	864,189
Public Service Enterprise Group, Inc.	17,553	578,020

		$2,299,664

Total Common Stocks		$331,303,996

CONVERTIBLE PREFERRED STOCKS – 0.1%
Aerospace – 0.1%
United Technologies Corp., 7.5%	5,450	$353,105

MONEY MARKET FUNDS – 0.8%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	2,467,841	$2,467,841

Total Investments		$334,124,942

OTHER ASSETS, LESS LIABILITIES – 0.0%		92,823

Net Assets – 100.0%		$334,217,765

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

9/30/13 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$331,657,101	$—	$—	$331,657,101
Mutual Funds	2,467,841	—	—	2,467,841
Total Investments	$334,124,942	$—	$—	$334,124,942

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $14,971,079 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

3

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$229,660,388
Gross unrealized appreciation	104,986,853
Gross unrealized depreciation	(522,299)
Net unrealized appreciation (depreciation)	$104,464,554

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,687,422	52,905,359	(52,124,940)	2,467,841

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,326	$2,467,841

4

QUARTERLY REPORT

September 30, 2013

MFS® CORE EQUITY PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

9/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 98.4%
Aerospace – 3.1%
Honeywell International, Inc.	21,920	$1,820,237
Precision Castparts Corp.	5,424	1,232,550
United Technologies Corp.	16,640	1,794,125

		$4,846,912

Apparel Manufacturers – 1.7%
Guess?, Inc.	12,000	$358,200
Michael Kors Holdings Ltd. (a)	8,440	628,949
NIKE, Inc., “B”	10,160	738,022
PVH Corp.	4,197	498,142
VF Corp.	2,571	511,758

		$2,735,071

Automotive – 2.0%
Delphi Automotive PLC	25,430	$1,485,621
General Motors Co. (a)	30,370	1,092,409
Johnson Controls, Inc.	13,820	573,530

		$3,151,560

Biotechnology – 1.9%
Biogen Idec, Inc. (a)	3,866	$930,778
Celgene Corp. (a)	7,444	1,145,855
Gilead Sciences, Inc. (a)	14,310	899,240

		$2,975,873

Broadcasting – 2.3%
Time Warner, Inc.	12,560	$826,574
Twenty-First Century Fox, Inc.	60,930	2,041,155
Walt Disney Co.	12,040	776,460

		$3,644,189

Brokerage & Asset Managers – 1.6%
BlackRock, Inc.	1,630	$441,111
Franklin Resources, Inc.	13,544	684,649
FXCM, Inc., “A”	15,620	308,495
IntercontinentalExchange, Inc. (a)	3,340	605,943
NASDAQ OMX Group, Inc.	13,110	420,700

		$2,460,898

Business Services – 1.4%
Accenture PLC, “A”	7,950	$585,438
Fidelity National Information Services, Inc.	17,900	831,276
FleetCor Technologies, Inc. (a)	5,010	551,902
Forrester Research, Inc.	7,940	291,874

		$2,260,490

Cable TV – 1.2%
Comcast Corp., “Special A”	20,990	$910,336
Time Warner Cable, Inc.	8,020	895,032

		$1,805,368

Chemicals – 1.3%
Celanese Corp.	13,100	$691,549
LyondellBasell Industries N.V., “A”	8,860	648,818

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Chemicals – continued
PPG Industries, Inc.	3,866	$645,854

		$1,986,221

Computer Software – 4.3%
Check Point Software Technologies Ltd. (a)	24,310	$1,374,974
Citrix Systems, Inc. (a)	11,380	803,542
CommVault Systems, Inc. (a)	9,790	859,856
Microsoft Corp.	11,680	389,061
Oracle Corp.	29,640	983,159
Qlik Technologies, Inc. (a)	20,530	702,947
Salesforce.com, Inc. (a)	15,309	794,690
Symantec Corp.	31,740	785,565

		$6,693,794

Computer Software – Systems – 5.6%
Apple, Inc. (s)	7,043	$3,357,750
EMC Corp.	49,270	1,259,341
Hewlett-Packard Co.	107,120	2,247,378
NCR Corp. (a)	5,260	208,349
SS&C Technologies Holdings, Inc. (a)	21,740	828,294
Vantiv, Inc., “A” (a)	30,590	854,685

		$8,755,797

Construction – 1.0%
Pool Corp.	3,890	$218,346
Sherwin-Williams Co.	1,770	322,459
Stanley Black & Decker, Inc.	10,640	963,665

		$1,504,470

Consumer Products – 2.4%
Estee Lauder Cos., Inc., “A”	20,190	$1,411,281
Procter & Gamble Co.	30,480	2,303,983

		$3,715,264

Consumer Services – 1.3%
Grand Canyon Education, Inc. (a)	13,800	$555,864
Priceline.com, Inc. (a)	1,517	1,533,611

		$2,089,475

Containers – 0.6%
Crown Holdings, Inc. (a)	4,930	$208,440
Packaging Corp. of America	11,760	671,378

		$879,818

Electrical Equipment – 1.4%
AMETEK, Inc.	11,920	$548,558
Danaher Corp.	10,860	752,815
Sensata Technologies Holding B.V. (a)	14,150	541,521
W.W. Grainger, Inc.	1,049	274,534

		$2,117,428

Electronics – 2.7%
Altera Corp.	34,920	$1,297,627
KLA-Tencor Corp.	12,850	781,923

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Electronics – continued
Linear Technology Corp.	5,990	$237,563
Microchip Technology, Inc.	32,350	1,303,382
NXP Semiconductors N.V. (a)	17,750	660,478

		$4,280,973

Energy – Independent – 4.2%
Anadarko Petroleum Corp.	4,180	$388,698
Athlon Energy, Inc. (a)	12,560	410,712
Cabot Oil & Gas Corp.	10,180	379,918
Concho Resources, Inc. (a)	3,960	430,888
CONSOL Energy, Inc.	3,490	117,439
EOG Resources, Inc.	3,642	616,518
EQT Corp.	4,520	401,014
Gulfport Energy Corp. (a)	4,170	268,298
Marathon Petroleum Corp.	18,290	1,176,413
Noble Energy, Inc.	14,757	988,867
PDC Energy, Inc. (a)	1,500	89,310
Peabody Energy Corp.	3,720	64,170
Pioneer Natural Resources Co.	6,208	1,172,070

		$6,504,315

Energy – Integrated – 3.5%
Exxon Mobil Corp. (s)	64,226	$5,526,005

Entertainment – 0.2%
Cinemark Holdings, Inc.	10,020	$318,035

Food & Beverages – 2.9%
Coca-Cola Co.	46,250	$1,751,950
Coca-Cola Enterprises, Inc.	9,670	388,831
General Mills, Inc.	15,610	748,031
Mead Johnson Nutrition Co., “A”	5,030	373,528
Mondelez International, Inc.	39,260	1,233,549

		$4,495,889

Food & Drug Stores – 0.9%
CVS Caremark Corp.	18,730	$1,062,928
Fairway Group Holdings Corp. (a)	14,310	365,764

		$1,428,692

Gaming & Lodging – 0.7%
Wynn Resorts Ltd.	7,340	$1,159,793

General Merchandise – 1.6%
Kohl’s Corp.	16,040	$830,070
Target Corp.	26,450	1,692,271

		$2,522,341

Health Maintenance Organizations – 0.8%
Aetna, Inc.	14,050	$899,481
UnitedHealth Group, Inc.	4,820	345,160

		$1,244,641

Insurance – 4.2%
ACE Ltd.	28,730	$2,687,979
American International Group, Inc.	23,710	1,153,017
MetLife, Inc.	40,380	1,895,841
Third Point Reinsurance Ltd. (a)	62,250	902,000

		$6,638,837

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Internet – 2.5%
ChannelAdvisor Corp. (a)	19,600	$717,948
eBay, Inc. (a)	10,360	577,984
Facebook, Inc., “A “ (a)	4,820	242,157
Google, Inc., “A” (a)	2,452	2,147,731
Yelp, Inc. (a)	2,930	193,907

		$3,879,727

Machinery & Tools – 2.5%
Eaton Corp. PLC	13,060	$899,050
Illinois Tool Works, Inc.	5,300	404,231
Joy Global, Inc.	14,000	714,560
Kennametal, Inc.	11,700	533,520
Roper Industries, Inc.	9,701	1,288,972

		$3,840,333

Major Banks – 4.1%
Goldman Sachs Group, Inc.	3,968	$627,777
JPMorgan Chase & Co. (s)	38,430	1,986,447
Morgan Stanley	30,000	808,500
State Street Corp.	11,820	777,165
Wells Fargo & Co.	54,560	2,254,419

		$6,454,308

Medical & Health Technology & Services – 1.1%
Catamaran Corp. (a)	7,590	$348,761
Cerner Corp. (a)	4,020	211,251
Express Scripts Holding Co. (a)	15,260	942,763
Henry Schein, Inc. (a)	2,610	270,657

		$1,773,432

Medical Equipment – 2.9%
Abbott Laboratories	19,290	$640,235
AtriCure, Inc. (a)	16,210	177,986
Cooper Cos., Inc.	5,488	711,739
Covidien PLC	12,750	776,985
DexCom, Inc. (a)	7,810	220,476
Endologix, Inc. (a)	8,900	143,557
GenMark Diagnostics, Inc. (a)	12,840	156,006
Heartware International, Inc. (a)	3,120	228,415
Sirona Dental Systems, Inc. (a)	3,190	213,507
Stryker Corp.	9,330	630,615
TearLab Corp. (a)	6,090	67,355
Thermo Fisher Scientific, Inc.	6,980	643,207

		$4,610,083

Metals & Mining – 0.5%
Lundin Mining Corp. (a)	48,990	$215,450
Teck Resources Ltd., “B”	9,589	257,680
U.S. Silica Holdings, Inc. (l)	5,560	138,444
Uranium Participation Corp. (a)	23,650	113,193

		$724,767

Natural Gas – Distribution – 0.2%
Spectra Energy Corp.	11,050	$378,240

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Natural Gas – Pipeline – 0.6%
Enbridge, Inc.	15,290	$638,205
Kinder Morgan, Inc.	10,400	369,928

		$1,008,133

Network & Telecom – 0.2%
Juniper Networks, Inc. (a)	8,640	$171,590
Qualcomm, Inc.	2,170	146,171

		$317,761

Oil Services – 1.5%
Cameron International Corp. (a)	13,030	$760,561
Dresser-Rand Group, Inc. (a)	6,350	396,240
Halliburton Co.	13,170	634,136
Schlumberger Ltd.	5,400	477,144

		$2,268,081

Other Banks & Diversified Financials – 4.8%
American Express Co.	9,940	$750,669
Cathay General Bancorp, Inc.	14,690	343,305
CIT Group, Inc. (a)	12,260	597,920
Citigroup, Inc.	39,750	1,928,273
EuroDekania Ltd. (a)(z)	100,530	113,222
Fifth Third Bancorp	54,520	983,541
PrivateBancorp, Inc.	33,410	714,974
TCF Financial Corp.	31,400	448,392
Visa, Inc., “A”	8,156	1,558,612

		$7,438,908

Pharmaceuticals – 5.8%
Bristol-Myers Squibb Co.	21,470	$993,632
Johnson & Johnson	24,780	2,148,178
Mylan, Inc. (a)	12,980	495,447
Perrigo Co.	5,100	629,238
Pfizer, Inc.	82,422	2,366,336
Valeant Pharmaceuticals International, Inc. (a)	16,750	1,747,520
Zoetis, Inc.	21,080	656,010

		$9,036,361

Railroad & Shipping – 1.0%
Canadian Pacific Railway Ltd.	3,317	$408,986
Diana Shipping, Inc. (a)	26,790	323,355
Union Pacific Corp.	5,700	885,438

		$1,617,779

Real Estate – 3.1%
Digital Realty Trust, Inc., REIT	16,520	$877,212
Equity Lifestyle Properties, Inc., REIT	22,980	785,227
Mid-America Apartment Communities, Inc., REIT	17,310	1,081,875
Public Storage, Inc., REIT	2,040	327,522
Tanger Factory Outlet Centers, Inc., REIT	26,050	850,533
Weyerhaeuser Co., REIT	33,050	946,222

		$4,868,591

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Restaurants – 1.2%
McDonald’s Corp.	8,004	$770,065
YUM! Brands, Inc.	15,310	1,092,981

		$1,863,046

Specialty Chemicals – 1.5%
Ecolab, Inc.	5,430	$536,267
FMC Corp.	12,080	866,378
W.R. Grace & Co. (a)	10,360	905,464

		$2,308,109

Specialty Stores – 2.6%
Amazon.com, Inc. (a)	590	$184,458
AutoZone, Inc. (a)	2,273	960,865
Bed Bath & Beyond, Inc. (a)	12,420	960,811
Children’s Place Retail Store, Inc. (a)	8,950	517,847
Dick’s Sporting Goods, Inc.	17,020	908,528
Sally Beauty Holdings, Inc. (a)	20,320	531,571

		$4,064,080

Telecommunications – Wireless – 1.0%
American Tower Corp., REIT	12,650	$937,745
SBA Communications Corp. (a)	7,860	632,416

		$1,570,161

Telephone Services – 1.5%
AT&T, Inc.	33,100	$1,119,442
Verizon Communications, Inc.	27,130	1,265,886

		$2,385,328

Tobacco – 1.5%
Lorillard, Inc.	13,450	$602,291
Philip Morris International, Inc.	19,980	1,730,068

		$2,332,359

Trucking – 1.2%
Expeditors International of Washington, Inc.	20,060	$883,844
Swift Transportation Co. (a)	45,600	920,664

		$1,804,508

Utilities – Electric Power – 2.3%
AES Corp.	25,920	$344,477
American Electric Power Co., Inc.	10,840	469,914
Calpine Corp. (a)	25,530	496,048
CMS Energy Corp.	18,960	499,027
Edison International	10,220	470,733
Great Plains Energy, Inc.	20,240	449,328
NRG Yield, Inc. (a)	2,070	62,700
PG&E Corp.	9,140	374,009
PPL Corp.	13,491	409,857

		$3,576,093

Total Common Stocks		$153,862,337

CONVERTIBLE PREFERRED STOCKS – 0.2%
Utilities – Electric Power – 0.2%
PPL Corp., 8.75%	7,350	$394,916

3

Portfolio of Investments (unaudited) – continued

Issuer/Expiration Date/Strike Price	Number of Contracts	Value ($)
CALL OPTIONS PURCHASED – 0.0%
Pharmaceuticals – 0.0%
Eli Lilly & Co. – October 2013 @ $55	111	$555

Issuer	Shares/Par
MONEY MARKET FUNDS – 0.9%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	1,369,515	$1,369,515

Issuer	Shares/Par	Value ($)
COLLATERAL FOR SECURITIES LOANED – 0.1%
Navigator Securities Lending Prime Portfolio, 0.16%, at Net Asset Value (j)	103,479	$103,479

Total Investments		$155,730,802

Issuer/Expiration Date/Strike Price	Number of Contracts
PUT OPTIONS WRITTEN – 0.0%
Pharmaceuticals – 0.0%
Eli Lilly & Co.- October 2013 @ $42	(111)	$(333)

OTHER ASSETS, LESS LIABILITIES – 0.4%		628,948

Net Assets – 100.0%		$156,359,417

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and certain derivative transactions. At September 30, 2013, the fund had no short sales outstanding.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
EuroDekania Ltd.	3/08/07-6/25/07	$1,412,164	$113,222
% of Net assets			0.1%

At September 30, 2013, the fund had cash collateral of $8,633 and other liquid securities with an aggregate value of $551,428 to cover any commitments for securities sold short and certain derivative contracts.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

9/30/13 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as written options. The following is a summary of the levels used as of September 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$147,153,975	$—	$—	$147,153,975
Canada	3,729,802	—	—	3,729,802
Israel	1,374,974	—	—	1,374,974
Bermuda	902,002	—	—	902,002
Netherlands	660,478	—	—	660,478
Greece	323,355	—	—	323,355
United Kingdom	—	—	113,222	113,222
Mutual Funds	1,472,994	—	—	1,472,994
Total Investments	$155,617,580	$—	$113,222	$155,730,802

Other Financial Instruments
Written Options	$(333)	$—	$—	$(333)

For further information regarding security characteristics, see the Portfolio of Investments.

5

Supplemental Information (unaudited) – continued

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 12/31/12	$130,373
Change in unrealized appreciation (depreciation)	(17,151)
Balance as of 9/30/13	$113,222

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at September 30, 2013 is $(17,151).

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$127,602,262
Gross unrealized appreciation	31,271,362
Gross unrealized depreciation	(3,142,822)
Net unrealized appreciation (depreciation)	$28,128,540

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	896,829	21,576,219	(21,103,533)	1,369,515

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,168	$1,369,515

6

QUARTERLY REPORT

September 30, 2013

MFS® INTERNATIONAL

VALUE PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

9/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 95.1%
Aerospace – 1.1%
Cobham PLC	2,343,217	$10,898,543

Alcoholic Beverages – 2.1%
Heineken N.V.	286,090	$20,276,868

Automotive – 0.8%
USS Co. Ltd.	535,200	$7,759,075

Broadcasting – 1.7%
Fuji Television Network, Inc.	421,900	$9,290,306
Nippon Television Holdings, Inc.	427,800	7,948,668

		$17,238,974

Brokerage & Asset Managers – 1.5%
Computershare Ltd.	496,627	$4,595,970
Daiwa Securities Group, Inc.	772,000	6,965,902
IG Group Holdings PLC	338,212	3,170,209

		$14,732,081

Business Services – 7.6%
Amadeus IT Holding S.A.	482,775	$17,111,806
Brenntag AG	41,246	6,866,149
Bunzl PLC	633,701	13,726,531
Compass Group PLC	1,717,445	23,633,174
Nomura Research, Inc.	404,300	14,083,303

		$75,420,963

Chemicals – 1.3%
Givaudan S.A.	8,713	$12,727,233

Computer Software – 0.9%
OBIC Co. Ltd.	262,600	$8,486,132

Computer Software – Systems – 1.6%
Canon, Inc.	267,000	$8,532,370
Nintendo Co. Ltd.	37,500	4,261,221
Venture Corp. Ltd.	445,000	2,706,429

		$15,500,020

Construction – 0.9%
Geberit AG	32,683	$8,825,332

Consumer Products – 7.7%
Henkel KGaA, IPS	207,070	$21,337,863
Kao Corp.	862,800	26,959,179
KOSE Corp.	133,600	3,870,484
Reckitt Benckiser Group PLC	325,961	23,851,976

		$76,019,502

Containers – 0.7%
Brambles Ltd.	845,695	$7,187,326

Electrical Equipment – 1.9%
Legrand S.A.	230,553	$12,792,732
Spectris PLC	159,978	5,713,287

		$18,506,019

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Electronics – 3.0%
ASM International N.V.	73,764	$2,564,646
Halma PLC	794,952	7,290,564
Hirose Electric Co. Ltd.	52,600	8,101,638
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	679,327	11,521,386

		$29,478,234

Energy – Independent – 0.5%
Cairn Energy PLC (a)	1,159,467	$4,923,534

Energy – Integrated – 2.9%
BP PLC	1,063,811	$7,458,868
Royal Dutch Shell PLC, “A”	649,078	21,436,178

		$28,895,046

Food & Beverages – 6.6%
Groupe Danone	468,874	$35,293,365
ITO EN Ltd.	99,800	2,272,373
Nestle S.A.	402,749	28,168,159

		$65,733,897

Food & Drug Stores – 1.2%
Lawson, Inc.	149,600	$11,742,283

Insurance – 6.7%
Admiral Group PLC	136,922	$2,733,107
Amlin PLC	427,634	2,805,188
Catlin Group Ltd.	436,044	3,420,850
Delta Lloyd N.V.	267,050	5,682,914
Euler Hermes	30,407	3,713,358
Hiscox Ltd.	682,487	7,165,140
ING Groep N.V. (a)	693,046	7,829,794
Jardine Lloyd Thompson Group PLC	285,784	4,372,099
Sony Financial Holdings, Inc.	439,800	8,086,584
Swiss Re Ltd.	116,475	9,633,803
Zurich Insurance Group AG	41,704	10,740,158

		$66,182,995

Leisure & Toys – 0.4%
Sankyo Co. Ltd.	54,000	$2,642,364
Yamaha Corp.	113,800	1,630,072

		$4,272,436

Machinery & Tools – 1.7%
Glory Ltd.	141,300	$3,554,495
Neopost S.A. (l)	121,597	8,855,173
Schindler Holding AG	26,692	4,008,153

		$16,417,821

Major Banks – 3.3%
Bank of Ireland (a)	8,038,360	$2,283,687
HSBC Holdings PLC	1,757,709	19,048,158
Sumitomo Mitsui Financial Group, Inc.	227,700	11,054,373

		$32,386,218

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Medical & Health Technology & Services – 0.7%
Kobayashi Pharmaceutical Co. Ltd.	117,400	$6,729,730

Medical Equipment – 0.5%
Nihon Kohden Corp.	110,300	$4,523,149

Network & Telecom – 3.8%
Ericsson, Inc., “B”	1,792,987	$23,853,671
Nokia Oyj (a)	2,145,846	14,102,816

		$37,956,487

Other Banks & Diversified Financials – 4.2%
Chiba Bank Ltd.	481,000	$3,520,866
DnB NOR A.S.A.	700,458	10,635,150
Hachijuni Bank Ltd.	472,000	2,944,028
Joyo Bank Ltd.	679,000	3,659,103
Julius Baer Group Ltd.	114,139	5,326,108
Jyske Bank A.S. (a)	47,185	2,343,374
North Pacific Bank Ltd.	707,800	2,984,093
Sydbank A.S. (a)	76,891	2,005,573
UniCredit S.p.A.	1,135,220	7,236,609
Unione di Banche Italiane S.c.p.A.	250,989	1,269,240

		$41,924,144

Pharmaceuticals – 10.1%
Bayer AG	172,629	$20,355,453
GlaxoSmithKline PLC	1,146,222	28,901,280
Novartis AG	268,150	20,607,536
Roche Holding AG	85,772	23,132,405
Santen Pharmaceutical Co. Ltd.	150,000	7,287,687

		$100,284,361

Printing & Publishing – 1.3%
Pearson PLC	502,270	$10,220,986
United Business Media Ltd.	245,368	2,838,183

		$13,059,169

Real Estate – 2.6%
Deutsche Annington Immobilien SE (a)	176,165	$4,528,173
Deutsche Wohnen AG	488,516	8,740,258
GSW Immobilien AG	170,934	7,509,783
TAG Immobilien AG	443,110	5,498,861

		$26,277,075

Specialty Chemicals – 0.8%
Symrise AG	171,104	$7,579,751

Specialty Stores – 0.5%
Esprit Holdings Ltd.	3,001,058	$4,793,361

Telecommunications – Wireless – 6.5%
KDDI Corp.	684,300	$35,223,441
NTT DoCoMo, Inc.	558,100	9,067,388
Vodafone Group PLC	5,865,350	20,510,109

		$64,800,938

Issuer	Shares/Par		Value ($)
COMMON STOCKS – continued
Telephone Services – 2.0%
China Unicom (Hong Kong) Ltd.		1,500,000	$2,325,514
Deutsche Telekom AG		135,830	1,968,964
Royal KPN N.V. (a)		293,249	934,280
TDC A.S.		1,006,424	8,516,022
Telecom Italia S.p.A. – Savings Shares		8,804,741	5,847,354

			$19,592,134

Tobacco – 4.1%
British American Tobacco PLC		346,480	$18,378,439
Japan Tobacco, Inc.		624,400	22,545,830

			$40,924,269

Trucking – 1.9%
Yamato Holdings Co. Ltd.		822,900	$18,603,932

Total Common Stocks			$940,659,032

Issuer/Expiration Date/Strike Price	Par Amount of Contracts
PUT OPTIONS PURCHASED – 0.2%
JPY Currency – December 2013 @ $0.0106	JPY	973,680,094	$519,945
JPY Currency – January 2014 @ $0.0102	JPY	646,022,802	151,169
JPY Currency – April 2014 @ $0.0098	JPY	4,947,981,165	682,821
JPY Currency – June 2014 @ EUR 0.0071	JPY	960,031,205	144,005

Total Put Options Purchased			$1,497,940

CALL OPTIONS PURCHASED – 0.1%
EUR Currency – December 2013 @ JPY 124.50	EUR	8,144,843	$754,864

Issuer	Shares/Par
MONEY MARKET FUNDS – 4.7%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)		46,784,001	$46,784,001

COLLATERAL FOR SECURITIES LOANED – 0.1%
Navigator Securities Lending Prime Portfolio, 0.16%, at Net Asset Value (j)		1,201,550	$1,201,550

Total Investments			$990,897,387

OTHER ASSETS, LESS LIABILITIES – (0.2)%			(1,798,363)

Net Assets – 100.0%			$989,099,024

2

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
IPS	International Preference Stock
PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro
JPY	Japanese Yen

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

9/30/13 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments.

4

Supplemental Information (unaudited) – continued

The following is a summary of the levels used as of September 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$—	$264,330,069	$—	$264,330,069
United Kingdom	242,496,404	—	—	242,496,404
Switzerland	123,168,887	—	—	123,168,887
Germany	84,385,256	—	—	84,385,256
France	60,654,627	—	—	60,654,627
Netherlands	37,288,502	—	—	37,288,502
Sweden	23,853,671	—	—	23,853,671
Spain	17,111,806	—	—	17,111,806
Italy	14,353,203	—	—	14,353,203
Other Countries	65,897,732	7,118,875	—	73,016,607
Purchased Currency Options	—	2,252,804	—	2,252,804
Mutual Funds	47,985,551	—	—	47,985,551
Total Investments	$717,195,639	$273,701,748	$—	$990,897,387

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $76,009,525 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $585,555,955 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 12/31/12	$0
Realized gain (loss)	(1,294,039)
Change in unrealized appreciation (depreciation)	1,294,039
Disposition of worthless securities	0
Balance as of 9/30/13	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$807,346,742
Gross unrealized appreciation	203,078,524
Gross unrealized depreciation	(19,527,879)
Net unrealized appreciation (depreciation)	$183,550,645

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	31,817,466	134,637,607	(119,671,072)	46,784,001

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$32,658	$46,784,001

5

Supplemental Information (unaudited) – continued

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2013, are as follows:

Japan	26.7%
United Kingdom	24.5%
Switzerland	12.5%
Germany	8.5%
France	6.1%
United States	4.8%
Netherlands	3.8%
Sweden	2.4%
Spain	1.7%
Other Countries	9.0%

6

QUARTERLY REPORT

September 30, 2013

MFS® RESEARCH

INTERNATIONAL PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

9/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.7%
Alcoholic Beverages – 2.0%
Heineken N.V.	31,644	$2,242,795
Pernod Ricard S.A.	43,124	5,355,058

		$7,597,853

Apparel Manufacturers – 2.4%
Li & Fung Ltd.	3,116,000	$4,531,838
LVMH Moet Hennessy Louis Vuitton S.A.	21,781	4,290,313

		$8,822,151

Automotive – 4.8%
Autoliv, Inc.	36,920	$3,226,439
DENSO Corp.	127,600	5,978,412
Honda Motor Co. Ltd.	174,700	6,676,217
Kia Motors Corp.	33,350	2,023,205

		$17,904,273

Broadcasting – 1.7%
Nippon Television Holdings, Inc.	126,800	$2,355,987
Publicis Groupe S.A.	49,626	3,948,972

		$6,304,959

Business Services – 3.1%
Cognizant Technology Solutions Corp., “A” (a)	32,310	$2,653,297
Compass Group PLC	161,196	2,218,163
Experian Group Ltd.	128,057	2,440,058
Mitsubishi Corp.	110,000	2,231,192
Nomura Research, Inc.	58,200	2,027,327

		$11,570,037

Computer Software – 0.4%
Dassault Systems S.A.	11,707	$1,562,876

Computer Software – Systems – 0.8%
Canon, Inc.	87,400	$2,792,993

Conglomerates – 0.9%
Hutchison Whampoa Ltd.	265,000	$3,178,595

Consumer Products – 0.9%
Reckitt Benckiser Group PLC	46,654	$3,413,875

Electrical Equipment – 3.6%
Legrand S.A.	23,828	$1,322,148
Schneider Electric S.A.	70,424	5,955,524
Siemens AG	52,202	6,289,551

		$13,567,223

Electronics – 1.3%
Infineon Technologies AG	213,494	$2,135,864
Taiwan Semiconductor Manufacturing Co. Ltd.	802,804	2,728,779

		$4,864,643

Energy – Independent – 2.4%
Cairn Energy PLC (a)	179,649	$762,857
Cenovus Energy, Inc.	55,510	1,656,597

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Energy – Independent – continued
Galp Energia SGPS S.A., “B”	53,561	$890,896
INPEX Corp.	186,800	2,208,163
Oil Search Ltd.	192,870	1,547,385
Reliance Industries Ltd.	130,154	1,709,746

		$8,775,644

Energy – Integrated – 5.0%
BG Group PLC	208,239	$3,979,682
Petroleo Brasileiro S.A., ADR	199,240	3,086,228
Royal Dutch Shell PLC, “A”	348,129	11,497,162

		$18,563,072

Engineering – Construction – 1.0%
JGC Corp.	105,000	$3,801,066

Food & Beverages – 5.0%
Groupe Danone	85,761	$6,455,453
M. Dias Branco S.A. Industria e Comercio de Alimentos	46,900	2,158,462
Nestle S.A.	144,320	10,093,703

		$18,707,618

Food & Drug Stores – 0.6%
Sundrug Co. Ltd.	32,500	$1,624,744
Wumart Stores, Inc., “H”	407,000	725,221

		$2,349,965

Gaming & Lodging – 0.9%
Sands China Ltd.	538,000	$3,332,515

Health Maintenance Organizations – 0.3%
OdontoPrev S.A.	226,500	$994,380

Insurance – 4.3%
AIA Group Ltd.	1,321,400	$6,220,778
Delta Lloyd N.V.	67,858	1,444,041
Hiscox Ltd.	172,542	1,811,445
ING Groep N.V. (a)	438,656	4,955,784
Sony Financial Holdings, Inc.	84,900	1,561,053

		$15,993,101

Internet – 0.8%
Yahoo Japan Corp.	524,800	$2,988,168

Machinery & Tools – 3.8%
Atlas Copco AB, “A”	162,561	$4,760,449
Glory Ltd.	103,100	2,593,549
Joy Global, Inc.	51,830	2,645,403
Schindler Holding AG	27,834	4,179,640

		$14,179,041

Major Banks – 12.1%
Banco Santander S.A.	263,079	$2,145,405
Barclays PLC	1,175,078	5,050,699
BNP Paribas	96,121	6,501,867
HSBC Holdings PLC	934,315	10,125,100
Mitsubishi UFJ Financial Group, Inc.	619,200	3,972,074

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Major Banks – continued
Standard Chartered PLC	108,179	$2,593,691
Sumitomo Mitsui Financial Group, Inc.	148,500	7,209,374
Westpac Banking Corp.	236,580	7,223,692

		$44,821,902

Medical & Health Technology & Services – 0.3%
Kobayashi Pharmaceutical Co. Ltd.	16,400	$940,099

Medical Equipment – 0.6%
Sonova Holding AG	17,639	$2,192,319

Metals & Mining – 3.4%
Gerdau S.A., ADR	197,700	$1,474,842
Iluka Resources Ltd.	341,973	3,656,046
Rio Tinto Ltd.	155,972	7,633,173

		$12,764,061

Natural Gas – Distribution – 2.7%
China Resources Gas Group Ltd.	536,000	$1,371,116
GDF SUEZ	137,688	3,459,058
Snam Rete Gas S.p.A.	386,310	1,956,688
Tokyo Gas Co. Ltd.	561,000	3,083,724

		$9,870,586

Network & Telecom – 1.0%
Ericsson, Inc., “B”	284,822	$3,789,236

Other Banks & Diversified Financials – 7.2%
Aeon Credit Service Co. Ltd.	63,300	$1,995,731
Bank Rakyat Indonesia	810,500	507,437
DBS Group Holdings Ltd.	202,000	2,643,848
Erste Group Bank AG	126,716	4,004,553
HDFC Bank Ltd., ADR	52,470	1,615,027
ICICI Bank Ltd.	56,303	794,699
Itau Unibanco Holding S.A., ADR	68,027	960,541
Kasikornbank PLC, NVDR	259,400	1,455,574
KBC Group N.V.	80,981	3,978,496
Sberbank of Russia, ADR	169,417	2,041,475
UBS AG	223,044	4,562,740
UniCredit S.p.A.	340,631	2,171,397

		$26,731,518

Pharmaceuticals – 8.9%
Bayer AG	44,135	$5,204,154
GlaxoSmithKline PLC	280,593	7,074,979
Novartis AG	110,817	8,516,373
Roche Holding AG	30,729	8,287,503
Santen Pharmaceutical Co. Ltd.	85,700	4,163,698

		$33,246,707

Railroad & Shipping – 0.8%
Kuehne & Nagel, Inc. AG	21,621	$2,833,072

Real Estate – 1.6%
GSW Immobilien AG	29,540	$1,297,805
Mitsubishi Estate Co. Ltd.	161,000	4,777,180

		$6,074,985

Issuer			Shares/Par	Value ($)

COMMON STOCKS – continued
Restaurants – 1.7%
Arcos Dorados Holdings, Inc.			227,480	$2,695,638
Whitbread PLC			74,667	3,582,838

				$6,278,476

Specialty Chemicals – 3.8%
Akzo Nobel N.V.			83,499	$5,487,113
Chugoku Marine Paints Ltd.			111,000	691,417
Linde AG			31,157	6,170,871
Symrise AG			38,271	1,695,370

				$14,044,771

Specialty Stores – 0.8%
Hennes & Mauritz AB, “B”			64,844	$2,816,058

Telecommunications – Wireless – 3.7%
KDDI Corp.			122,200	$6,290,084
Tele2 AB, “B”			112,839	1,443,255
TIM Participacoes S.A., ADR			79,994	1,885,459
Vodafone Group PLC			1,217,875	4,258,697

				$13,877,495

Telephone Services – 1.8%
Bezeq – The Israel Telecommunication Corp. Ltd.			380,910	$700,415
BT Group PLC			268,624	1,489,014
China Unicom (Hong Kong) Ltd.			1,462,000	2,266,601
TDC A.S.			178,272	1,508,478
Telecom Italia S.p.A. – Savings Shares			1,198,536	795,965

				$6,760,473

Tobacco – 1.3%
Japan Tobacco, Inc.			135,100	$4,878,190

Trucking – 1.4%
Yamato Holdings Co. Ltd.			226,400	$5,118,399

Utilities – Electric Power – 0.6%
Energias do Brasil S.A.			414,700	$2,256,591

Utilities – Water – 0.0%
SUEZ Environnement			4,447	$72,133

Total Common Stocks				$370,631,119

	Strike Price	First Exercise
RIGHTS – 0.1%
Major Banks – 0.1%
Barclays PLC (1 share for 1 right) (a)	$1.85	9/18/13	296,263	$387,293

MONEY MARKET FUNDS – 0.3%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)			1,056,482	$1,056,482

Total Investments				$372,074,894

OTHER ASSETS, LESS LIABILITIES – (0.1)%				(514,293)

Net Assets – 100.0%				$371,560,601

2

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

9/30/13 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$—	$79,958,839	$—	$79,958,839
United Kingdom	68,318,727	—	—	68,318,727
Switzerland	40,665,349	—	—	40,665,349
France	38,923,403	—	—	38,923,403
Germany	22,793,616	—	—	22,793,616
Hong Kong	4,531,838	12,731,888	—	17,263,726
Netherlands	14,129,733	—	—	14,129,733
Brazil	12,816,503	—	—	12,816,503
Sweden	12,808,998	—	—	12,808,998
Other Countries	57,594,138	5,745,380	—	63,339,518
Mutual Funds	1,056,482	—	—	1,056,482
Total Investments	$273,638,787	$98,436,107	$—	$372,074,894

For further information regarding security characteristics, see the Portfolio of Investments.

4

Supplemental Information (unaudited) – continued

Of the level 2 investments presented above, equity investments amounting to $14,116,619 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $198,534,728 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$337,849,323
Gross unrealized appreciation	44,592,862
Gross unrealized depreciation	(10,367,291)
Net unrealized appreciation (depreciation)	$34,225,571

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,671	44,109,063	(43,054,252)	1,056,482

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,322	$1,056,482

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2013, are as follows:

Japan	21.5%
United Kingdom	18.6%
Switzerland	10.9%
France	10.5%
Germany	6.1%
Hong Kong	4.6%
Netherlands	3.8%
Brazil	3.5%
Sweden	3.5%
Other Countries	17.0%

5

QUARTERLY REPORT

September 30, 2013

MFS® GLOBAL

GROWTH PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

9/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 99.6%
Aerospace – 3.5%
Precision Castparts Corp.	2,029	$461,070
Rolls-Royce Holdings PLC	29,491	530,902
United Technologies Corp.	10,640	1,147,205

		$2,139,177

Alcoholic Beverages – 4.7%
Carlsberg A.S., “B”	2,428	$250,150
Diageo PLC	26,287	836,226
Heineken N.V.	5,955	422,066
Pernod Ricard S.A.	11,099	1,378,253

		$2,886,695

Apparel Manufacturers – 6.2%
Cia.Hering S.A.	29,300	$444,729
Compagnie Financiere Richemont S.A.	4,382	439,000
Li & Fung Ltd.	429,600	624,800
LVMH Moet Hennessy Louis Vuitton S.A.	9,307	1,833,247
NIKE, Inc., “B”	6,620	480,877

		$3,822,653

Automotive – 0.5%
Johnson Controls, Inc.	7,850	$325,775

Broadcasting – 4.5%
Discovery Communications, Inc., “A” (a)	3,600	$303,912
Publicis Groupe S.A.	7,953	632,857
Time Warner, Inc.	9,870	649,545
Viacom, Inc., “B”	4,290	358,558
Walt Disney Co.	13,040	840,950

		$2,785,822

Brokerage & Asset Managers – 2.7%
BM&F Bovespa S.A.	104,400	$583,167
Charles Schwab Corp.	13,340	282,008
Franklin Resources, Inc.	15,543	785,699

		$1,650,874

Business Services – 8.0%
Accenture PLC, “A”	17,320	$1,275,445
Brenntag AG	3,540	589,298
Cognizant Technology Solutions Corp., “A” (a)	7,500	615,900
Compass Group PLC	89,400	1,230,203
Experian Group Ltd.	31,310	596,595
Intertek Group PLC	7,032	376,245
LPS Brasil – Consultoria de Imoveis S.A.	35,800	281,225

		$4,964,911

Chemicals – 0.5%
Monsanto Co.	3,073	$320,729

Computer Software – 2.4%
Autodesk, Inc. (a)	10,930	$449,988
Dassault Systems S.A.	2,228	297,436
Oracle Corp.	23,010	763,242

		$1,510,666

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Computer Software – Systems – 3.0%
Apple, Inc.	807	$384,737
EMC Corp.	39,970	1,021,633
International Business Machines Corp.	2,312	428,136

		$1,834,506

Consumer Products – 4.8%
Colgate-Palmolive Co.	17,531	$1,039,588
Procter & Gamble Co.	13,250	1,001,567
Reckitt Benckiser Group PLC	12,763	933,924

		$2,975,079

Electrical Equipment – 7.4%
Amphenol Corp., “A”	4,480	$346,662
Danaher Corp.	15,580	1,080,006
Legrand S.A.	7,718	428,250
Mettler-Toledo International, Inc. (a)	3,119	748,841
Schneider Electric S.A.	5,538	468,330
Sensata Technologies Holding B.V. (a)	21,940	839,644
W.W. Grainger, Inc.	2,585	676,520

		$4,588,253

Electronics – 3.7%
Microchip Technology, Inc.	21,360	$860,594
Samsung Electronics Co. Ltd.	336	425,411
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	58,488	991,956

		$2,277,961

Energy – Independent – 1.1%
Occidental Petroleum Corp.	7,080	$662,263

Energy – Integrated – 0.6%
BG Group PLC	19,898	$380,273

Food & Beverages – 6.9%
Chr. Hansen Holding A.S.	9,716	$344,010
Groupe Danone	20,905	1,573,574
M. Dias Branco S.A. Industria e Comercio de Alimentos	7,300	335,965
Mead Johnson Nutrition Co., “A”	8,480	629,725
Nestle S.A.	14,209	993,774
PepsiCo, Inc.	5,100	405,450

		$4,282,498

Food & Drug Stores – 1.9%
CVS Caremark Corp.	14,220	$806,985
Sundrug Co. Ltd.	7,300	364,942

		$1,171,927

General Merchandise – 1.8%
Dollarama, Inc.	7,120	$578,627
Lojas Renner S.A.	8,800	252,251
Target Corp.	4,070	260,399

		$1,091,277

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Internet – 3.4%
Google, Inc., “A” (a)	1,528	$1,338,390
NHN Corp.	757	392,350
Yahoo Japan Corp.	63,400	360,994

		$2,091,734

Machinery & Tools – 0.7%
Schindler Holding AG	3,080	$462,502

Major Banks – 1.6%
HSBC Holdings PLC	24,234	$262,622
Standard Chartered PLC	31,395	752,724

		$1,015,346

Medical & Health Technology & Services – 1.3%
Express Scripts Holding Co. (a)	13,100	$809,318

Medical Equipment – 5.7%
DENTSPLY International, Inc.	19,790	$859,084
Essilor International S.A.	2,745	295,229
Sonova Holding AG	6,797	844,787
Thermo Fisher Scientific, Inc.	10,430	961,125
Waters Corp. (a)	5,110	542,733

		$3,502,958

Metals & Mining – 1.2%
Rio Tinto Ltd.	14,590	$714,026

Oil Services – 2.6%
Saipem S.p.A.	14,051	$305,283
Schlumberger Ltd.	14,590	1,289,172

		$1,594,455

Other Banks & Diversified Financials – 7.2%
Aeon Credit Service Co. Ltd.	6,100	$192,322
Credicorp Ltd.	4,323	555,333
HDFC Bank Ltd.	55,196	522,865
Itau Unibanco Holding S.A., ADR	39,016	550,906
Julius Baer Group Ltd.	16,096	751,093
MasterCard, Inc., “A”	833	560,426
Sberbank of Russia, ADR	31,530	379,937
Visa, Inc., “A”	5,033	961,806

		$4,474,688

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Pharmaceuticals – 3.4%
Allergan, Inc.	3,364	$304,274
Bayer AG	5,695	671,523
Johnson & Johnson	8,170	708,257
Zoetis, Inc.	14,070	437,858

		$2,121,912

Railroad & Shipping – 1.5%
Kuehne & Nagel, Inc. AG	7,190	$942,130

Restaurants – 1.8%
McDonald’s Corp.	7,382	$710,222
Whitbread PLC	8,329	399,661

		$1,109,883

Specialty Chemicals – 3.1%
Croda International PLC	9,667	$415,505
Linde AG	3,436	680,525
Praxair, Inc.	4,136	497,189
Symrise AG	6,925	306,771

		$1,899,990

Specialty Stores – 1.0%
Industria de Diseno Textil S.A.	4,048	$623,755

Trucking – 0.9%
Expeditors International of Washington, Inc.	13,080	$576,305

Total Common Stocks		$61,610,341

MONEY MARKET FUNDS – 0.8%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	464,704	$464,704

Total Investments		$62,075,045

OTHER ASSETS, LESS LIABILITIES – (0.4)%		(230,303)

Net Assets – 100.0%		$61,844,742

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

9/30/13 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$30,809,812	$—	$—	$30,809,812
United Kingdom	7,428,906	—	—	7,428,906
France	6,907,177	—	—	6,907,177
Switzerland	4,433,285	—	—	4,433,285
Brazil	2,448,242	—	—	2,448,242
Germany	2,248,116	—	—	2,248,116
Taiwan	991,958	—	—	991,958
Japan	—	918,258	—	918,258
South Korea	392,350	425,411	—	817,761
Other Countries	4,606,826	—	—	4,606,826
Mutual Funds	464,704	—	—	464,704
Total Investments	$60,731,376	$1,343,669	$—	$62,075,045

For further information regarding security characteristics, see the Portfolio of Investments.

3

Supplemental Information (unaudited) – continued

Of the level 1 investments presented above, equity investments amounting to $21,586,446 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$51,484,656
Gross unrealized appreciation	12,249,158
Gross unrealized depreciation	(1,658,769)
Net unrealized appreciation (depreciation)	$10,590,389

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	207,579	7,505,201	(7,248,076)	464,704

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$305	$464,704

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2013, are as follows:

United States	50.2%
United Kingdom	12.0%
France	11.2%
Switzerland	7.2%
Brazil	4.0%
Germany	3.6%
Taiwan	1.6%
Japan	1.5%
South Korea	1.3%
Other Countries	7.4%

4

QUARTERLY REPORT

September 30, 2013

MFS® TECHNOLOGY PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

9/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.0%
Broadcasting – 5.6%
Discovery Communications, Inc., “C” (a)	7,170	$560,120
Time Warner, Inc.	13,710	902,255
Twenty-First Century Fox, Inc.	43,770	1,466,295
Viacom, Inc., “B”	2,630	219,815
Walt Disney Co.	4,780	308,262

		$3,456,747

Brokerage & Asset Managers – 0.5%
IntercontinentalExchange, Inc. (a)	1,637	$296,985

Business Services – 4.0%
Accenture PLC, “A”	8,360	$615,630
Cognizant Technology Solutions Corp., “A” (a)	6,270	514,892
Fidelity National Information Services, Inc.	15,390	714,712
FleetCor Technologies, Inc. (a)	4,160	458,266
QIWI PLC, ADR	4,550	142,233

		$2,445,733

Computer Software – 11.0%
Autodesk, Inc. (a)	11,830	$487,041
Citrix Systems, Inc. (a)	8,310	586,769
Microsoft Corp.	13,830	460,677
Oracle Corp. (s)	64,750	2,147,757
Qlik Technologies, Inc. (a)	14,750	505,040
Salesforce.com, Inc. (a)	30,698	1,593,533
Symantec Corp.	24,770	613,057
TIBCO Software, Inc. (a)	15,000	383,850

		$6,777,724

Computer Software – Systems – 21.2%
Apple, Inc. (s)	9,583	$4,568,695
CDW Corp. (a)	27,600	630,108
Covisint Corp. (a)	9,290	118,819
EMC Corp.	79,410	2,029,720
Fleetmatics Group PLC (a)	9,700	364,235
Guidewire Software, Inc. (a)	10,490	494,184
Hewlett-Packard Co.	139,680	2,930,486
NCR Corp. (a)	7,370	291,926
Qualys, Inc. (a)	8,130	173,901
Splunk, Inc. (a)	5,990	359,640
SS&C Technologies Holdings, Inc. (a)	9,740	371,094
Vantiv, Inc., “A” (a)	15,640	436,982
Violin Memory, Inc. (a)	37,480	275,478

		$13,045,268

Consumer Services – 4.5%
Grand Canyon Education, Inc. (a)	2,870	$115,604
Groupon, Inc. (a)	12,990	145,618
Priceline.com, Inc. (a)	2,284	2,309,010
TripAdvisor, Inc. (a)	3,000	227,520

		$2,797,752

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Electrical Equipment – 2.5%
Amphenol Corp., “A”	9,560	$739,753
TE Connectivity Ltd.	11,400	590,292
W.W. Grainger, Inc.	696	182,150

		$1,512,195

Electronics – 11.7%
Aeroflex Holding Corp. (a)	54,070	$380,653
Altera Corp.	34,530	1,283,135
Freescale Semiconductor Ltd. (a)	33,240	553,446
JDS Uniphase Corp. (a)	107,980	1,588,386
Linear Technology Corp.	5,020	199,093
Mellanox Technologies Ltd. (a)	8,520	323,419
Microchip Technology, Inc.	51,590	2,078,561
NXP Semiconductors N.V. (a)	14,380	535,080
Veeco Instruments, Inc. (a)	7,650	284,809

		$7,226,582

Entertainment – 0.9%
AMC Networks, Inc., “A” (a)	8,460	$579,341

Internet – 19.1%
ChannelAdvisor Corp. (a)	11,930	$436,996
eBay, Inc. (a)	36,160	2,017,366
Facebook, Inc., “A “ (a)	18,300	919,392
Google, Inc., “A” (a)(s)	6,327	5,541,883
LinkedIn Corp., “A” (a)	3,049	750,237
Rackspace Hosting, Inc. (a)	2,300	121,348
Yahoo!, Inc. (a)	48,110	1,595,328
Yelp, Inc. (a)	5,320	352,078

		$11,734,628

Network & Telecom – 5.7%
Finisar Corp. (a)	22,090	$499,897
Juniper Networks, Inc. (a)	19,640	390,050
Qualcomm, Inc.	39,050	2,630,408

		$3,520,355

Other Banks & Diversified Financials – 7.7%
MasterCard, Inc., “A”	3,046	$2,049,288
Visa, Inc., “A”	14,023	2,679,795

		$4,729,083

Specialty Stores – 4.6%
Amazon.com, Inc. (a)	9,035	$2,824,702

Total Common Stocks		$60,947,095

MONEY MARKET FUNDS – 2.6%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	1,591,375	$1,591,375

Total Investments		$62,538,470

1

Portfolio of Investments (unaudited) – continued

Issuer/Expiration Date/Strike Price	Number of Contracts	Value ($)

CALL OPTIONS WRITTEN – 0.0%
Computer Software – Systems – 0.0%
Fleetmatics Group PLC – October 2013 @ $45	(31)	$(310)

Internet – 0.0%
Yelp Inc. – October 2013 @ $80	(18)	$(720)

Specialty Stores – 0.0%
Amazon.com, Inc. – October 2013 @ $335	(4)	$(384)

Total Call Options Written		$(1,414)

PUT OPTIONS WRITTEN – 0.0%
Internet – 0.0%
Yelp Inc. – October 2013 @ $60	(18)	$(1,890)

Computer Software – Systems – 0.0%
Fleetmatics Group PLC – October 2013 @ $35	(19)	$(2,090)

Network & Telecom – 0.0%
Research In Motion – October 2013 @ $8	(187)	$(7,480)

Total Put Options Written		$(11,460)

Issuer	Shares/Par	Value ($)

SECURITIES SOLD SHORT – (2.8)%
Business Services – (0.8)%
FactSet Research Systems, Inc.	(4,500)	$(490,950)

Computer Software – Systems – (0.8)%
Lexmark International, Inc., “A”	(5,500)	$(181,500)
Synaptics Inc. (a)	(7,300)	(323,244)

		$(504,744)

Electronics – (0.7)%
Texas Instruments, Inc.	(10,300)	$(414,781)

Network & Telecom – (0.5)%
BlackBerry Ltd. (a)	(39,530)	$(314,264)

Total Securities Sold Short		$(1,724,739)

OTHER ASSETS, LESS LIABILITIES – 1.3%		779,857

Net Assets – 100.0%		$61,580,714

(a)	Non-income producing security.

(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and certain derivative transactions.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company

At September 30, 2013, the fund had cash collateral of $1,422,045 and other liquid securities with an aggregate value of $1,080,048 to cover any commitments for securities sold short and certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

9/30/13 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as written options. The following is a summary of the levels used as of September 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$60,947,095	$—	$—	$60,947,095
Mutual Funds	1,591,375	—	—	1,591,375
Total Investments	$62,538,470	$—	$—	$62,538,470
Short Sales	$(1,724,739)	$—	$—	$(1,724,739)

Other Financial Instruments
Written Options	$(12,874)	$—	$—	$(12,874)

For further information regarding security characteristics, see the Portfolio of Investments.

3

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$51,140,627
Gross unrealized appreciation	12,171,126
Gross unrealized depreciation	(773,283)
Net unrealized appreciation (depreciation)	$11,397,843

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Instituional Money Market Portfolio	391,077	12,891,233	(11,690,935)	1,591,375

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Instituional Money Market Portfolio	$—	$—	$341	$1,591,375

4

QUARTERLY REPORT

September 30, 2013

MFS® GLOBAL TACTICAL ALLOCATION PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

9/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 34.6%
Aerospace – 2.0%
Cobham PLC	457,818	$2,129,358
Honeywell International, Inc.	54,630	4,536,475
Lockheed Martin Corp. (s)	60,180	7,675,959
Northrop Grumman Corp.	19,130	1,822,324
United Technologies Corp.	45,380	4,892,872

		$21,056,988

Alcoholic Beverages – 0.5%
Heineken N.V.	72,804	$5,160,044

Automotive – 0.4%
Johnson Controls, Inc.	52,810	$2,191,615
USS Co. Ltd.	123,500	1,790,444

		$3,982,059

Broadcasting – 1.2%
Fuji Television Network, Inc.	79,300	$1,746,199
Nippon Television Holdings, Inc.	85,300	1,584,903
Omnicom Group, Inc.	42,450	2,693,028
Viacom, Inc., “B”	31,960	2,671,217
Walt Disney Co.	66,750	4,304,707

		$13,000,054

Brokerage & Asset Managers – 0.5%
BlackRock, Inc.	9,640	$2,608,777
Computershare Ltd.	101,701	941,179
Daiwa Securities Group, Inc.	185,000	1,669,290

		$5,219,246

Business Services – 1.8%
Accenture PLC, “A”	68,830	$5,068,641
Amadeus IT Holding S.A.	108,688	3,852,411
Bunzl PLC	124,973	2,707,027
Compass Group PLC	321,230	4,420,336
Nomura Research, Inc.	91,100	3,173,359

		$19,221,774

Cable TV – 0.2%
Comcast Corp., “Special A”	60,310	$2,615,645

Chemicals – 1.1%
3M Co.	43,546	$5,199,828
Givaudan S.A.	1,827	2,668,731
PPG Industries, Inc.	25,354	4,235,639

		$12,104,198

Computer Software – 0.3%
Oracle Corp.	95,810	$3,178,018

Computer Software – Systems – 0.7%
Canon, Inc.	74,600	$2,383,950
International Business Machines Corp.	26,758	4,955,046

		$7,338,996

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Construction – 0.4%
Geberit AG	6,394	$1,726,560
Stanley Black & Decker, Inc.	31,230	2,828,501

		$4,555,061

Consumer Products – 1.8%
Henkel KGaA, IPS	52,102	$5,368,935
Kao Corp.	184,300	5,758,665
KOSE Corp.	29,600	857,532
Procter & Gamble Co.	43,140	3,260,953
Reckitt Benckiser Group PLC	49,602	3,629,593

		$18,875,678

Electrical Equipment – 1.0%
Danaher Corp.	36,450	$2,526,714
Legrand S.A.	60,818	3,374,618
Pentair Ltd.	12,165	789,995
Spectris PLC	36,476	1,302,666
Tyco International Ltd.	64,430	2,253,761

		$10,247,754

Electronics – 0.6%
Halma PLC	164,689	$1,510,375
Hirose Electric Co. Ltd.	11,800	1,817,478
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	204,698	3,471,678

		$6,799,531

Energy – Independent – 0.5%
Cairn Energy PLC (a)	273,776	$1,162,556
Occidental Petroleum Corp.	40,670	3,804,272

		$4,966,828

Energy – Integrated – 1.5%
Chevron Corp.	22,998	$2,794,257
Exxon Mobil Corp.	65,510	5,636,480
Royal Dutch Shell PLC, “A”	154,518	5,103,047
Suncor Energy, Inc.	61,757	2,208,155

		$15,741,939

Food & Beverages – 1.7%
General Mills, Inc.	69,430	$3,327,086
Groupe Danone	96,554	7,267,870
Nestle S.A.	100,960	7,061,116

		$17,656,072

Food & Drug Stores – 0.7%
CVS Caremark Corp.	82,820	$4,700,035
Lawson, Inc.	29,900	2,346,887

		$7,046,922

General Merchandise – 0.3%
Target Corp.	47,450	$3,035,851

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Insurance – 2.3%
ACE Ltd.	20,390	$1,907,688
Aon PLC	34,400	2,560,736
Hiscox Ltd.	152,082	1,596,644
ING Groep N.V. (a)	220,101	2,486,625
MetLife, Inc.	87,070	4,087,937
Prudential Financial, Inc.	31,090	2,424,398
Swiss Re Ltd.	37,418	3,094,893
Travelers Cos., Inc.	48,000	4,068,960
Zurich Insurance Group AG	7,420	1,910,895

		$24,138,776

Leisure & Toys – 0.1%
Hasbro, Inc.	27,230	$1,283,622

Machinery & Tools – 0.2%
Glory Ltd.	30,800	$774,794
Neopost S.A.	23,517	1,712,601

		$2,487,395

Major Banks – 2.7%
Bank of New York Mellon Corp.	105,731	$3,192,019
Goldman Sachs Group, Inc.	18,755	2,967,229
HSBC Holdings PLC	390,374	4,230,453
JPMorgan Chase & Co.	122,440	6,328,924
State Street Corp.	47,790	3,142,193
Sumitomo Mitsui Financial Group, Inc.	28,800	1,398,181
Toronto-Dominion Bank (l)	12,687	1,142,267
Wells Fargo & Co.	151,700	6,268,244

		$28,669,510

Medical & Health Technology & Services – 0.3%
Kobayashi Pharmaceutical Co. Ltd.	28,900	$1,656,637
Quest Diagnostics, Inc.	19,980	1,234,564

		$2,891,201

Medical Equipment – 0.8%
Abbott Laboratories	90,290	$2,996,725
Medtronic, Inc.	60,540	3,223,755
St. Jude Medical, Inc.	41,640	2,233,570

		$8,454,050

Network & Telecom – 0.8%
Ericsson, Inc., “B”	406,285	$5,405,164
Nokia Oyj (a)	489,236	3,215,331

		$8,620,495

Other Banks & Diversified Financials – 0.3%
DnB NOR A.S.A.	148,860	$2,260,162
Hachijuni Bank Ltd.	101,000	629,972
North Pacific Bank Ltd.	88,500	373,117

		$3,263,251

Pharmaceuticals – 3.6%
Bayer AG	48,891	$5,764,955
GlaxoSmithKline PLC	284,654	7,177,375
Johnson & Johnson (s)	93,070	8,068,238
Pfizer, Inc. (s)	266,910	7,662,986
Roche Holding AG	28,554	7,700,913

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Pharmaceuticals – continued
Santen Pharmaceutical Co. Ltd.	29,800	$1,447,820

		$37,822,287

Printing & Publishing – 0.3%
Moody’s Corp.	21,580	$1,517,721
Pearson PLC	76,810	1,563,052

		$3,080,773

Railroad & Shipping – 0.1%
Canadian National Railway Co.	9,530	$966,056

Real Estate – 0.4%
Deutsche Wohnen AG	152,917	$2,735,906
GSW Immobilien AG	42,755	1,878,390

		$4,614,296

Restaurants – 0.3%
McDonald’s Corp.	30,350	$2,919,974

Specialty Stores – 0.1%
Esprit Holdings Ltd.	745,900	$1,191,369

Telecommunications – Wireless – 1.7%
KDDI Corp.	198,800	$10,232,968
NTT DoCoMo, Inc.	107,700	1,749,790
Vodafone Group PLC	1,807,149	6,319,286

		$18,302,044

Telephone Services – 1.0%
AT&T, Inc.	127,370	$4,307,653
China Unicom (Hong Kong) Ltd.	608,000	942,608
Deutsche Telekom AG	160,330	2,324,110
TDC A.S.	184,133	1,558,071
Telecom Italia S.p.A. – Savings Shares	2,408,490	1,599,513

		$10,731,955

Tobacco – 1.8%
British American Tobacco PLC	85,094	$4,513,666
Japan Tobacco, Inc.	131,900	4,762,644
Lorillard, Inc.	50,530	2,262,733
Philip Morris International, Inc.	89,256	7,728,677

		$19,267,720

Trucking – 0.6%
United Parcel Service, Inc., “B”	16,370	$1,495,727
Yamato Holdings Co. Ltd.	199,400	4,507,989

		$6,003,716

Total Common Stocks		$366,511,148

BONDS – 62.3%
Asset-Backed & Securitized – 2.3%
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	$1,729,018	$1,911,336
Commercial Mortgage Pass-Through Certificates, “A3”, 5.293%, 2049	532,759	544,184
CWCapital LLC, 5.223%, 2048	2,310,000	2,505,902
G-Force LLC, CDO, “A2”, 4.83%, 2036 (z)	84,353	84,269
Goldman Sachs Mortgage Securities Corp., FRN, 5.993%, 2045	3,830,000	4,248,255

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

BONDS – continued
Asset-Backed & Securitized – continued
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 6.002%, 2049		$1,230,759	$1,255,971
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 6.124%, 2051		1,808,573	1,846,477
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 6.002%, 2049		2,310,000	2,598,170
Merrill Lynch Mortgage Trust, “A3”, FRN, 6.044%, 2050		2,373,000	2,431,188
Merrill Lynch Mortgage Trust, FRN, 6.044%, 2050		3,310,000	3,710,593
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.81%, 2050		2,460,000	2,746,907
Wachovia Bank Commercial Mortgage Trust, “A3”, FRN, 6.122%, 2051		489,936	499,099

			$24,382,351

Automotive – 0.4%
Daimler Finance North America LLC, 1.875%, 2018 (n)		$917,000	$907,873
FCE Bank PLC, 1.875%, 2016	EUR	500,000	685,330
Ford Motor Credit Co. LLC, 1.7%, 2016		$1,247,000	1,246,872
Toyota Motor Credit Corp., 0.875%, 2015		1,700,000	1,711,805

			$4,551,880

Biotechnology – 0.3%
Life Technologies Corp., 6%, 2020		$2,750,000	$3,096,728

Broadcasting – 0.3%
Discovery Communications, Inc., 4.875%, 2043		$1,030,000	$950,385
Myriad International Holdings B.V., 6%, 2020 (n)		950,000	997,500
Vivendi S.A., 4%, 2017	EUR	600,000	873,861

			$2,821,746

Building – 0.1%
CRH Finance Ltd., 3.125%, 2023	EUR	500,000	$672,993
Holcim GB Finance Ltd., 8.75%, 2017	GBP	300,000	588,453
Owens Corning, Inc., 6.5%, 2016		$220,000	245,555

			$1,507,001

Cable TV – 0.6%
Comcast Corp., 4.65%, 2042		$898,000	$853,938
Cox Communications, Inc., 3.25%, 2022 (n)		998,000	886,237
DIRECTV Holdings LLC, 5.15%, 2042		841,000	715,512
NBCUniversal Media LLC, 5.15%, 2020		1,166,000	1,322,202
Shaw Communications, Inc., 5.65%, 2019	CAD	755,000	804,710
Time Warner Cable, Inc., 5%, 2020		$1,020,000	1,032,771
Time Warner Cable, Inc., 5.75%, 2031	GBP	300,000	453,237

			$6,068,607

Issuer	Shares/Par		Value ($)

BONDS – continued
Chemicals – 0.2%
Dow Chemical Co., 8.55%, 2019		$930,000	$1,186,098
LyondellBasell Industries N.V., 5%, 2019		903,000	993,974

			$2,180,072

Conglomerates – 0.4%
Alstom S.A., 2.25%, 2017	EUR	600,000	$823,396
Roper Industries, Inc., 1.85%, 2017		$511,000	508,791
Siemens Financierings N.V., 5.25%, 2066	EUR	450,000	652,968
Siemens Financierings N.V., 6.125%, 2066	GBP	300,000	525,707
Votorantim Cimentos S.A., 5.25%, 2017	EUR	500,000	720,582
Votorantim Participacoes S.A., 6.75%, 2021 (n)		$600,000	642,000

			$3,873,444

Consumer Products – 0.3%
Henkel AG & Co. KGaA, 5.375%, 2104	EUR	500,000	$714,664
Newell Rubbermaid, Inc., 4.7%, 2020		$1,350,000	1,438,123
Reckitt Benckiser Treasury Services PLC, 3.625%, 2023 (n)		1,077,000	1,084,875

			$3,237,662

Defense Electronics – 0.1%
BAE Systems PLC, 4.125%, 2022	GBP	550,000	$905,180

Emerging Market Quasi-Sovereign – 1.5%
Banco do Nordeste do Brasil (BNB), 3.625%, 2015 (n)		$519,000	$526,785
BNDES Participacoes S.A., 6.5%, 2019 (n)		700,000	757,750
CNPC (HK) Overseas Capital Ltd., 4.5%, 2021 (n)		669,000	687,682
Comision Federal de Electricidad, 5.75%, 2042 (n)		1,163,000	1,075,775
Corporacion Nacional del Cobre de Chile, 3.75%, 2020 (n)		474,000	470,573
Empresa Nacional del Petroleo, 6.25%, 2019		619,000	673,749
Gaz Capital S.A., 3.85%, 2020 (n)		1,925,000	1,833,563
Gaz Capital S.A., 3.389%, 2020	EUR	450,000	600,564
Pemex Project Funding Master Trust, 5.75%, 2018		$1,003,000	1,110,823
Petrobras Global Finance Co., FRN, 2.383%, 2019		1,036,000	1,016,316
Petrobras International Finance Co., 5.375%, 2021		2,072,000	2,081,500
Petroleos Mexicanos, 6%, 2020		600,000	666,000
Petroleos Mexicanos, 5.5%, 2021		664,000	710,480
PTT PLC, 3.375%, 2022 (n)		2,610,000	2,375,703
Rosneft, 3.149%, 2017 (n)		348,000	348,000
Rosneft, 4.199%, 2022 (n)		578,000	533,205

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

BONDS – continued
Emerging Market Quasi-Sovereign – continued
State Grid International Development Co. Ltd., 1.75%, 2018 (n)		$755,000	$736,192

			$16,204,660

Emerging Market Sovereign – 1.0%
Kingdom of Thailand, 3.625%, 2023	THB	92,380,000	$2,889,846
Republic of Colombia, 6.125%, 2041		$1,241,000	1,352,690
Republic of Peru, 7.35%, 2025		1,400,000	1,788,500
Republic of Peru, 5.625%, 2050		51,000	52,658
Russian Federation, 4.5%, 2022 (n)		400,000	408,480
Russian Federation, 5.625%, 2042 (n)		200,000	205,000
United Mexican States, 8.5%, 2029	MXN	46,700,000	4,164,961

			$10,862,135

Energy – Integrated – 0.1%
BG Energy Capital PLC, 6.5%, 2072	EUR	550,000	$820,111
Eni S.p.A, 4%, 2020	EUR	450,000	659,129

			$1,479,240

Financial Institutions – 0.2%
General Electric Capital Corp., 3.1%, 2023		$1,328,000	$1,242,319
International Lease Finance Corp., 7.125%, 2018 (n)		859,000	959,933

			$2,202,252

Food & Beverages – 0.6%
BFF International Ltd., 7.25%, 2020		$832,000	$915,200
Coca-Cola HBC Finance B.V., 4.25%, 2016	EUR	550,000	809,114
Conagra Foods, Inc., 3.2%, 2023		$1,365,000	1,276,982
Grupo Bimbo S.A.B. de C.V., 4.5%, 2022 (n)		874,000	875,919
Tyson Foods, Inc., 6.6%, 2016		2,382,000	2,670,613

			$6,547,828

Forest & Paper Products – 0.2%
Georgia-Pacific LLC, 5.4%, 2020 (n)		$1,590,000	$1,779,250

Insurance – 0.9%
American International Group, Inc., 4.875%, 2022		$1,630,000	$1,748,600
American International Group, Inc., 4.875%, 2067	EUR	900,000	1,165,819
Assicurazioni Generali S.p.A., 7.75%, 2042	EUR	300,000	438,324
Aviva PLC, FRN, 5.7%, 2049	EUR	1,570,000	2,187,694
CNP Assurances S.A., 6%, 2040	EUR	500,000	711,938
Delta Lloyd N.V., 9%, 2042	EUR	650,000	987,074
UnumProvident Corp., 6.85%, 2015 (n)		$2,429,000	2,696,287

			$9,935,736

Insurance – Property & Casualty – 0.7%
Amlin PLC, 6.5%, 2026	GBP	300,000	$495,384

Issuer	Shares/Par		Value ($)

BONDS – continued
Insurance – Property & Casualty – continued
AXIS Capital Holdings Ltd., 5.75%, 2014		$320,000	$337,596
Berkshire Hathaway, Inc., 4.5%, 2043		755,000	703,550
Chubb Corp., 6.375% to 2017, FRN to 2067		1,010,000	1,083,225
Clerical Medical Finance PLC, 4.25%, 2049	EUR	750,000	989,271
Marsh & McLennan Cos., Inc., 2.55%, 2018		$505,000	507,596
QBE Capital Funding III Ltd., FRN, 7.5%, 2041	GBP	400,000	692,158
ZFS Finance USA Trust II, 6.45% to 2016, FRN to 2065 (n)		$2,000,000	2,110,000

			$6,918,780

International Market Quasi-Sovereign – 0.6%
Electricite de France, FRN, 5.25%, 2049 (n)		$1,497,000	$1,416,012
ESB Finance Ltd., 4.375%, 2019	EUR	500,000	736,593
Statoil A.S.A., 4.25%, 2041		$1,260,000	1,160,384
Statoil A.S.A., FRN, 0.554%, 2018		759,000	757,991
Temasek Financial I Ltd., 2.375%, 2023 (n)		2,880,000	2,635,885

			$6,706,865

International Market Sovereign – 31.9%
Commonwealth of Australia, 5.75%, 2021	AUD	15,193,000	$16,160,685
Federal Republic of Germany, 3.25%, 2021	EUR	9,144,000	14,148,100
Federal Republic of Germany, 6.25%, 2030	EUR	3,684,000	7,571,543
Federal Republic of Germany, 2.5%, 2044	EUR	1,010,000	1,337,138
Government of Canada, 4.5%, 2015	CAD	6,370,000	6,525,470
Government of Canada, 4.25%, 2018	CAD	18,518,000	19,928,536
Government of Canada, 3.25%, 2021	CAD	8,261,000	8,555,976
Government of Canada, 5.75%, 2033	CAD	2,557,000	3,480,827
Government of Japan, 2%, 2052	JPY	221,000,000	2,383,918
Government of Japan, 1.1%, 2020	JPY	3,746,700,000	39,909,912
Government of Japan, 2.1%, 2024	JPY	3,194,200,000	37,105,819
Government of Japan, 2.2%, 2027	JPY	693,450,000	8,116,600
Government of Japan, 2.4%, 2037	JPY	520,200,000	6,076,182
Kingdom of Belgium, 4.25%, 2021	EUR	5,281,000	8,237,497
Kingdom of Spain, 5.5%, 2017	EUR	3,870,000	5,771,388
Kingdom of Spain, 4.6%, 2019	EUR	6,644,000	9,563,754
Kingdom of Sweden, 5%, 2020	SEK	11,105,000	2,055,895
Kingdom of the Netherlands, 3.5%, 2020	EUR	1,698,000	2,585,502
Kingdom of the Netherlands, 5.5%, 2028	EUR	1,165,000	2,128,799

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

BONDS – continued
International Market Sovereign – continued
Republic of Austria, 4.65%, 2018	EUR	4,163,000	$6,513,875
Republic of Austria, 1.75%, 2023	EUR	3,146,000	4,086,463
Republic of France, 2.5%, 2020	EUR	8,292,000	11,824,721
Republic of France, 6%, 2025	EUR	3,767,000	6,838,391
Republic of France, 4.75%, 2035	EUR	4,473,000	7,448,545
Republic of Iceland, 4.875%, 2016 (n)		$4,712,000	4,928,752
Republic of Ireland, 5.5%, 2017	EUR	8,798,000	13,233,790
Republic of Ireland, 4.5%, 2020	EUR	7,133,000	10,166,151
Republic of Italy, 5.25%, 2017	EUR	13,734,000	20,081,316
Republic of Italy, 3.75%, 2021	EUR	9,245,000	12,473,333
United Kingdom Treasury, 5%, 2018	GBP	5,369,000	10,058,504
United Kingdom Treasury, 8%, 2021	GBP	10,404,000	23,744,989
United Kingdom Treasury, 4.25%, 2036	GBP	2,259,000	4,151,274

			$337,193,645

Internet – 0.1%
Baidu, Inc., 3.5%, 2022		$1,640,000	$1,499,805

Major Banks – 3.7%
ABN AMRO Bank N.V., 4.25%, 2017 (n)		$1,415,000	$1,511,659
ABN AMRO North America Finance, Inc., 7.125%, 2022	EUR	450,000	702,172
Banco Santander U.S. Debt S.A.U., 3.781%, 2015 (n)		$1,300,000	1,325,927
Bank of America Corp., 5.65%, 2018		1,535,000	1,732,284
Bank of America Corp., 7.625%, 2019		690,000	846,121
Bank of America Corp., 4.1%, 2023		500,000	496,893
Barclays Bank PLC, 6%, 2021	EUR	1,973,000	2,960,349
Barclays Bank PLC, 6.75%, 2023	GBP	350,000	617,894
BBVA Senior Finance S.A., 3.25%, 2016	EUR	500,000	693,445
Credit Agricole S.A., 7.375%, 2023	GBP	300,000	561,422
Credit Agricole S.A., 7.875%, 2049	EUR	500,000	749,141
Credit Suisse Group AG, 6.5%, 2023 (n)		$1,760,000	1,782,000
Goldman Sachs Group, Inc., 5.75%, 2022		1,986,000	2,201,765
HSBC Bank PLC, FRN, 0.904%, 2018 (n)		1,833,000	1,834,703
HSBC USA, Inc., 4.875%, 2020		1,870,000	2,014,635
ING Bank N.V, 4.875%, 2021	EUR	450,000	702,428
ING Bank N.V., 5.8%, 2023 (n)		$973,000	986,427
ING Bank N.V., FRN, 1.658%, 2014 (n)		1,900,000	1,915,791
JPMorgan Chase & Co., 4.25%, 2020		2,760,000	2,893,788
Morgan Stanley, 7.3%, 2019		1,772,000	2,120,276
Morgan Stanley, 5.5%, 2021		850,000	929,631
Nordea Bank AB, FRN, 0.724%, 2016 (n)		3,520,000	3,531,067
PNC Financial Services Group, Inc., FRN, 6.75%, 2049		1,510,000	1,555,300
Regions Financial Corp., 2%, 2018		908,000	881,357
Royal Bank of Scotland Group PLC, 6.934%, 2018	EUR	500,000	741,407

Issuer	Shares/Par		Value ($)

BONDS – continued
Major Banks – continued
Royal Bank of Scotland Group PLC, 5.5%, 2020	EUR	450,000	$713,303
Societe Generale, 4.25%, 2022	EUR	400,000	604,927
Wells Fargo & Co., 2.1%, 2017		$1,821,000	1,859,137

			$39,465,249

Metals & Mining – 1.0%
Barrick Gold Corp., 4.1%, 2023		$827,000	$728,255
Barrick International (Barbados) Corp., 5.75%, 2016 (n)		1,121,000	1,198,649
BHP Billiton Financial (USA) Ltd., 5%, 2043		900,000	916,640
Cameco Corp., 5.67%, 2019	CAD	775,000	825,914
Glencore Finance (Europe) S.A., 6.5%, 2019	GBP	250,000	455,717
Plains Exploration & Production Co., 6.875%, 2023		$900,000	965,250
Rio Tinto Finance (USA) PLC, 3.5%, 2022		1,920,000	1,855,983
Rio Tinto Finance PLC, 2%, 2020	EUR	400,000	533,835
Southern Copper Corp., 6.75%, 2040		$1,352,000	1,315,895
Vale Overseas Ltd., 4.625%, 2020		410,000	414,796
Vale Overseas Ltd., 4.375%, 2022		998,000	961,517
Xstrata Finance (Canada) Ltd., 5.25%, 2017	EUR	450,000	675,767

			$10,848,218

Mortgage-Backed – 6.5%
Fannie Mae, 4.523%, 2014		$71,610	$71,428
Fannie Mae, 4.629%, 2014		48,801	49,104
Fannie Mae, 4.855%, 2014		83,193	83,336
Fannie Mae, 4.78%, 2015		88,203	92,688
Fannie Mae, 4.815%, 2015		233,310	243,852
Fannie Mae, 4.832%, 2015		327,722	334,258
Fannie Mae, 4.856%, 2015		70,221	73,726
Fannie Mae, 4.997%, 2015		278,274	294,323
Fannie Mae, 5.464%, 2015		135,775	145,478
Fannie Mae, 5.5%, 2015 - 2037		1,281,877	1,376,182
Fannie Mae, 5.09%, 2016		98,056	106,419
Fannie Mae, 5.273%, 2016		534,336	579,020
Fannie Mae, 5.432%, 2016		82,521	89,669
Fannie Mae, 5.724%, 2016		669,602	740,724
Fannie Mae, 4.99%, 2017		35,291	36,706
Fannie Mae, 5.05%, 2017		474,696	516,577
Fannie Mae, 3.84%, 2018		482,809	522,387
Fannie Mae, 3.849%, 2018		1,750,770	1,896,030
Fannie Mae, 5.341%, 2018		595,762	677,526
Fannie Mae, 4.45%, 2019		427,016	469,756
Fannie Mae, 4.57%, 2019		234,542	258,729
Fannie Mae, 4.6%, 2019		607,571	672,889
Fannie Mae, 6.16%, 2019		52,673	58,855
Fannie Mae, 5%, 2020 - 2040		5,797,729	6,304,898
Fannie Mae, 4.5%, 2023 - 2040		5,753,705	6,157,147
Fannie Mae, 4%, 2025		237,581	254,439
Fannie Mae, 6%, 2037 - 2038		1,380,451	1,506,648

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

BONDS – continued
Mortgage-Backed – continued
Fannie Mae, 4%, 2041 (f)		$2,624,752	$2,754,799
Fannie Mae, 3.5%, 2043		6,250,000	6,367,149
Freddie Mac, 3.882%, 2017		1,357,000	1,470,531
Freddie Mac, 2.323%, 2018		447,000	452,888
Freddie Mac, 2.699%, 2018		705,000	729,557
Freddie Mac, 4.186%, 2019		650,000	711,627
Freddie Mac, 5.085%, 2019		30,000	34,215
Freddie Mac, 2.757%, 2020		301,446	312,931
Freddie Mac, 3.32%, 2020		1,705,328	1,797,211
Freddie Mac, 4%, 2025		491,971	520,895
Freddie Mac, 5.5%, 2034 - 2037		190,518	207,273
Freddie Mac, 5%, 2036 - 2038		1,349,109	1,452,666
Freddie Mac, 4.5%, 2040 (f)		3,928,429	4,179,644
Freddie Mac, 3.5%, 2043 (f)		6,423,664	6,525,190
Freddie Mac, TBA, 3.5%, 2043		4,750,000	4,821,250
Ginnie Mae, 5%, 2040		384,161	419,179
Ginnie Mae, 3.5%, 2043		11,730,842	12,120,465

			$68,490,264

Natural Gas – Distribution – 0.1%
Gas Natural Fenosa Finance B.V., 3.875%, 2023	EUR	700,000	$940,558

Natural Gas – Pipeline – 0.6%
Enbridge, Inc., 3.19%, 2022	CAD	895,000	$820,414
Energy Transfer Partners LP, 4.65%, 2021		$1,664,000	1,708,447
Energy Transfer Partners LP, 3.6%, 2023		745,000	693,957
Spectra Energy Partners LP, 4.75%, 2024		1,749,000	1,802,255
TransCanada PipeLines Ltd., 5.1%, 2017	CAD	775,000	816,607

			$5,841,680

Network & Telecom – 0.4%
France Telecom-Orange S.A., 3%, 2022	EUR	500,000	$686,128
Telecom Italia S.p.A, 5.625%, 2015	GBP	300,000	506,501
Telecom Italia S.p.A., 5.375%, 2019	EUR	400,000	549,664
Telefonica Emisiones S.A.U., 3.987%, 2023	EUR	700,000	919,008
Verizon Communications, Inc., 6.4%, 2033		$1,095,000	1,216,012

			$3,877,313

Other Banks & Diversified Financials – 2.1%
Banco de Credito del Peru, 6.125% to 2022, FRN to 2027 (n)		$1,510,000	$1,476,025
Banque Federative du Credit Mutuel, 2%, 2019	EUR	500,000	664,676
BBVA Bancomer S.A. de C.V., 6.75%, 2022 (n)		$1,604,000	1,660,140
CaixaBank S.A., 3.25%, 2016	EUR	500,000	692,170
Capital One Bank (USA) N.A., 3.375%, 2023		$978,000	914,770

Issuer	Shares/Par		Value ($)

BONDS – continued
Other Banks & Diversified Financials – continued
Citigroup, Inc., 6.125%, 2018		$733,000	$847,821
Citigroup, Inc., 3.375%, 2023		1,585,000	1,508,235
Deutsche Bank Capital Funding Trust, FRN, 2.212%, 2049	EUR	550,000	692,162
Discover Bank, 7%, 2020		$2,471,000	2,910,989
Erste Group Bank AG, 7.125%, 2022	EUR	450,000	687,464
Intesa Sanpaolo S.p.A., 4.125%, 2016	EUR	500,000	699,092
Intesa Sanpaolo S.p.A., 3.875%, 2018		$857,000	842,521
Intesa Sanpaolo S.p.A., 5.25%, 2022	GBP	450,000	725,809
KBC Internationale Financieringsmaatschappij N.V., 4.5%, 2017	EUR	450,000	668,840
Lloyds TSB Bank PLC, 6.5%, 2020	EUR	500,000	767,770
Rabobank Nederland N.V., 4%, 2022	GBP	350,000	586,042
Santander Issuances S.A., 4.5%, 2019	EUR	500,000	595,254
SunTrust Banks, Inc., 3.5%, 2017		$550,000	581,611
Svenska Handelsbanken AB, FRN, 0.7%, 2016		2,150,000	2,154,883
Swedbank AB, 2.125%, 2017 (n)		421,000	424,467
Swedbank AB, 1.75%, 2018 (n)		1,294,000	1,272,338
U.S. Bancorp, 2.95%, 2022		402,000	378,188

			$21,751,267

Pharmaceuticals – 0.2%
Teva Pharmaceutical Finance B.V., 2.95%, 2022		$1,134,000	$1,050,684
Watson Pharmaceuticals, Inc., 1.875%, 2017		802,000	796,960

			$1,847,644

Printing & Publishing – 0.2%
Moody’s Corp., 4.875%, 2024		$1,014,000	$1,016,208
Pearson Funding Five PLC, 3.25%, 2023 (n)		361,000	330,711
Wolters Kluwer N.V., 6.375%, 2018	EUR	450,000	731,855

			$2,078,774

Railroad & Shipping – 0.1%
CSX Corp., 4.1%, 2044		$1,882,000	$1,594,637

Real Estate – 0.5%
AvalonBay Communities, Inc., 3.625%, 2020		$149,000	$151,302
Boston Properties Ltd., 3.125%, 2023		950,000	870,255
ERP Operating LP, REIT, 3%, 2023		412,000	378,765
Hammerson PLC, REIT, 2.75%, 2019	EUR	450,000	624,307
Simon Property Group, Inc., REIT, 5.65%, 2020		$1,948,000	2,222,723
WEA Finance LLC/WT Finance Australia, 3.375%, 2022 (n)		631,000	594,709

			$4,842,061

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

BONDS – continued
Retailers – 0.6%
Cencosud S.A., 5.5%, 2021		$1,006,000	$1,019,949
Cencosud S.A., 4.875%, 2023 (n)		830,000	785,787
Gap, Inc., 5.95%, 2021		1,905,000	2,110,750
Home Depot, Inc., 5.95%, 2041		1,029,000	1,204,776
Marks & Spencer Group PLC, 4.75%, 2025	GBP	450,000	730,869

			$5,852,131

Specialty Chemicals – 0.1%
Mexichem S.A.B. de C.V., 6.75%, 2042 (n)		$891,000	$828,630

Specialty Stores – 0.1%
Canadian Tire Corp. Ltd., 4.95%, 2015	CAD	800,000	$813,980

Supermarkets – 0.1%
Delhaize Group, 3.125%, 2020	EUR	500,000	$697,216
William Morrison Supermarkets PLC, 3.5%, 2026	GBP	300,000	450,622

			$1,147,838

Telecommunications – Wireless – 0.5%
America Movil S.A.B. de C.V., 4.75%, 2022	EUR	2,380,000	$3,627,956
American Tower Corp., REIT, 4.7%, 2022		$327,000	317,726
American Tower Corp., REIT, 3.5%, 2023		308,000	270,363
Crown Castle Towers LLC, 6.113%, 2020 (n)		1,380,000	1,560,867

			$5,776,912

Telephone Services – 0.1%
TELUS Corp., 5.05%, 2020	CAD	780,000	$822,073

Tobacco – 0.4%
Altria Group, Inc., 2.85%, 2022		$1,720,000	$1,575,284
Imperial Tobacco Group PLC, 5.5%, 2026	GBP	500,000	893,342
Lorillard Tobacco Co., 8.125%, 2019		$894,000	1,083,942
Reynolds American, Inc., 4.85%, 2023		925,000	960,711

			$4,513,279

Transportation – Services – 0.2%
ERAC USA Finance Co., 2.75%, 2017 (n)		$376,000	$384,474
ERAC USA Finance Co., 7%, 2037 (n)		1,224,000	1,450,289
HIT Finance B.V., 4.875%, 2021	EUR	500,000	741,413

			$2,576,176

U.S. Government Agencies and Equivalents – 0.4%
Aid-Egypt, 4.45%, 2015		$649,000	$698,358
Small Business Administration, 5.09%, 2025		27,343	29,384
Small Business Administration, 5.21%, 2026		884,027	955,233
Small Business Administration, 5.31%, 2027		238,080	261,210

Issuer	Shares/Par		Value ($)

BONDS – continued
U.S. Government Agencies and Equivalents – continued
Small Business Administration, 2.22%, 2033		$2,238,650	$2,104,382

			$4,048,567

U.S. Treasury Obligations – 0.8%
U.S. Treasury Bonds, 4.5%, 2039 (f)		$4,469,000	$5,159,599
U.S. Treasury Notes, 4.75%, 2017 (f)		3,127,000	3,574,552

			$8,734,151

Utilities – Electric Power – 0.7%
CMS Energy Corp., 5.05%, 2022		$954,000	$1,021,868
E.ON International Finance B.V., 6.375%, 2032	GBP	350,000	705,050
Enel Finance International N.V., 4.875%, 2020	EUR	500,000	730,945
Enel S.p.A., 6.25%, 2019	GBP	450,000	798,827
NGG Finance PLC, 5.625%, 2073	GBP	450,000	721,220
Progress Energy, Inc., 7.05%, 2019		$2,150,000	2,598,015
Red Electrica de Espana, 3.5%, 2016	EUR	400,000	570,086
Red Electrica de Espana, 4.75%, 2018	EUR	500,000	747,520

			$7,893,531

Utilities – Water – 0.1%
Veolia Environnement S.A., 4.45%, 2049	EUR	500,000	$661,206

Total Bonds			$659,201,006

Issuer/Expiration Date/Strike Price	Number of Contracts
PUT OPTIONS PURCHASED – 0.0%
Russell 2000 Index – November 2013 @ $900	650	$136,500

Issuer	Shares/Par
MONEY MARKET FUNDS – 0.0%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	2,867	$2,867

COLLATERAL FOR SECURITIES LOANED – 0.1%
Navigator Securities Lending Prime Portfolio, 0.16%, at Net Asset Value (j)	875,628	$875,628

Total Investments		$1,026,727,149

OTHER ASSETS, LESS LIABILITIES – 3.0%		31,497,271

Net Assets – 100.0%		$1,058,224,420

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $56,733,891, representing 5.4% of net assets.

(s)	Security or a portion of the security was pledged to cover collateral requirements for certain derivative transactions.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
G-Force LLC, CDO, “A2”, 4.83%, 2036	1/20/11	$81,823	$84,269
% of Net assets			0.0%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
IPS	International Preference Stock
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli Sheqel
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Lira
ZAR	South African Rand

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 9/30/13

Forward Foreign Currency Exchange Contracts at 9/30/13

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	AUD	Barclays Bank PLC	95,000	10/18/13	$86,294	$88,532	$2,238
BUY	AUD	Credit Suisse Group	227,000	10/18/13	205,427	211,546	6,119
BUY	AUD	Goldman Sachs International	224,000	10/18/13	200,622	208,750	8,128
BUY	AUD	Westpac Banking Corp.	1,691,000	10/18/13	1,558,121	1,575,876	17,755
SELL	AUD	Goldman Sachs International	1,739,000	10/18/13	1,629,932	1,620,609	9,323
SELL	AUD	UBS AG	798,000	10/18/13	744,188	743,671	517
BUY	CAD	Citibank N.A.	2,228,000	10/18/13	2,148,508	2,162,103	13,595
BUY	CAD	Deutsche Bank AG	673,000	10/18/13	646,065	653,095	7,030
BUY	CAD	Goldman Sachs International	2,929,085	10/18/13	2,832,367	2,842,453	10,086
BUY	CAD	JPMorgan Chase Bank	4,457,021	11/12/13	4,307,000	4,322,531	15,531
SELL	CAD	Goldman Sachs International	1,887,000	10/18/13	1,831,427	1,831,189	238
BUY	CHF	Brown Brothers Harriman	12,000	10/18/13	12,827	13,271	444
BUY	CHF	Citibank N.A.	1,567,000	10/18/13	1,718,810	1,732,959	14,149
BUY	CHF	Credit Suisse Group	19,000	10/18/13	20,334	21,012	678
BUY	CHF	Goldman Sachs International	746,000	10/18/13	824,583	825,008	425
BUY	CHF	JPMorgan Chase Bank	707,861	11/12/13	766,000	782,987	16,987
BUY	CHF	UBS AG	5,136,000	10/18/13	5,312,794	5,679,948	367,154
BUY	CNY	Deutsche Bank AG	10,633,000	10/15/13-1/15/14	1,694,411	1,730,760	36,349
BUY	CZK	Barclays Bank PLC	14,758,000	10/18/13	731,517	777,312	45,795
BUY	CZK	Citibank N.A.	914,000	10/18/13	47,019	48,141	1,122
BUY	DKK	Citibank N.A.	221,000	10/18/13	39,509	40,092	583
BUY	DKK	Credit Suisse Group	225,000	10/18/13	39,966	40,818	852
BUY	DKK	Goldman Sachs International	13,427,747	10/18/13	2,348,448	2,435,973	87,525
BUY	EUR	Barclays Bank PLC	11,684,943	10/18/13-12/18/13	15,550,839	15,809,913	259,074
BUY	EUR	Citibank N.A.	6,074,000	10/18/13	8,134,414	8,217,538	83,124
BUY	EUR	Credit Suisse Group	2,643,389	10/18/13	3,400,481	3,576,251	175,770
BUY	EUR	Deutsche Bank AG	28,140,740	10/18/13	37,981,583	38,071,715	90,132
BUY	EUR	Goldman Sachs International	17,390,206	10/18/13-11/12/13	23,044,438	23,528,385	483,947
BUY	EUR	Merrill Lynch International Bank	2,129,000	10/18/13	2,871,450	2,880,332	8,882
BUY	EUR	UBS AG	12,882,208	10/18/13-12/18/13	17,270,670	17,429,698	159,028
SELL	EUR	Barclays Bank PLC	54,461	10/18/13	73,683	73,681	2
BUY	GBP	Barclays Bank PLC	975,000	10/18/13	1,513,290	1,578,230	64,940
BUY	GBP	Citibank N.A.	13,000	10/18/13	20,235	21,043	808
BUY	GBP	Deutsche Bank AG	10,294,595	10/18/13	16,557,984	16,663,834	105,850
BUY	GBP	Goldman Sachs International	6,838,904	10/18/13	10,698,485	11,070,115	371,630
BUY	GBP	JPMorgan Chase Bank	7,655,692	11/12/13	12,101,000	12,389,892	288,892
BUY	GBP	UBS AG	1,905,973	10/18/13	3,083,756	3,085,194	1,438
SELL	GBP	UBS AG	2,617,000	10/18/13	4,236,894	4,236,131	763
BUY	ILS	Citibank N.A.	2,860,000	11/12/13	805,478	810,981	5,503
BUY	JPY	Barclays Bank PLC	120,352,000	10/18/13	1,219,394	1,224,506	5,112
BUY	JPY	Citibank N.A.	828,770,068	10/18/13	8,428,099	8,432,210	4,111
BUY	JPY	Deutsche Bank AG	2,577,000	10/18/13	25,826	26,219	393
BUY	JPY	Goldman Sachs International	1,348,075,325	10/18/13-11/12/13	13,524,299	13,717,234	192,935
BUY	JPY	Merrill Lynch International Bank	2,051,871,238	10/18/13	20,694,199	20,876,489	182,290
BUY	JPY	UBS AG	465,670,000	10/18/13	4,679,462	4,737,897	58,435
SELL	JPY	Citibank N.A.	63,649,000	10/18/13	650,322	647,588	2,734
SELL	JPY	Goldman Sachs International	864,925,559	10/18/13	8,888,238	8,800,069	88,169
SELL	JPY	JPMorgan Chase Bank	120,299,000	10/18/13	1,224,096	1,223,966	130

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 9/30/13 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives – continued
BUY	KRW	JPMorgan Chase Bank	656,207,900	10/28/13	$587,631	$609,582	$21,951
BUY	KRW	Merrill Lynch International Bank	228,793,000	11/12/13	210,787	212,337	1,550
BUY	MXN	JPMorgan Chase Bank	24,793,375	10/03/13	1,857,529	1,893,983	36,454
SELL	MXN	Deutsche Bank AG	31,742,412	10/18/13	2,506,567	2,421,772	84,795
BUY	MYR	Deutsche Bank AG	4,172,756	10/21/13	1,258,105	1,278,568	20,463
BUY	NOK	Goldman Sachs International	7,201,912	10/18/13	1,177,823	1,196,964	19,141
SELL	NOK	Goldman Sachs International	189,195,301	11/12/13	31,888,000	31,415,326	472,674
SELL	NOK	UBS AG	1,095,000	10/18/13	182,887	181,990	897
BUY	NZD	Barclays Bank PLC	1,329,253	10/18/13	1,027,967	1,102,811	74,844
BUY	NZD	Credit Suisse Group	100,000	10/18/13	79,868	82,965	3,097
BUY	NZD	JPMorgan Chase Bank	21,349,931	11/12/13	17,158,000	17,682,829	524,829
SELL	NZD	Deutsche Bank AG	97,000	10/18/13	80,606	80,476	130
BUY	PLN	Deutsche Bank AG	5,916,931	10/18/13	1,861,396	1,892,914	31,518
BUY	SEK	Credit Suisse Group	439,000	10/18/13	67,244	68,283	1,039
BUY	SEK	Goldman Sachs International	102,927,605	10/18/13-11/12/13	15,563,908	16,002,598	438,690
BUY	SEK	JPMorgan Chase Bank	233,472,070	11/12/13	35,316,765	36,293,883	977,118
SELL	SEK	Credit Suisse Group	1,041,000	10/18/13	162,066	161,920	146
BUY	SGD	Credit Suisse Group	1,409,000	10/18/13	1,117,065	1,123,138	6,073
BUY	THB	HSBC BANK USA	44,082,000	10/21/13	1,404,333	1,407,652	3,319
BUY	ZAR	Barclays Bank PLC	15,339,135	10/18/13	1,508,314	1,524,270	15,956
BUY	ZAR	Goldman Sachs International	466,000	10/18/13	46,173	46,308	135

							$6,031,534

Liability Derivatives
BUY	AUD	Citibank N.A.	1,641,000	10/18/13	$1,548,272	$1,529,280	$(18,992)
BUY	AUD	UBS AG	845,000	10/18/13	788,019	787,472	(547)
SELL	AUD	Barclays Bank PLC	2,402,733	10/18/13	2,161,979	2,239,154	(77,175)
SELL	AUD	Credit Suisse Group	85,000	10/18/13	78,491	79,213	(722)
SELL	AUD	Goldman Sachs International	1,172,634	10/18/13	1,061,165	1,092,801	(31,636)
SELL	AUD	JPMorgan Chase Bank	76,926,998	11/12/13	68,576,715	71,572,847	(2,996,132)
SELL	AUD	Westpac Banking Corp.	6,415,349	10/18/13	5,870,301	5,978,590	(108,289)
BUY	CAD	Barclays Bank PLC	1,495,000	10/18/13	1,451,248	1,450,784	(464)
BUY	CAD	Credit Suisse Group	1,607,000	10/18/13	1,560,497	1,559,471	(1,026)
BUY	CAD	Goldman Sachs International	2,988,000	10/18/13	2,903,231	2,899,625	(3,606)
SELL	CAD	Barclays Bank PLC	2,153,892	10/18/13	2,067,801	2,090,188	(22,387)
SELL	CAD	Citibank N.A.	4,122,781	10/18/13	3,913,992	4,000,844	(86,852)
SELL	CAD	Deutsche Bank AG	1,588,000	10/18/13	1,525,141	1,541,033	(15,892)
SELL	CAD	Goldman Sachs International	5,497,197	10/18/13	5,242,734	5,334,611	(91,877)
SELL	CAD	JPMorgan Chase Bank	40,808,005	11/12/13	39,262,929	39,576,623	(313,694)
SELL	CAD	Merrill Lynch International Bank	20,111,333	10/18/13	19,198,437	19,516,513	(318,076)
SELL	CAD	UBS AG	2,556,810	10/18/13	2,479,497	2,481,189	(1,692)
SELL	CHF	Goldman Sachs International	692,000	10/18/13	764,894	765,289	(395)
SELL	CHF	JPMorgan Chase Bank	56,093,330	11/12/13	60,482,223	62,046,516	(1,564,293)
SELL	CHF	Merrill Lynch International Bank	1,670,000	10/18/13	1,829,826	1,846,868	(17,042)
SELL	CNY	Deutsche Bank AG	10,633,000	10/15/13-1/15/14	1,710,686	1,730,761	(20,075)
BUY	DKK	Credit Suisse Group	335,000	10/18/13	60,801	60,774	(27)
SELL	DKK	Goldman Sachs International	10,498,333	11/12/13	1,872,896	1,904,973	(32,077)
SELL	DKK	UBS AG	247,000	10/18/13	44,674	44,809	(135)
BUY	EUR	Citibank N.A.	484,066	10/18/13	655,302	654,895	(407)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 9/30/13 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
SELL	EUR	Barclays Bank PLC	1,255,008	10/18/13	$1,674,036	$1,697,905	$(23,869)
SELL	EUR	Citibank N.A.	10,831,697	10/18/13	14,468,894	14,654,244	(185,350)
SELL	EUR	Credit Suisse Group	524,000	10/18/13	696,472	708,922	(12,450)
SELL	EUR	Deutsche Bank AG	36,697,735	10/18/13	48,926,786	49,648,505	(721,719)
SELL	EUR	Goldman Sachs International	102,102,775	10/18/13-11/12/13	135,788,905	138,143,654	(2,354,749)
SELL	EUR	JPMorgan Chase Bank	44,491,152	10/18/13-11/12/13	58,760,313	60,195,219	(1,434,906)
SELL	EUR	Merrill Lynch International Bank	5,910,462	10/18/13	7,875,212	7,996,287	(121,075)
SELL	EUR	UBS AG	6,123,431	10/18/13	8,282,761	8,284,413	(1,652)
BUY	GBP	UBS AG	2,466,000	10/18/13	3,992,427	3,991,708	(719)
SELL	GBP	Barclays Bank PLC	8,443,198	10/18/13	13,217,391	13,666,982	(449,591)
SELL	GBP	Citibank N.A.	539,000	10/18/13	837,709	872,477	(34,768)
SELL	GBP	Credit Suisse Group	3,391,084	10/18/13	5,072,049	5,489,138	(417,089)
SELL	GBP	Deutsche Bank AG	2,814,694	10/18/13	4,422,016	4,556,138	(134,122)
SELL	GBP	Goldman Sachs International	2,265,900	10/18/13	3,429,145	3,667,807	(238,662)
SELL	GBP	JPMorgan Chase Bank	9,062,630	11/12/13	13,835,374	14,666,865	(831,491)
SELL	GBP	Merrill Lynch International Bank	3,295,084	10/18/13	4,918,472	5,333,743	(415,271)
SELL	GBP	UBS AG	5,536,206	10/18/13	8,895,465	8,961,442	(65,977)
SELL	ILS	JPMorgan Chase Bank	2,517,156	11/12/13	704,434	713,764	(9,330)
BUY	JPY	Barclays Bank PLC	66,431,000	10/18/13	680,892	675,894	(4,998)
BUY	JPY	Citibank N.A.	75,304,000	10/18/13	779,997	766,171	(13,826)
BUY	JPY	Goldman Sachs International	1,319,399,026	10/18/13-11/12/13	13,540,144	13,424,901	(115,243)
BUY	JPY	JPMorgan Chase Bank	138,796,000	10/18/13	1,412,311	1,412,161	(150)
SELL	JPY	Citibank N.A.	106,401,000	10/18/13	1,069,643	1,082,563	(12,920)
SELL	JPY	Credit Suisse Group	58,005,000	10/18/13	579,852	590,164	(10,312)
SELL	JPY	Deutsche Bank AG	36,656,000	10/18/13	370,181	372,951	(2,770)
SELL	JPY	Goldman Sachs International	4,486,516,351	10/18/13-11/12/13	45,324,594	45,651,944	(327,350)
SELL	JPY	JPMorgan Chase Bank	8,652,466,739	11/12/13	87,567,597	88,045,656	(478,059)
BUY	KRW	Barclays Bank PLC	106,808,000	10/28/13	99,292	99,219	(73)
SELL	KRW	JPMorgan Chase Bank	102,364,000	11/12/13	94,913	95,001	(88)
BUY	MXN	Citibank N.A.	4,972,000	10/03/13-10/18/13	388,889	379,626	(9,263)
SELL	MXN	Citibank N.A.	22,821,000	10/18/13	1,731,903	1,741,117	(9,214)
BUY	NOK	Credit Suisse Group	974,000	10/18/13	164,426	161,880	(2,546)
BUY	NOK	Goldman Sachs International	189,918,646	10/18/13-11/12/13	31,858,863	31,535,484	(323,379)
BUY	NOK	JPMorgan Chase Bank	72,758,043	11/12/13	12,210,409	12,081,260	(129,149)
SELL	NOK	Credit Suisse Group	279,000	10/18/13	45,313	46,370	(1,057)
BUY	NZD	Deutsche Bank AG	62,000	10/18/13	51,521	51,438	(83)
BUY	NZD	Goldman Sachs International	157,000	10/18/13	131,303	130,255	(1,048)
SELL	NZD	Citibank N.A.	293,000	10/18/13	232,926	243,087	(10,161)
SELL	NZD	JPMorgan Chase Bank	45,866,625	11/12/13	35,806,123	37,988,493	(2,182,370)
BUY	SEK	Credit Suisse Group	1,059,000	10/18/13	165,467	164,720	(747)
SELL	SEK	Deutsche Bank AG	13,607,783	10/18/13	2,083,692	2,116,592	(32,900)
BUY	SGD	Goldman Sachs International	146,000	10/18/13	116,649	116,379	(270)
SELL	SGD	Citibank N.A.	50,000	10/18/13	39,642	39,856	(214)
SELL	SGD	JPMorgan Chase Bank	1,238,213	11/12/13	973,695	987,036	(13,341)
SELL	THB	JPMorgan Chase Bank	78,083,350	11/18/13	2,443,923	2,489,168	(45,245)
BUY	ZAR	Goldman Sachs International	867,000	10/18/13	87,923	86,155	(1,768)
BUY	ZAR	Merrill Lynch International Bank	1,850,000	10/18/13	186,580	183,837	(2,743)

							$(16,907,587)

Portfolio of Investments (unaudited) – continued

Futures Contracts Outstanding at 9/30/13

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
AUST SPI 200 Index (Short)	AUD	21	$2,558,717	December - 2013	$23,341
Bovespa Index (Long)	BRL	556	13,032,371	October - 2013	294,495
CAC 40 Index (Long)	EUR	479	26,866,717	October - 2013	5,040
FTSE Jse Top 40 Index (Long)	ZAR	838	33,175,293	December - 2013	135,712
Hang Seng Index (Short)	HKD	101	14,882,962	October - 2013	217,558
IBEX 35 Index (Long)	EUR	88	10,874,818	October - 2013	79,536
KOSPI 200 Index (Long)	KRW	11	1,339,193	December - 2013	6,416
MexBol Index (Short)	MXN	134	4,118,226	December - 2013	92,631
MSCI Singapore Index (Short)	SGD	367	21,191,312	October - 2013	277,269
NIKKEI 225 Index (Long)	JPY	174	25,574,992	December - 2013	223,510
S&P 500 E-Mini Index (Short)	USD	365	30,555,975	December - 2013	139,423
S&P CNX Nifty Index (Short)	USD	2,292	26,429,052	October - 2013	924,061

					$2,418,992

Interest Rate Futures
Australian Treasury Bond 10 yr (Long)	AUD	583	$63,968,435	December - 2013	$1,860,397
Govt Of Canada Bond 10 yr (Long)	CAD	224	28,192,185	December - 2013	303,935
US Treasury Note (Long)	USD	370	46,764,531	December - 2013	646,363

					2,810,695

					$5,229,687

Liability Derivatives
Equity Futures
Amsterdam Index (Long)	EUR	125	$12,686,355	October - 2013	$(188,348)
DAX Index (Long)	EUR	55	15,976,995	December - 2013	(56,019)
FTSE 100 Index (Long)	GBP	106	11,033,247	December - 2013	(309,241)
Hang Seng China ENT Index (Long)	HKD	398	26,441,533	October - 2013	(1,093,942)
MSCI Taiwan Index (Long)	USD	494	14,113,386	October - 2013	(356,704)
OMX 30 Index (Long)	SEK	1,117	21,903,920	October - 2013	(316,527)
Russell 2000 Index (Short)	USD	192	20,570,880	December - 2013	(412,420)
S&P TSE 60 Index (Short)	CAD	235	33,331,877	December - 2013	(129,850)
TURKDEK ISE 30 Index (Short)	TRY	355	1,622,434	October - 2013	(80,353)

					$(2,943,404)

Interest Rate Futures
German Euro Bund (Short)	EUR	761	$144,647,447	December - 2013	$(3,243,808)
Japan Govt Bond 10 yr (Short)	JPY	90	131,957,882	December - 2013	(1,160,974)
UK Long Gilt Bond (Short)	GBP	117	20,895,867	December - 2013	(184,134)

					(4,588,916)

					$(7,532,320)

At September 30, 2013, the fund had cash collateral of $7,429,859 and other liquid securities with an aggregate value of $11,232,420 to cover any commitments for certain derivative contracts.

Supplemental Information

9/30/13 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other

Supplemental Information (unaudited) – continued

financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of September 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$177,628,469	$—	$—	$177,628,469
Japan	—	50,662,621	—	50,662,621
United Kingdom	47,365,434	—	—	47,365,434
Switzerland	24,163,108	—	—	24,163,108
Germany	18,072,297	—	—	18,072,297
France	12,355,089	—	—	12,355,089
Netherlands	7,646,669	—	—	7,646,669
Sweden	5,405,164	—	—	5,405,164
Canada	4,316,479	—	—	4,316,479
Other Countries	16,898,346	2,133,977	—	19,032,323
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	12,782,718	—	12,782,718
Non-U.S. Sovereign Debt	—	370,967,302	—	370,967,302
U.S. Corporate Bonds	—	84,422,990	—	84,422,990
Residential Mortgage-Backed Securities	—	68,490,264	—	68,490,264
Commercial Mortgage-Backed Securities	—	24,298,083	—	24,298,083
Asset-Backed Securities (including CDOs)	—	84,269	—	84,269
Foreign Bonds	—	98,155,375	—	98,155,375
Mutual Funds	878,495	—	—	878,495
Total Investments	$314,729,550	$711,997,599	$—	$1,026,727,149

Other Financial Instruments
Futures Contracts	$(1,283,554)	$(1,019,079)	$—	$(2,302,633)
Forward Foreign Currency Exchange Contracts	—	(10,876,053)	—	(10,876,053)

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $13,132,287 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $119,815,242 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$925,746,657
Gross unrealized appreciation	119,983,554
Gross unrealized depreciation	(19,003,062)
Net unrealized appreciation (depreciation)	$100,980,492

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	64,672,375	346,935,094	(411,604,602)	2,867

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$46,448	$2,867

Supplemental Information (unaudited) – continued

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2013, are as follows:

United States	46.3%
United Kingdom	9.0%
Australia	7.9%
France	7.1%
Canada	4.3%
Italy	3.8%
Japan	3.8%
Sweden	3.5%
Germany	(7.9)%
Other Countries	22.2%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

QUARTERLY REPORT

September 30, 2013

MFS® NEW DISCOVERY

PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

9/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 97.5%
Airlines – 1.3%
Controladora Vuela Compania de Aviacion S.A.B. de C.V., ADR (a)	153,260	$2,222,270

Biotechnology – 0.2%
Foundation Medicine, Inc. (a)	7,900	$313,156

Brokerage & Asset Managers – 1.2%
LPL Financial Holdings, Inc.	54,260	$2,078,701

Business Services – 6.6%
Bright Horizons Family Solutions, Inc. (a)	71,280	$2,553,962
Concur Technologies, Inc. (a)	6,030	666,315
Constant Contact, Inc. (a)	160,018	3,790,826
FleetCor Technologies, Inc. (a)	4,052	446,368
Forrester Research, Inc.	10,130	372,379
Gartner, Inc. (a)	29,730	1,783,800
Performant Financial Corp. (a)	96,590	1,054,763
Xoom Corp. (a)	27,580	877,320

		$11,545,733

Chemicals – 1.6%
Intrepid Potash, Inc.	134,970	$2,116,330
Marrone Bio Innovations, Inc. (a)	41,500	699,275

		$2,815,605

Computer Software – 3.3%
ANSYS, Inc. (a)	7,340	$635,057
CommVault Systems, Inc. (a)	30,550	2,683,207
Qlik Technologies, Inc. (a)	36,534	1,250,924
SolarWinds, Inc. (a)	36,920	1,294,415

		$5,863,603

Computer Software – Systems – 7.1%
Benefitfocus, Inc. (a)	5,510	$270,872
Cvent, Inc. (a)	31,720	1,115,592
E2open, Inc. (a)	20,780	465,472
Exa Corp. (a)	47,400	734,226
Fleetmatics Group PLC (a)	56,370	2,116,694
Guidewire Software, Inc. (a)	9,240	435,296
Linx S.A.	36,400	611,785
MiX Telematics Ltd., SP ADR (a)	84,680	1,253,264
Model N, Inc. (a)	147,080	1,456,092
SciQuest, Inc. (a)	96,158	2,159,709
SS&C Technologies Holdings, Inc. (a)	35,320	1,345,692
Wageworks, Inc. (a)	8,850	446,483

		$12,411,177

Consumer Services – 4.3%
Diamond Resorts International, Inc. (a)	85,310	$1,604,681
HomeAway, Inc. (a)	91,868	2,572,304
Kroton Educacional S.A.	155,200	2,206,539
MakeMyTrip Ltd. (a)	81,680	1,212,131

		$7,595,655

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Electrical Equipment – 2.3%
MSC Industrial Direct Co., Inc., “A”	22,922	$1,864,705
Sensata Technologies Holding B.V. (a)	56,758	2,172,129

		$4,036,834

Electronics – 7.1%
Mellanox Technologies Ltd. (a)	37,910	$1,439,064
Monolithic Power Systems, Inc.	28,301	856,954
Rubicon Technology, Inc. (a)	95,290	1,153,962
Silicon Laboratories, Inc. (a)	71,240	3,042,660
Stratasys Ltd. (a)	12,100	1,225,246
Ultratech, Inc. (a)	72,810	2,206,143
Universal Display Corp. (a)	18,721	599,634
Veeco Instruments, Inc. (a)	52,080	1,938,938

		$12,462,601

Energy – Independent – 8.0%
Alpha Natural Resources, Inc. (a)	156,870	$934,945
Arch Coal, Inc.	208,070	855,168
Cabot Oil & Gas Corp.	90,966	3,394,851
CONSOL Energy, Inc.	112,720	3,793,028
Peabody Energy Corp.	97,020	1,673,595
Range Resources Corp.	29,827	2,263,571
Walter Energy, Inc. (l)	77,330	1,084,940

		$14,000,098

Food & Beverages – 0.2%
Green Mountain Coffee Roasters, Inc. (a)	5,340	$402,262

Food & Drug Stores – 1.2%
Brazil Pharma S.A. (a)	92,200	$324,487
Fairway Group Holdings Corp. (a)	69,200	1,768,752

		$2,093,239

Furniture & Appliances – 1.0%
SodaStream International Ltd. (a)(l)	27,300	$1,703,247

Gaming & Lodging – 0.8%
Norwegian Cruise Line Holdings Ltd. (a)	43,910	$1,354,624

General Merchandise – 0.1%
Five Below, Inc. (a)	4,160	$182,000

Internet – 3.7%
ChannelAdvisor Corp. (a)	28,090	$1,028,933
Millennial Media, Inc. (a)	173,040	1,223,393
Pandora Media, Inc. (a)	48,810	1,226,595
Shutterfly, Inc. (a)	30,150	1,684,782
Shutterstock, Inc. (a)	10,130	736,654
Yelp, Inc. (a)	10,210	675,698

		$6,576,055

Machinery & Tools – 11.6%
Allison Transmission Holdings, Inc.	106,240	$2,661,312
IPG Photonics Corp.	42,772	2,408,491
Joy Global, Inc.	51,274	2,617,025
Kennametal, Inc.	51,990	2,370,744

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Machinery & Tools – continued
Nordson Corp.	15,480	$1,139,792
Polypore International, Inc. (a)	88,973	3,645,224
Proto Labs, Inc. (a)	17,090	1,305,505
United Rentals, Inc. (a)	29,796	1,736,809
WABCO Holdings, Inc. (a)	28,737	2,421,380

		$20,306,282

Medical & Health Technology & Services – 2.4%
Advisory Board Co. (a)	26,266	$1,562,302
Healthcare Services Group, Inc.	91,316	2,352,300
HealthStream, Inc. (a)	9,940	376,527

		$4,291,129

Medical Equipment – 8.7%
Align Technology, Inc. (a)	50,441	$2,427,221
Cardiovascular Systems, Inc. (a)	81,430	1,632,672
Cepheid, Inc. (a)	62,051	2,422,471
DexCom, Inc. (a)	33,390	942,600
Endologix, Inc. (a)	173,822	2,803,749
GenMark Diagnostics, Inc. (a)	82,320	1,000,188
Globus Medical, Inc., “A” (a)	80,380	1,403,435
Novadaq Technologies, Inc. (a)	28,890	478,996
NxStage Medical, Inc. (a)	81,445	1,071,816
TearLab Corp. (a)	64,520	713,591
Uroplasty, Inc. (a)	121,215	401,222

		$15,297,961

Metals & Mining – 5.8%
Century Aluminum Co. (a)	130,820	$1,053,101
Globe Specialty Metals, Inc.	194,897	3,003,363
GrafTech International Ltd. (a)	227,470	1,922,122
Horsehead Holding Corp. (a)	64,300	801,178
Iluka Resources Ltd.	203,307	2,173,563
Molycorp, Inc. (a)(l)	193,590	1,269,950

		$10,223,277

Network & Telecom – 0.7%
Fortinet, Inc. (a)	39,480	$799,865
Palo Alto Networks, Inc. (a)	9,020	413,296

		$1,213,161

Oil Services – 4.1%
Atwood Oceanics, Inc. (a)	57,279	$3,152,636
Dresser-Rand Group, Inc. (a)	34,983	2,182,939
Frank’s International N.V.	64,210	1,921,805

		$7,257,380

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Other Banks & Diversified Financials – 1.0%
First Republic Bank	36,520	$1,702,928

Pharmaceuticals – 0.8%
Kythera Biopharmaceuticals, Inc. (a)	32,000	$1,462,400

Railroad & Shipping – 3.0%
Diana Shipping, Inc. (a)	285,028	$3,440,288
Navios Maritime Holdings, Inc.	243,770	1,735,642

		$5,175,930

Restaurants – 1.2%
Arcos Dorados Holdings, Inc.	148,324	$1,757,639
Chuy’s Holdings, Inc. (a)	7,650	274,559

		$2,032,198

Specialty Chemicals – 2.9%
Rockwood Holdings, Inc.	13,100	$876,390
Tronox Ltd., “A”	169,430	4,145,952

		$5,022,342

Specialty Stores – 2.1%
Citi Trends, Inc. (a)	99,463	$1,738,613
Monro Muffler Brake, Inc.	40,803	1,896,931

		$3,635,544

Trucking – 3.2%
Atlas Air Worldwide Holdings, Inc. (a)	52,515	$2,421,467
Swift Transportation Co. (a)	156,926	3,168,336

		$5,589,803

Total Common Stocks		$170,867,195

MONEY MARKET FUNDS – 2.0%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	3,569,624	$3,569,624

COLLATERAL FOR SECURITIES LOANED – 1.0%
Navigator Securities Lending Prime Portfolio, 0.16%, at Net Asset Value (j)	1,722,400	$1,722,400

Total Investments		$176,159,219

OTHER ASSETS, LESS LIABILITIES – (0.5)%		(951,571)

Net Assets – 100.0%		$175,207,648

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

9/30/13 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$170,867,195	$—	$—	$170,867,195
Mutual Funds	5,292,024	—	—	5,292,024
Total Investments	$176,159,219	$—	$—	$176,159,219

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $2,173,563 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

3

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$144,382,989
Gross unrealized appreciation	36,979,023
Gross unrealized depreciation	(5,202,793)
Net unrealized appreciation (depreciation)	$31,776,230

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	3,002,788	31,045,410	(30,478,574)	3,569,624

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$540	$3,569,624

4

QUARTERLY REPORT

September 30, 2013

MFS® GLOBAL

GOVERNMENTS PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

9/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)

BONDS – 94.7%
Foreign Bonds – 66.1%
Australia – 1.8%
Commonwealth of Australia, 5.75%, 2021	AUD	3,799,000	$4,040,969

Austria – 0.4%
Republic of Austria, 1.75%, 2023	EUR	776,000	$1,007,977

Belgium – 1.9%
Kingdom of Belgium, 4.25%, 2021	EUR	2,737,000	$4,269,273

Canada – 2.6%
Government of Canada, 4.5%, 2015	CAD	2,570,000	$2,632,725
Government of Canada, 4.25%, 2018	CAD	12,000	12,914
Government of Canada, 3.25%, 2021	CAD	1,579,000	1,635,381
Government of Canada, 5.75%, 2033	CAD	1,262,000	1,717,952

			$5,998,972

Finland – 0.5%
Republic of Finland, 3.875%, 2017	EUR	771,000	$1,168,558

France – 4.8%
Republic of France, 2.5%, 2020	EUR	3,388,000	$4,831,422
Republic of France, 6%, 2025	EUR	1,428,000	2,592,307
Republic of France, 4.75%, 2035	EUR	2,171,000	3,615,200

			$11,038,929

Germany – 5.2%
Federal Republic of Germany, 4.25%, 2018	EUR	2,251,000	$3,556,567
Federal Republic of Germany, 3.25%, 2021	EUR	3,473,000	5,373,617
Federal Republic of Germany, 6.25%, 2030	EUR	1,505,000	3,093,152

			$12,023,336

Iceland – 0.5%
Republic of Iceland, 4.875%, 2016 (n)		$1,122,000	$1,173,612

Ireland – 3.3%
Republic of Ireland, 5.5%, 2017	EUR	3,054,000	$4,593,771
Republic of Ireland, 4.5%, 2020	EUR	2,018,000	2,876,110

			$7,469,881

Italy – 9.8%
Republic of Italy, 4.25%, 2015	EUR	1,744,000	$2,446,196
Republic of Italy, 5.25%, 2017	EUR	9,746,000	14,250,219
Republic of Italy, 3.75%, 2021	EUR	4,361,000	5,883,851

			$22,580,266

Japan – 21.4%
Government of Japan, 2%, 2052	JPY	87,900,000	$948,174
Government of Japan, 1.1%, 2020	JPY	1,784,200,000	19,005,328

Issuer	Shares/Par		Value ($)

BONDS – continued
Foreign Bonds – continued
Japan – continued
Government of Japan, 2.1%, 2024	JPY	1,087,350,000	$12,631,335
Government of Japan, 2.2%, 2027	JPY	868,900,000	10,170,183
Government of Japan, 2.4%, 2037	JPY	448,600,000	5,239,860
Toyota Motor Credit Corp., FRN, 0.553%, 2016		$1,227,000	1,230,220

			$49,225,100

Netherlands – 1.3%
ABN AMRO Bank N.V., FRN, 2.035%, 2014 (n)		$200,000	$200,977
Kingdom of the Netherlands, 3.5%, 2020	EUR	1,016,000	1,547,038
Kingdom of the Netherlands, 5.5%, 2028	EUR	683,000	1,248,043

			$2,996,058

Norway – 0.0%
Statoil A.S.A., FRN, 0.554%, 2018		$45,000	$44,940

Spain – 6.0%
Kingdom of Spain, 4%, 2015	EUR	4,679,000	$6,574,325
Kingdom of Spain, 5.5%, 2017	EUR	2,260,000	3,370,371
Kingdom of Spain, 4.6%, 2019	EUR	2,761,000	3,974,341

			$13,919,037

Sweden – 0.4%
Nordea Bank AB, FRN, 0.724%, 2016 (n)		$1,000,000	$1,003,144

United Kingdom – 6.2%
HSBC Bank PLC, FRN, 0.904%, 2018 (n)		$403,000	$403,374
United Kingdom Treasury, 8%, 2021	GBP	2,915,100	6,653,116
United Kingdom Treasury, 4.25%, 2027	GBP	1,047,000	1,922,457
United Kingdom Treasury, 4.25%, 2036	GBP	2,887,000	5,305,324

			$14,284,271

Total Foreign Bonds			$152,244,323

U.S. Bonds – 28.6%
Asset-Backed & Securitized – 0.0%
Commercial Mortgage Asset Trust, FRN, 0.597%, 2032 (i)(z)		$1,878,315	$8,357
First Union National Bank Commercial Mortgage Trust, FRN, 1.901%, 2043 (i)(z)		252,107	1,552

			$9,909

Mortgage-Backed – 0.6%
Fannie Mae, 4.78%, 2015		$86,473	$90,870
Fannie Mae, 4.856%, 2015		41,612	43,689

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
U.S. Bonds – continued
Mortgage-Backed – continued
Fannie Mae, 5.5%, 2015	$46,846	$48,776
Fannie Mae, 5.09%, 2016	83,199	90,295
Fannie Mae, 5.432%, 2016	75,644	82,197
Fannie Mae, 5.05%, 2017	51,267	55,790
Fannie Mae, 5.16%, 2018	134,904	146,288
Fannie Mae, 5.1%, 2019	61,317	67,462
Fannie Mae, 5.18%, 2019	61,375	67,693
Fannie Mae, 6.16%, 2019	39,505	44,141
Freddie Mac, 1.426%, 2017	560,000	561,828
Freddie Mac, 3.882%, 2017	89,000	96,446
Freddie Mac, 5.085%, 2019	43,000	49,042
Freddie Mac, 3.32%, 2023	5,000	5,016

		$1,449,533

U.S. Government Agencies and Equivalents – 0.7%
Aid-Egypt, 4.45%, 2015	$301,000	$323,892
Small Business Administration, 4.57%, 2025	19,527	20,817
Small Business Administration, 5.09%, 2025	21,145	22,724
Small Business Administration, 5.21%, 2026	282,889	305,675
Small Business Administration, 2.22%, 2033	1,010,624	950,010

		$1,623,118

Issuer	Shares/Par	Value ($)

BONDS – continued
U.S. Bonds – continued
U.S. Treasury Obligations – 27.3%
U.S. Treasury Bonds, 6.875%, 2025	$4,418,000	$6,225,929
U.S. Treasury Bonds, 5.25%, 2029	2,590,000	3,237,904
U.S. Treasury Bonds, 4.5%, 2039	7,022,400	8,107,578
U.S. Treasury Notes, 4.125%, 2015	13,403,000	14,242,256
U.S. Treasury Notes, 4.75%, 2017	15,558,000	17,784,739
U.S. Treasury Notes, 3.5%, 2020	11,999,000	13,232,641

		$62,831,047

Total U.S. Bonds		$65,913,607

Total Bonds		$218,157,930

MONEY MARKET FUNDS – 4.2%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	9,623,124	$9,623,124

Total Investments		$227,781,054

OTHER ASSETS, LESS LIABILITIES – 1.1%		2,555,091

Net Assets – 100.0%		$230,336,145

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,781,107, representing 1.2% of net assets.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Commercial Mortgage Asset Trust, FRN, 0.597%, 2032	8/25/03-12/02/11	$10,886	$8,357
First Union National Bank Commercial Mortgage Trust, FRN, 1.901%, 2043	12/11/03-11/30/11	581	1,552
Total Restricted Securities			$9,909
% of Net assets			0.0%

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company

2

Portfolio of Investments (unaudited) – continued

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
PLN	Polish Zloty
SEK	Swedish Krona

Derivative Contracts at 9/30/13

Forward Foreign Currency Exchange Contracts at 9/30/13

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	AUD	Barclays Bank PLC	76,000	10/18/13	$68,412	$70,826	$2,414
BUY	AUD	Credit Suisse Group	75,000	10/18/13	67,868	69,894	2,026
BUY	AUD	Westpac Banking Corp.	587,000	10/18/13	540,874	547,037	6,163
BUY	CAD	Citibank N.A.	16,000	10/18/13	15,428	15,527	99
BUY	CAD	Deutsche Bank AG	349,000	10/18/13	335,032	338,678	3,646
BUY	CAD	Goldman Sachs International	603,000	10/18/13	581,867	585,165	3,298
BUY	CNY	Deutsche Bank AG	7,120,000	1/15/14	1,140,366	1,158,732	18,366
BUY	DKK	Citibank N.A.	193,000	10/18/13	34,499	35,013	514
BUY	DKK	Goldman Sachs International	7,506,290	10/18/13	1,312,814	1,361,742	48,928
BUY	EUR	Barclays Bank PLC	1,039,000	10/18/13	1,380,996	1,405,667	24,671
BUY	EUR	Citibank N.A.	627,000	10/18/13	823,986	848,271	24,285
BUY	EUR	Credit Suisse Group	1,788,351	10/18/13	2,306,951	2,419,467	112,516
BUY	EUR	Deutsche Bank AG	218,000	10/18/13	288,181	294,934	6,753
BUY	EUR	Goldman Sachs International	2,490,899	10/18/13	3,267,148	3,369,947	102,799
BUY	EUR	UBS AG	432,000	10/18/13	568,818	584,454	15,636
BUY	GBP	Barclays Bank PLC	132,000	10/18/13	207,849	213,668	5,819
BUY	GBP	Citibank N.A.	205,673	10/18/13	320,794	332,923	12,129
BUY	GBP	Credit Suisse Group	630,954	10/18/13	956,852	1,021,324	64,472
BUY	GBP	Goldman Sachs International	1,444,640	10/18/13	2,244,738	2,338,436	93,698
BUY	GBP	Merrill Lynch International Bank	258,954	10/18/13	386,533	419,169	32,636
BUY	JPY	Barclays Bank PLC	25,607,000	10/18/13	259,612	260,535	923
BUY	JPY	Citibank N.A.	11,392,000	10/18/13	114,625	115,906	1,281
BUY	JPY	Goldman Sachs International	31,083,000	10/18/13	312,877	316,250	3,373
BUY	JPY	Merrill Lynch International Bank	1,174,133,243	10/18/13	11,841,750	11,946,061	104,311
BUY	JPY	UBS AG	206,272,000	10/18/13	2,076,939	2,098,687	21,748
SELL	JPY	Goldman Sachs International	56,117,767	10/18/13	583,714	570,963	12,751
BUY	MXN	Citibank N.A.	4,000	10/03/13	304	306	2
BUY	PLN	Deutsche Bank AG	24,636	10/18/13	7,750	7,881	131
BUY	SEK	Goldman Sachs International	5,674,903	10/18/13	843,974	882,690	38,716

							$764,104

3

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 9/30/13 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
SELL	AUD	Deutsche Bank AG	736,404	10/18/13	$668,590	$686,269	$(17,679)
SELL	AUD	Westpac Banking Corp.	1,809,693	10/18/13	1,655,941	1,686,489	(30,548)
BUY	CAD	Credit Suisse Group	607,000	10/18/13	589,435	589,047	(388)
SELL	CAD	Citibank N.A.	910,077	10/18/13	872,368	883,160	(10,792)
SELL	CAD	Deutsche Bank AG	505,000	10/18/13	485,010	490,064	(5,054)
SELL	CAD	Goldman Sachs International	147,000	10/18/13	142,474	142,652	(178)
SELL	CAD	Merrill Lynch International Bank	2,635,235	10/18/13	2,498,872	2,557,294	(58,422)
SELL	CHF	UBS AG	1,000	10/18/13	1,034	1,106	(72)
SELL	CNY	Deutsche Bank AG	7,120,000	1/15/14	1,145,431	1,158,732	(13,301)
SELL	DKK	UBS AG	253,000	10/18/13	44,690	45,898	(1,208)
SELL	EUR	Barclays Bank PLC	807,811	10/18/13-12/18/13	1,080,667	1,093,039	(12,372)
SELL	EUR	Citibank N.A.	4,149,567	10/18/13	5,546,238	5,613,965	(67,727)
SELL	EUR	Deutsche Bank AG	4,118,213	10/18/13	5,294,731	5,571,545	(276,814)
SELL	EUR	Goldman Sachs International	2,841,183	10/18/13	3,747,211	3,843,847	(96,636)
SELL	EUR	JPMorgan Chase Bank N.A.	3,865,212	10/18/13	4,962,546	5,229,261	(266,715)
SELL	EUR	Merrill Lynch International Bank	863,799	10/18/13	1,134,708	1,168,637	(33,929)
SELL	EUR	UBS AG	1,059,217	10/18/13-12/18/13	1,408,423	1,433,167	(24,744)
SELL	GBP	Brown Brothers Harriman & Co.	36,000	10/18/13	56,019	58,272	(2,253)
SELL	GBP	Deutsche Bank AG	305,000	10/18/13	462,064	493,703	(31,639)
SELL	GBP	Goldman Sachs International	773,130	10/18/13	1,168,854	1,251,463	(82,609)
SELL	GBP	Merrill Lynch International Bank	377,000	10/18/13	585,955	610,249	(24,294)
BUY	JPY	Citibank N.A.	14,203,000	10/18/13	147,114	144,507	(2,607)
BUY	JPY	Goldman Sachs International	164,427,000	10/18/13	1,680,798	1,672,940	(7,858)
SELL	JPY	Deutsche Bank AG	12,986,000	10/18/13	130,143	132,124	(1,981)
SELL	JPY	Goldman Sachs International	294,403,297	10/18/13	2,954,253	2,995,367	(41,114)
SELL	MXN	JPMorgan Chase Bank N.A.	4,000	10/03/13	300	306	(6)
SELL	NOK	Goldman Sachs International	120,258	10/18/13	19,643	19,987	(344)
SELL	SEK	Morgan Stanley Capital Services, Inc.	131,000	10/18/13	20,040	20,376	(336)

							$(1,111,620)

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

9/30/13 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of September 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$64,454,165	$—	$64,454,165
Non-U.S. Sovereign Debt	—	149,406,608	—	149,406,608
Residential Mortgage-Backed Securities	—	1,449,533	—	1,449,533
Commercial Mortgage-Backed Securities	—	9,909	—	9,909
Foreign Bonds	—	2,837,715	—	2,837,715
Mutual Funds	9,623,124	—	—	9,623,124
Total Investments	$9,623,124	$218,157,930	$—	$227,781,054

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(347,516)	$—	$(347,516)

For further information regarding security characteristics, see the Portfolio of Investments.

5

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$233,585,144
Gross unrealized appreciation	2,889,912
Gross unrealized depreciation	(8,694,002)
Net unrealized appreciation (depreciation)	$(5,804,090)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	11,270,805	77,706,761	(79,354,442)	9,623,124

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$14,020	$9,623,124

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2013, are as follows:

United States	33.2%
Japan	21.4%
Italy	9.9%
United Kingdom	6.3%
Spain	6.1%
Germany	5.3%
France	4.9%
Ireland	3.4%
Canada	2.6%
Other Countries	6.9%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

6

QUARTERLY REPORT

September 30, 2013

MFS® HIGH YIELD PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

9/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)

BONDS – 92.6%
Aerospace – 2.3%
Bombardier, Inc., 7.5%, 2018 (n)		$1,790,000	$2,009,275
Bombardier, Inc., 7.75%, 2020 (n)		1,265,000	1,429,450
Bombardier, Inc., 6.125%, 2023 (z)		1,505,000	1,505,000
CPI International, Inc., 8%, 2018		2,279,000	2,347,370
Heckler & Koch GmbH, 9.5%, 2018 (n)	EUR	1,091,000	1,426,515
Huntington Ingalls Industries, Inc., 6.875%, 2018		$250,000	268,750
Huntington Ingalls Industries, Inc., 7.125%, 2021		3,085,000	3,324,088
Kratos Defense & Security Solutions, Inc., 10%, 2017		3,825,000	4,159,688

			$16,470,136

Apparel Manufacturers – 1.0%
Hanesbrands, Inc., 6.375%, 2020		$1,990,000	$2,144,225
Jones Group, Inc., 6.875%, 2019		1,535,000	1,569,538
PVH Corp., 7.375%, 2020		2,180,000	2,376,200
PVH Corp., 4.5%, 2022		1,030,000	973,350

			$7,063,313

Asset-Backed & Securitized – 0.4%
Arbor Realty Mortgage Securities, CDO, FRN, 2.566%, 2038 (z)		$1,136,457	$727,332
Citigroup Commercial Mortgage Trust, FRN, 5.884%, 2049		2,086,863	292,161
Crest Ltd., CDO, 7%, 2040 (a)(p)		1,253,303	62,665
CWCapital Cobalt Ltd., CDO, 6.23%, 2045 (a)(p)(z)		2,532,387	25
CWCapital Cobalt Ltd., CDO, “F”, FRN, 1.564%, 2050 (p)(z)		1,064,616	2,662
First Union National Bank Commercial Mortgage Trust, 6.75%, 2032		1,287,972	642,988
G-Force LLC, CDO, “A2”, 4.83%, 2036 (z)		162,632	162,469
JPMorgan Chase Commercial Mortgage Securities Corp., “C”, FRN, 6.196%, 2051		1,550,000	823,484

			$2,713,786

Automotive – 3.3%
Accuride Corp., 9.5%, 2018		$2,680,000	$2,793,900
Allison Transmission, Inc., 7.125%, 2019 (n)		3,215,000	3,415,938
Conti-Gummi Finance B.V., 7.125%, 2018	EUR	250,000	351,843
Delphi Corp., 5%, 2023		$2,000,000	2,065,000
General Motors Financial Co., Inc., 4.75%, 2017 (n)		430,000	445,050
General Motors Financial Co., Inc., 6.75%, 2018		2,485,000	2,752,138
General Motors Financial Co., Inc., 4.25%, 2023 (n)		1,295,000	1,183,306
Goodyear Tire & Rubber Co., 8.25%, 2020		390,000	435,825

Issuer	Shares/Par	Value ($)

BONDS – continued
Automotive – continued
Goodyear Tire & Rubber Co., 6.5%, 2021	$1,525,000	$1,551,688
Goodyear Tire & Rubber Co., 7%, 2022	1,220,000	1,268,800
Jaguar Land Rover PLC, 7.75%, 2018 (n)	525,000	567,000
Jaguar Land Rover PLC, 8.125%, 2021 (n)	3,350,000	3,726,875
Jaguar Land Rover PLC, 5.625%, 2023 (n)	955,000	933,513
Lear Corp., 8.125%, 2020	610,000	667,950
Lear Corp., 4.75%, 2023 (n)	605,000	561,138
LKQ Corp., 4.75%, 2023 (n)	935,000	867,213

		$23,587,177

Broadcasting – 5.0%
AMC Networks, Inc., 7.75%, 2021	$2,885,000	$3,209,563
Clear Channel Communications, Inc., 9%, 2021	2,099,000	2,030,783
Clear Channel Worldwide Holdings, Inc., 6.5%, 2022	650,000	659,750
Clear Channel Worldwide Holdings, Inc., 6.5%, 2022	1,595,000	1,626,900
Clear Channel Worldwide Holdings, Inc., “A”, 7.625%, 2020	85,000	87,125
Clear Channel Worldwide Holdings, Inc., “B”, 7.625%, 2020	895,000	924,088
Hughes Network Systems LLC, 6.5%, 2019	125,000	132,188
Hughes Network Systems LLC, 7.625%, 2021	1,035,000	1,115,213
IAC/InterActive Corp., 4.75%, 2022	1,085,000	998,200
Inmarsat Finance PLC, 7.375%, 2017 (n)	1,720,000	1,801,700
Intelsat Jackson Holdings S.A., 6.625%, 2022 (n)	2,155,000	2,138,838
Intelsat Jackson Holdings S.A., 6.625%, 2022 (n)	425,000	421,813
Intelsat S.A., 8.125%, 2023 (n)	2,580,000	2,721,900
LBI Media, Inc., 13.5% to 2015, 11.5% to 2020 (p)(z)	910,524	427,946
Liberty Media Corp., 8.5%, 2029	1,840,000	1,950,400
Netflix, Inc., 5.375%, 2021 (n)	1,170,000	1,161,225
Nexstar Broadcasting Group, Inc., 6.875%, 2020 (n)	2,020,000	2,055,350
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)	800,000	841,680
Sinclair Broadcast Group, Inc., 8.375%, 2018	550,000	602,250
Sinclair Broadcast Group, Inc., 6.375%, 2021 (z)	755,000	758,775
SIRIUS XM Radio, Inc., 7.625%, 2018 (n)	2,445,000	2,713,950
SIRIUS XM Radio, Inc., 4.25%, 2020 (n)	500,000	467,500
SIRIUS XM Radio, Inc., 5.875%, 2020 (z)	255,000	257,231
SIRIUS XM Radio, Inc., 5.25%, 2022 (n)	1,755,000	1,693,575
Univision Communications, Inc., 6.875%, 2019 (n)	1,285,000	1,374,950

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Broadcasting – continued
Univision Communications, Inc., 7.875%, 2020 (n)	$1,520,000	$1,662,500
Univision Communications, Inc., 8.5%, 2021 (n)	1,170,000	1,281,150
Univision Communications, Inc., 6.75%, 2022 (n)	250,000	263,750

		$35,380,293

Brokerage & Asset Managers – 0.4%
E*TRADE Financial Corp., 6.75%, 2016	$100,000	$106,500
E*TRADE Financial Corp., 6.375%, 2019	2,885,000	3,072,525

		$3,179,025

Building – 3.0%
Boise Cascade Co., 6.375%, 2020	$850,000	$879,750
Building Materials Holding Corp., 6.875%, 2018 (n)	1,085,000	1,159,594
Building Materials Holding Corp., 7%, 2020 (n)	825,000	886,875
Building Materials Holding Corp., 7.5%, 2020 (n)	250,000	269,375
Building Materials Holding Corp., 6.75%, 2021 (n)	1,000,000	1,075,000
CEMEX Espana S.A., 9.25%, 2020 (n)	650,000	698,750
CEMEX S.A.B. de C.V., 9%, 2018 (n)	500,000	538,750
CEMEX S.A.B. de C.V., 5.875%, 2019 (n)	467,000	448,320
CEMEX S.A.B. de C.V., 9.25%, 2020	990,000	1,064,250
CEMEX S.A.B. de C.V., 7.25%, 2021 (z)	1,269,000	1,265,828
Gibraltar Industries, Inc., 6.25%, 2021	885,000	893,850
HD Supply, Inc., 8.125%, 2019	1,045,000	1,159,950
HD Supply, Inc., 7.5%, 2020 (z)	640,000	663,200
HD Supply, Inc., 11.5%, 2020	1,400,000	1,669,500
Nortek, Inc., 8.5%, 2021	3,170,000	3,447,375
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10%, 2020 (n)	1,092,000	1,217,580
USG Corp., 6.3%, 2016	2,778,000	2,937,735
USG Corp., 7.875%, 2020 (n)	830,000	899,513

		$21,175,195

Business Services – 1.6%
Equinix, Inc., 4.875%, 2020	$1,325,000	$1,285,250
Fidelity National Information Services, Inc., 5%, 2022	2,640,000	2,678,280
First Data Corp., 10.625%, 2021 (z)	795,000	806,925
iGATE Corp., 9%, 2016	2,843,000	3,049,118
Iron Mountain, Inc., 8.375%, 2021	1,515,000	1,628,625
Lender Processing Services, Inc., 5.75%, 2023	795,000	815,869
NeuStar, Inc., 4.5%, 2023	1,225,000	1,099,438

		$11,363,505

Cable TV – 3.3%
CCO Holdings LLC, 8.125%, 2020	$2,635,000	$2,865,563
CCO Holdings LLC, 7.375%, 2020	905,000	977,400
CCO Holdings LLC, 6.5%, 2021	1,370,000	1,390,550
CCO Holdings LLC, 5.25%, 2022	250,000	231,250
CCO Holdings LLC, 5.125%, 2023	480,000	440,400

Issuer	Shares/Par		Value ($)

BONDS – continued
Cable TV – continued
CCO Holdings LLC/CCO Capital Corp., 5.75%, 2024		$1,020,000	$963,900
Cequel Communications Holdings, 6.375%, 2020 (n)		1,200,000	1,224,000
DISH DBS Corp., 7.75%, 2015		75,000	81,938
DISH DBS Corp., 7.875%, 2019		100,000	114,000
DISH DBS Corp., 6.75%, 2021		1,165,000	1,224,706
DISH DBS Corp., 5%, 2023		725,000	672,438
EchoStar Corp., 7.125%, 2016		1,930,000	2,120,588
Lynx I Corp., 5.375%, 2021 (n)		1,085,000	1,057,875
Lynx II Corp., 6.375%, 2023 (n)		725,000	721,375
Nara Cable Funding Ltd., 8.875%, 2018 (z)		360,000	379,800
Telenet Finance Luxembourg, 6.375%, 2020 (n)	EUR	1,175,000	1,669,079
Time Warner Cable, Inc., 4.5%, 2042		$610,000	446,009
Unitymedia Hessen, 5.5%, 2023 (n)		205,000	194,238
UPC Holding B.V., 9.875%, 2018 (n)		1,410,000	1,529,850
UPC Holding B.V., 8.375%, 2020	EUR	500,000	735,274
UPC Holding B.V., 6.375%, 2022 (n)	EUR	250,000	333,139
UPCB Finance III Ltd., 6.625%, 2020 (n)		$1,630,000	1,727,800
UPCB Finance Ltd., 7.625%, 2020	EUR	250,000	363,646
UPCB Finance VI Ltd., 6.875%, 2022 (n)		$350,000	371,000
Virgin Media Finance PLC, 8.375%, 2019		265,000	287,525
Ziggo Bond Co. B.V., 8%, 2018 (n)	EUR	945,000	1,364,739

			$23,488,082

Chemicals – 2.1%
Celanese U.S. Holdings LLC, 6.625%, 2018		$1,250,000	$1,350,000
Celanese U.S. Holdings LLC, 5.875%, 2021		341,000	356,345
Celanese U.S. Holdings LLC, 4.625%, 2022		495,000	473,963
Flash Dutch 2 B.V./U.S. Coatings Acquisition, 7.375%, 2021 (n)		1,370,000	1,431,650
Hexion U.S. Finance Corp., 6.625%, 2020		900,000	900,000
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2018		1,690,000	1,749,150
Huntsman International LLC, 8.625%, 2020		400,000	440,000
Huntsman International LLC, 8.625%, 2021		1,730,000	1,920,300
INEOS Finance PLC, 8.375%, 2019 (n)		1,130,000	1,245,825
INEOS Finance PLC, 7.5%, 2020 (n)		100,000	107,250
INEOS Group Holdings PLC, 7.875%, 2016	EUR	505,243	690,353
INEOS Group Holdings S.A., 6.125%, 2018 (n)		$690,000	674,475
NOVA Chemicals Corp., 5.25%, 2023 (n)		840,000	842,100
Polypore International, Inc., 7.5%, 2017		775,000	821,500
Tronox Finance LLC, 6.375%, 2020		1,855,000	1,836,450

			$14,839,361

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Computer Software – 1.0%
Infor U.S., Inc., 11.5%, 2018	$1,210,000	$1,397,550
Syniverse Holdings, Inc., 9.125%, 2019	2,915,000	3,140,913
TransUnion Holding Co., Inc., 8.125%, 2018 (p)	100,000	106,000
TransUnion Holding Co., Inc., 9.625%, 2018	450,000	487,125
TransUnion LLC/TransUnion Financing Corp., 11.375%, 2018	835,000	927,894
Verisign, Inc., 4.625%, 2023 (n)	1,005,000	944,700

		$7,004,182

Computer Software – Systems – 0.6%
Audatex North America, Inc., 6.75%, 2018	$1,805,000	$1,913,300
Audatex North America, Inc., 6%, 2021 (n)	220,000	224,400
CDW LLC/CDW Finance Corp., 12.535%, 2017	161,000	167,440
CDW LLC/CDW Finance Corp., 8.5%, 2019	1,885,000	2,082,925

		$4,388,065

Conglomerates – 2.0%
Amsted Industries, Inc., 8.125%, 2018 (n)	$2,415,000	$2,559,900
BC Mountain LLC, 7%, 2021 (n)	1,250,000	1,240,625
Dynacast International LLC, 9.25%, 2019	1,775,000	1,943,625
Griffon Corp., 7.125%, 2018	2,425,000	2,570,500
Renaissance Acquisition, 6.875%, 2021 (n)	1,940,000	1,915,750
Rexel S.A., 6.125%, 2019 (n)	1,490,000	1,523,525
Rexel S.A., 5.25%, 2020 (n)	540,000	526,500
Silver II Borrower, 7.75%, 2020 (n)	2,085,000	2,142,338

		$14,422,763

Construction – 0.1%
Empresas ICA S.A.B. de C.V., 8.9%, 2021	$500,000	$491,875

Consumer Products – 1.0%
Elizabeth Arden, Inc., 7.375%, 2021	$2,060,000	$2,204,200
Jarden Corp., 7.5%, 2017	500,000	570,000
Jarden Corp., 7.5%, 2020	1,315,000	1,425,131
Libbey Glass, Inc., 6.875%, 2020	491,000	522,915
Prestige Brands, Inc., 8.125%, 2020	971,000	1,068,100
Spectrum Brands Escrow Corp., 6.375%, 2020 (n)	1,000,000	1,042,500

		$6,832,846

Consumer Services – 0.9%
ADT Corp., 6.25%, 2021 (z)	$1,310,000	$1,329,650
ADT Corp., 4.125%, 2023	885,000	789,652
Allegion U.S. Holding Co., Inc., 5.75%, 2021 (z)	1,225,000	1,234,188
QVC, Inc., 7.375%, 2020 (n)	895,000	972,442
Service Corp. International, 7%, 2017	1,840,000	2,037,800

		$6,363,732

Issuer	Shares/Par		Value ($)

BONDS – continued
Containers – 3.1%
ARD Finance S.A., 11.125%, 2018 (n)		$249,296	$264,254
Ardagh Packaging Finance PLC , 7%, 2020 (n)		1,340,000	1,286,400
Ardagh Packaging Finance PLC, 7.375%, 2017 (n)		1,290,000	1,378,688
Ardagh Packaging Finance PLC, 7.375%, 2017 (n)		200,000	214,000
Ardagh Packaging Finance PLC, 7.375%, 2017	EUR	200,000	287,605
Ardagh Packaging Finance PLC, 9.125%, 2020 (n)		$1,660,000	1,751,300
Ardagh Packaging Finance PLC, 9.125%, 2020 (n)		200,000	212,000
Ardagh Packaging Finance PLC, 9.25%, 2020	EUR	100,000	141,045
Ardagh Packaging Finance PLC, 4.875%, 2022 (n)		$360,000	342,900
Ball Corp., 5%, 2022		1,393,000	1,351,210
Ball Corp., 4%, 2023		355,000	318,613
Berry Plastics Group, Inc., 9.5%, 2018		1,065,000	1,152,863
Berry Plastics Group, Inc., 9.75%, 2021		1,050,000	1,212,750
Crown Americas LLC, 4.5%, 2023 (n)		1,635,000	1,496,025
Crown Euro Holdings S.A., 7.125%, 2018	EUR	50,000	72,039
Greif, Inc., 6.75%, 2017		$650,000	718,250
Greif, Inc., 7.75%, 2019		1,245,000	1,406,850
Reynolds Group, 8.5%, 2018		250,000	261,250
Reynolds Group, 7.125%, 2019		1,615,000	1,715,938
Reynolds Group, 9%, 2019		500,000	525,000
Reynolds Group, 7.875%, 2019		250,000	275,000
Reynolds Group, 9.875%, 2019		1,320,000	1,432,200
Reynolds Group, 5.75%, 2020		1,265,000	1,269,744
Reynolds Group, 6.875%, 2021		100,000	106,750
Reynolds Group, 8.25%, 2021		2,625,000	2,644,688

			$21,837,362

Defense Electronics – 0.2%
Ducommun, Inc., 9.75%, 2018		$1,359,000	$1,508,490

Electrical Equipment – 0.3%
Avaya, Inc., 9.75%, 2015		$785,000	$777,150
Avaya, Inc., 7%, 2019 (n)		1,425,000	1,332,375

			$2,109,525

Electronics – 1.1%
Freescale Semiconductor, Inc., 9.25%, 2018 (n)		$1,329,000	$1,438,643
Nokia Corp., 5.375%, 2019		570,000	578,550
Nokia Corp., 6.625%, 2039		900,000	864,000
NXP B.V., 9.75%, 2018 (n)		200,000	224,700
NXP B.V., 5.75%, 2021 (n)		585,000	593,775
NXP B.V., 5.75%, 2023 (n)		1,495,000	1,480,050
Sensata Technologies B.V., 6.5%, 2019 (n)		2,175,000	2,338,125

			$7,517,843

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Energy – Independent – 8.1%
BreitBurn Energy Partners LP, 8.625%, 2020	$1,270,000	$1,339,850
BreitBurn Energy Partners LP, 7.875%, 2022	1,370,000	1,366,575
Carrizo Oil & Gas, Inc., 8.625%, 2018	415,000	452,350
Chaparral Energy, Inc., 7.625%, 2022	1,640,000	1,664,600
Chesapeake Energy Corp., 6.875%, 2020	1,845,000	1,992,600
Concho Resources, Inc., 7%, 2021	200,000	219,000
Concho Resources, Inc., 6.5%, 2022	2,980,000	3,196,050
Concho Resources, Inc., 5.5%, 2023	1,215,000	1,199,813
Continental Resources, Inc., 8.25%, 2019	2,140,000	2,354,000
Continental Resources, Inc., 7.375%, 2020	855,000	949,050
Continental Resources, Inc., 7.125%, 2021	75,000	83,813
Continental Resources, Inc., 4.5%, 2023	830,000	814,438
Denbury Resources, Inc., 8.25%, 2020	2,864,000	3,143,240
Denbury Resources, Inc., 4.625%, 2023	850,000	777,750
Energy XXI Gulf Coast, Inc., 9.25%, 2017	2,475,000	2,747,250
Energy XXI Gulf Coast, Inc., 7.5%, 2021 (z)	1,520,000	1,501,000
EP Energy LLC, 6.875%, 2019	100,000	106,750
EP Energy LLC, 9.375%, 2020	2,875,000	3,234,375
EP Energy LLC, 7.75%, 2022	2,115,000	2,294,775
EPL Oil & Gas, Inc., 8.25%, 2018	1,670,000	1,761,850
Halcon Resources Corp., 8.875%, 2021	2,220,000	2,275,500
Harvest Operations Corp., 6.875%, 2017	1,880,000	2,011,600
Hilcorp Energy I/Hilcorp Finance Co., 8%, 2020 (n)	605,000	653,400
Laredo Petroleum, Inc., 9.5%, 2019	810,000	899,100
Laredo Petroleum, Inc., 7.375%, 2022	250,000	265,000
LINN Energy LLC, 8.625%, 2020	1,030,000	1,064,763
LINN Energy LLC, 7.75%, 2021	974,000	978,870
MEG Energy Corp., 6.5%, 2021 (n)	1,095,000	1,103,213
MEG Energy Corp., 7%, 2024 (z)	900,000	905,625
Oasis Petroleum, Inc., 6.875%, 2022 (z)	1,055,000	1,113,025
QEP Resources, Inc., 6.875%, 2021	3,205,000	3,405,313
Range Resources Corp., 8%, 2019	945,000	1,014,694
Range Resources Corp., 6.75%, 2020	150,000	161,625
Range Resources Corp., 5.75%, 2021	250,000	262,500
Range Resources Corp., 5%, 2022	510,000	493,425
Samson Investment Co., 10.25%, 2020 (n)	2,415,000	2,559,900
SandRidge Energy, Inc., 7.5%, 2021	1,250,000	1,262,500
SandRidge Energy, Inc., 8.125%, 2022	2,140,000	2,161,400
SM Energy Co., 6.5%, 2021	1,300,000	1,352,000
Whiting Petroleum Corp., 6.5%, 2018	1,505,000	1,584,013
Whiting Petroleum Corp., 5%, 2019	940,000	942,350

		$57,668,945

Engineering – Construction – 0.2%
BakerCorp International, Inc., 8.25%, 2019	$1,790,000	$1,781,050

Issuer	Shares/Par	Value ($)

BONDS – continued
Entertainment – 1.2%
Activision Blizzard, Inc., 6.125%, 2023 (z)	$730,000	$733,650
AMC Entertainment, Inc., 8.75%, 2019	1,200,000	1,290,000
Cedar Fair LP, 9.125%, 2018	1,265,000	1,386,756
Cedar Fair LP, 5.25%, 2021 (n)	990,000	945,450
Cinemark USA, Inc., 5.125%, 2022	625,000	585,938
Cinemark USA, Inc., 4.875%, 2023	1,245,000	1,145,400
NAI Entertainment Holdings LLC, 5%, 2018 (n)	850,000	867,000
Six Flags Entertainment Corp., 5.25%, 2021 (n)	1,995,000	1,900,238

		$8,854,432

Financial Institutions – 4.9%
Aviation Capital Group, 4.625%, 2018 (n)	$1,460,000	$1,451,764
Aviation Capital Group, 6.75%, 2021 (n)	810,000	855,006
CIT Group, Inc., 5%, 2017	250,000	262,813
CIT Group, Inc., 4.25%, 2017	500,000	509,375
CIT Group, Inc., 5.25%, 2018	1,655,000	1,733,613
CIT Group, Inc., 6.625%, 2018 (n)	1,925,000	2,117,500
CIT Group, Inc., 5.5%, 2019 (n)	1,313,000	1,378,650
CIT Group, Inc., 5%, 2022	2,565,000	2,507,288
Credit Acceptance Corp., 9.125%, 2017	1,650,000	1,749,000
Icahn Enterprises LP, 7.75%, 2016	500,000	516,250
Icahn Enterprises LP, 8%, 2018	3,285,000	3,441,038
International Lease Finance Corp., 6.625%, 2013	100,000	100,500
International Lease Finance Corp., 4.875%, 2015	705,000	729,151
International Lease Finance Corp., 8.625%, 2015	1,465,000	1,616,994
International Lease Finance Corp., 7.125%, 2018 (n)	1,619,000	1,809,233
International Lease Finance Corp., 6.25%, 2019	200,000	210,000
Nationstar Mortgage LLC/Capital Corp., 10.875%, 2015	1,270,000	1,326,134
Nationstar Mortgage LLC/Capital Corp., 6.5%, 2018	835,000	839,175
Nationstar Mortgage LLC/Capital Corp., 9.625%, 2019	595,000	661,938
Nationstar Mortgage LLC/Capital Corp., 7.875%, 2020	1,880,000	1,959,900
PHH Corp., 7.375%, 2019	1,535,000	1,611,750
PHH Corp., 6.375%, 2021	1,270,000	1,228,725
SLM Corp., 8.45%, 2018	1,170,000	1,319,175
SLM Corp., 8%, 2020	2,865,000	3,094,200
SLM Corp., 7.25%, 2022	1,745,000	1,775,538

		$34,804,710

Food & Beverages – 1.1%
ARAMARK Corp., 5.75%, 2020 (n)	$670,000	$676,700
B&G Foods, Inc., 4.625%, 2021	1,005,000	959,775
Constellation Brands, Inc., 3.75%, 2021	335,000	309,456

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

BONDS – continued
Food & Beverages – continued
Constellation Brands, Inc., 4.25%, 2023		$1,460,000	$1,339,550
Hawk Acquisition Sub, Inc., 4.25%, 2020 (n)		1,710,000	1,630,913
Pinnacle Foods Finance LLC, 4.875%, 2021 (n)		433,000	402,690
Sun Merger Sub, Inc., 5.875%, 2021 (n)		1,105,000	1,120,194
TreeHouse Foods, Inc., 7.75%, 2018		1,440,000	1,522,800

			$7,962,078

Forest & Paper Products – 1.0%
Boise, Inc., 8%, 2020		$1,325,000	$1,497,250
Graphic Packaging Holding Co., 7.875%, 2018		1,190,000	1,297,100
Sappi Papier Holding GmbH, 7.75%, 2017 (n)		525,000	546,000
Smurfit Kappa Group PLC, 4.875%, 2018 (n)		290,000	290,000
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR	1,280,000	1,878,042
Tembec Industries, Inc., 11.25%, 2018		$1,325,000	1,440,938

			$6,949,330

Gaming & Lodging – 3.2%
Caesars Entertainment Operating Co., Inc., 8.5%, 2020		$1,075,000	$989,000
Chester Downs & Marina LLC, 9.25%, 2020 (n)		835,000	841,263
CityCenter Holdings LLC, 10.75%, 2017 (p)		855,000	916,988
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (a)(d)(n)		2,640,000	1,650
Hilton Worldwide Finance Co., 5.625%, 2021 (z)		1,410,000	1,413,525
Isle of Capri Casinos, Inc., 8.875%, 2020		795,000	826,800
Isle of Capri Casinos, Inc., 5.875%, 2021		235,000	220,313
MGM Resorts International, 7.625%, 2017		1,250,000	1,396,875
MGM Resorts International, 11.375%, 2018		1,180,000	1,501,550
MGM Resorts International, 6.625%, 2021		1,990,000	2,059,650
NCL Corp., 5%, 2018 (n)		78,000	77,805
Penn National Gaming, Inc., 8.75%, 2019		2,075,000	2,272,125
Pinnacle Entertainment, Inc., 8.75%, 2020		1,355,000	1,483,725
Playa Resorts Holdings B.V., 8%, 2020 (z)		172,000	181,460
PNK Finance Corp., 6.375%, 2021 (n)		1,015,000	1,035,300
Ryman Hospitality Properties, Inc., REIT, 5%, 2021 (n)		865,000	810,938
Seven Seas Cruises S. DE R.L., 9.125%, 2019		2,780,000	3,030,200
Viking Cruises Ltd., 8.5%, 2022 (n)		1,460,000	1,616,950
Wynn Las Vegas LLC, 7.75%, 2020		2,025,000	2,273,063

			$22,949,180

Issuer	Shares/Par		Value ($)

BONDS – continued
Industrial – 1.0%
Dematic S.A., 7.75%, 2020 (n)		$2,285,000	$2,376,400
Howard Hughes Corp., 6.875%, 2021 (z)		530,000	532,650
Hyva Global B.V., 8.625%, 2016 (n)		1,412,000	1,373,170
Mueller Water Products, Inc., 8.75%, 2020		931,000	1,024,100
SPL Logistics Escrow LLC, 8.875%, 2020 (n)		2,065,000	2,163,088

			$7,469,408

Insurance – Property & Casualty – 0.3%
XL Group PLC, 6.5% to 2017, FRN to 2049		$2,495,000	$2,388,963

International Market Quasi-Sovereign – 0.3%
Eksportfinans A.S.A., 5.5%, 2016		$735,000	$767,156
Eksportfinans A.S.A., 5.5%, 2017		1,055,000	1,095,881
Electricite de France, FRN, 5.25%, 2049 (n)		223,000	210,936

			$2,073,973

Machinery & Tools – 2.3%
Case New Holland, Inc., 7.875%, 2017		$3,500,000	$4,068,704
CNH America LLC, 7.25%, 2016		685,000	751,788
CNH Capital LLC, 3.875%, 2015		310,000	319,300
CNH Capital LLC, 6.25%, 2016		430,000	473,000
CNH Capital LLC, 3.625%, 2018		1,660,000	1,651,700
H&E Equipment Services Co., 7%, 2022		2,090,000	2,225,850
NESCO LLC/NESCO Holdings Corp., 11.75%, 2017 (n)		2,615,000	2,915,725
RSC Equipment Rental, Inc., 8.25%, 2021		1,845,000	2,047,950
United Rentals North America, Inc., 5.75%, 2018		525,000	551,250
United Rentals North America, Inc., 7.375%, 2020		250,000	269,375
United Rentals North America, Inc., 7.625%, 2022		1,028,000	1,117,950
United Rentals North America, Inc., 6.125%, 2023		100,000	100,500

			$16,493,092

Major Banks – 1.4%
Bank of America Corp., FRN, 5.2%, 2049		$1,710,000	$1,496,250
Barclays Bank PLC, 7.625%, 2022		1,905,000	1,888,331
Credit Suisse Group AG, 6.5%, 2023 (n)		813,000	823,163
JPMorgan Chase & Co., 6%, 2049		955,000	895,313
RBS Capital Trust A, FRN, 2.321%, 2049	EUR	50,000	$56,143
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (n)		$850,000	875,500
Royal Bank of Scotland Group PLC, 7.648% to 2031, FRN to 2049		3,580,000	3,669,500

			$9,704,200

Medical & Health Technology & Services – 5.2%
AmSurg Corp., 5.625%, 2020		$1,190,000	$1,190,000
Davita, Inc., 6.375%, 2018		3,205,000	3,365,250

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Medical & Health Technology & Services – continued
Davita, Inc., 6.625%, 2020	$1,930,000	$2,050,625
Davita, Inc., 5.75%, 2022	350,000	346,063
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	1,085,000	1,204,350
Fresenius Medical Care Capital Trust III, 5.625%, 2019 (n)	1,215,000	1,266,638
Fresenius Medical Care Capital Trust III, 5.875%, 2022 (n)	1,265,000	1,296,625
HCA, Inc., 8.5%, 2019	2,105,000	2,262,875
HCA, Inc., 6.5%, 2020	900,000	975,375
HCA, Inc., 7.25%, 2020	1,020,000	1,109,250
HCA, Inc., 7.5%, 2022	3,125,000	3,429,688
HCA, Inc., 5.875%, 2022	1,935,000	1,988,213
HCA, Inc., 4.75%, 2023	200,000	188,250
HCA, Inc., 5.875%, 2023	250,000	245,625
HealthSouth Corp., 8.125%, 2020	3,075,000	3,347,906
IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 2019	1,975,000	2,049,063
Kinetic Concepts, Inc., 12.5%, 2019	1,005,000	1,050,225
Tenet Healthcare Corp., 8%, 2020	2,500,000	2,650,000
Tenet Healthcare Corp., 4.5%, 2021	2,210,000	2,071,875
Tenet Healthcare Corp., 8.125%, 2022 (z)	745,000	777,594
Universal Health Services, Inc., 7%, 2018	1,480,000	1,565,100
Universal Health Services, Inc., 7.625%, 2020	2,505,000	2,586,413

		$37,017,003

Medical Equipment – 0.5%
Biomet, Inc., 6.5%, 2020	$845,000	$872,463
Physio-Control International, Inc., 9.875%, 2019 (n)	969,000	1,085,280
Teleflex, Inc., 6.875%, 2019	1,705,000	1,798,775

		$3,756,518

Metals & Mining – 3.0%
ArcelorMittal S.A., 6.75%, 2022	$630,000	$663,075
ArcelorMittal S.A., 7.25%, 2041	1,080,000	988,200
Arch Coal, Inc., 7.25%, 2020	1,185,000	894,675
Arch Coal, Inc., 7.25%, 2021	250,000	188,750
Century Aluminum Co., 7.5%, 2021 (n)	1,335,000	1,234,875
Commercial Metals Co., 4.875%, 2023	868,000	781,200
Consol Energy, Inc., 8%, 2017	1,900,000	2,018,750
Consol Energy, Inc., 8.25%, 2020	730,000	782,925
Consol Energy, Inc., 6.375%, 2021	150,000	153,750
First Quantum Minerals Ltd., 7.25%, 2019 (n)	2,456,000	2,308,640
FMG Resources, 6%, 2017 (n)	175,000	179,375
FMG Resources, 6.875%, 2022 (n)	500,000	500,000
Fortescue Metals Group Ltd., 8.25%, 2019 (n)	1,650,000	1,777,875
Peabody Energy Corp., 6%, 2018	1,225,000	1,221,938
Peabody Energy Corp., 6.5%, 2020	100,000	98,500
Peabody Energy Corp., 6.25%, 2021	725,000	703,250
Plains Exploration & Production Co., 6.125%, 2019	2,140,000	2,294,202

Issuer	Shares/Par	Value ($)

BONDS – continued
Metals & Mining – continued
Plains Exploration & Production Co., 6.5%, 2020	$730,000	$783,234
Plains Exploration & Production Co., 6.625%, 2021	500,000	536,365
Southern Copper Corp., 5.25%, 2042	785,000	633,093
Walter Energy, Inc., 9.5%, 2019 (z)	660,000	683,100
Walter Energy, Inc., 8.5%, 2021 (n)	2,095,000	1,749,325

		$21,175,097

Municipals – 0.1%
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 2023	$1,095,000	$1,033,319

Natural Gas – Distribution – 0.5%
AmeriGas Finance LLC, 6.75%, 2020	$2,480,000	$2,635,000
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 2021	1,040,000	1,037,400

		$3,672,400

Natural Gas – Pipeline – 3.3%
Access Midstream Partners Co., 5.875%, 2021	$645,000	$662,738
Access Midstream Partners Co., 4.875%, 2023	835,000	784,900
Atlas Pipeline Partners LP, 4.75%, 2021 (n)	660,000	596,475
Atlas Pipeline Partners LP, 5.875%, 2023 (n)	1,275,000	1,198,500
Crosstex Energy, Inc., 8.875%, 2018	3,225,000	3,426,563
El Paso Corp., 7%, 2017	1,395,000	1,555,806
El Paso Corp., 8.05%, 2030	1,010,000	1,041,058
El Paso Corp., 7.8%, 2031	200,000	203,409
El Paso Corp., 7.75%, 2032	3,270,000	3,342,875
Energy Transfer Equity LP, 7.5%, 2020	2,105,000	2,252,350
Enterprise Products Partners LP, 7.034% to 2018, FRN to 2068	678,000	754,275
Inergy Midstream LP, 6%, 2020 (n)	1,945,000	1,930,413
MarkWest Energy Partners LP, 6.75%, 2020	100,000	108,000
MarkWest Energy Partners LP, 5.5%, 2023	1,205,000	1,208,013
MarkWest Energy Partners LP, 4.5%, 2023	1,108,000	1,044,290
Sabine Pass Liquefaction, 5.625%, 2021 (n)	1,445,000	1,414,294
Sabine Pass Liquefaction, 5.625%, 2023 (n)	1,710,000	1,639,463
Summit Midstream Holdings LLC, 7.5%, 2021 (n)	570,000	588,525

		$23,751,947

Network & Telecom – 1.2%
Centurylink, Inc., 7.65%, 2042	$2,470,000	$2,198,300
Citizens Communications Co., 9%, 2031	1,240,000	1,215,200
Frontier Communications Corp., 8.125%, 2018	495,000	549,450

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

BONDS – continued
Network & Telecom – continued
TW Telecom Holdings, Inc., 5.375%, 2022		$1,295,000	$1,236,725
TW Telecom Holdings, Inc., 5.375%, 2022 (z)		600,000	573,000
Windstream Corp., 7.875%, 2017		200,000	223,000
Windstream Corp., 8.125%, 2018		365,000	392,375
Windstream Corp., 7.75%, 2020		935,000	965,388
Windstream Corp., 7.75%, 2021		1,040,000	1,073,800

			$8,427,238

Oil Services – 1.7%
Bristow Group, Inc., 6.25%, 2022		$2,035,000	$2,116,400
Dresser-Rand Group, Inc., 6.5%, 2021		915,000	969,900
Edgen Murray Corp., 8.75%, 2020 (n)		2,495,000	2,532,425
Pacific Drilling S.A., 5.375%, 2020 (n)		1,510,000	1,472,250
Shale-Inland Holdings LLC/Finance Co., 8.75%, 2019 (n)		2,640,000	2,587,200
Unit Corp., 6.625%, 2021		2,145,000	2,198,625

			$11,876,800

Other Banks & Diversified Financials – 1.9%
Ally Financial, Inc., 8.3%, 2015		$500,000	$538,750
Ally Financial, Inc., 0%, 2015		500,000	472,500
Ally Financial, Inc., 5.5%, 2017		3,170,000	3,326,804
Ally Financial, Inc., 6.25%, 2017		710,000	759,237
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)		2,447,000	3,077,103
LBG Capital No. 1 PLC, 7.875%, 2020 (n)		3,510,000	3,717,090
UBS AG, 7.625%, 2022		1,290,000	1,426,176

			$13,317,660

Pharmaceuticals – 0.8%
Capsugel FinanceCo. SCA, 9.875%, 2019 (n)	EUR	760,000	$1,146,405
Endo Health Solutions, Inc., 7.25%, 2022		$480,000	494,400
Valeant Pharmaceuticals International, Inc., 6.5%, 2016 (n)		250,000	258,750
Valeant Pharmaceuticals International, Inc., 6.75%, 2017 (n)		100,000	106,750
Valeant Pharmaceuticals International, Inc., 7%, 2020 (n)		1,955,000	2,072,300
Valeant Pharmaceuticals International, Inc., 7.25%, 2022 (n)		1,135,000	1,208,775
Vantage Point Imaging, 7.5%, 2021 (n)		320,000	344,800

			$5,632,180

Pollution Control – 0.2%
Heckmann Corp., 9.875%, 2018		$1,595,000	$1,618,925

Precious Metals & Minerals – 0.5%
Eldorado Gold Corp., 6.125%, 2020 (n)		$1,350,000	$1,302,750
IAMGOLD Corp., 6.75%, 2020 (n)		2,724,000	2,376,690

			$3,679,440

Printing & Publishing – 0.8%
American Media, Inc., 13.5%, 2018 (z)		$194,964	$204,712
Gannett Co., Inc., 6.375%, 2023 (z)		755,000	749,338

Issuer	Shares/Par	Value ($)

BONDS – continued
Printing & Publishing – continued
Gannett Co., Inc., 5.125%, 2020 (n)	$935,000	$916,300
Lamar Media Corp., 5%, 2023	830,000	769,825
Nielsen Finance LLC, 7.75%, 2018	1,640,000	1,783,500
Nielsen Finance LLC, 4.5%, 2020	1,565,000	1,506,313

		$5,929,988

Railroad & Shipping – 0.2%
Kansas City Southern de Mexico S.A. de C.V., 6.125%, 2021	$136,000	$153,680
Watco Cos. LLC, 6.375%, 2023 (n)	1,515,000	1,499,850

		$1,653,530

Real Estate – 1.5%
CNL Lifestyle Properties, Inc., REIT, 7.25%, 2019	$1,165,000	$1,194,125
DuPont Fabros Technology, Inc., REIT, 5.875%, 2021 (z)	1,900,000	1,900,000
ERP Properties, REIT, 7.75%, 2020	1,520,000	1,718,868
ERP Properties, REIT, 5.75%, 2022	1,300,000	1,311,643
Felcor Lodging LP, REIT, 5.625%, 2023	800,000	747,000
MPT Operating Partnership LP, REIT, 6.875%, 2021	2,340,000	2,462,850
MPT Operating Partnership LP, REIT, 6.375%, 2022	1,380,000	1,397,250

		$10,731,736

Retailers – 2.1%
Academy Ltd., 9.25%, 2019 (n)	$800,000	$892,000
Burlington Coat Factory Warehouse Corp., 10%, 2019	2,070,000	2,302,875
CST Brands, Inc., 5%, 2023 (n)	210,000	197,925
J. Crew Group, Inc., 8.125%, 2019	2,055,000	2,165,456
Jo-Ann Stores Holdings, Inc., 9.75%, 2019 (n)(p)	1,045,000	1,073,738
Limited Brands, Inc., 6.9%, 2017	1,485,000	1,678,050
Limited Brands, Inc., 7%, 2020	580,000	640,900
Limited Brands, Inc., 6.625%, 2021	175,000	189,219
Limited Brands, Inc., 6.95%, 2033	735,000	718,463
Pantry, Inc., 8.375%, 2020	635,000	669,925
Rite Aid Corp., 9.25%, 2020	2,395,000	2,718,325
Sally Beauty Holdings, Inc., 6.875%, 2019	585,000	640,575
Sally Beauty Holdings, Inc., 5.75%, 2022	150,000	150,375
Toys “R” Us Property Co. II LLC, 8.5%, 2017	604,000	632,690
William Carter Co., 5.25%, 2021 (n)	385,000	385,000
YCC Holdings LLC/Yankee Finance, Inc., 10.25%, 2016 (p)	265,000	271,625

		$15,327,141

Specialty Chemicals – 0.3%
Chemtura Corp., 5.75%, 2021	$1,090,000	$1,087,275
Koppers, Inc., 7.875%, 2019	1,265,000	1,369,363

		$2,456,638

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Specialty Stores – 0.3%
Michaels Stores, Inc., 11.375%, 2016	$499,000	$512,104
Michaels Stores, Inc., 7.75%, 2018	1,365,000	1,467,375

		$1,979,479

Telecommunications – Wireless – 4.4%
Clearwire Corp., 12%, 2015 (n)	$1,990,000	$2,082,038
Cricket Communications, Inc., 7.75%, 2020	1,315,000	1,489,238
Crown Castle International Corp., 7.125%, 2019	2,515,000	2,697,338
Crown Castle International Corp., 5.25%, 2023	1,125,000	1,035,000
Digicel Group Ltd., 8.25%, 2017 (n)	2,550,000	2,642,438
Digicel Group Ltd., 10.5%, 2018 (n)	710,000	766,800
Digicel Group Ltd., 8.25%, 2020 (n)	250,000	258,750
Eileme 2 AB, 11.625%, 2020 (n)	1,690,000	1,960,400
MetroPCS Wireless, Inc., 7.875%, 2018	1,325,000	1,432,656
MetroPCS Wireless, Inc., 6.625%, 2020	250,000	259,063
MetroPCS Wireless, Inc., 6.25%, 2021 (n)	1,360,000	1,366,800
Sprint Capital Corp., 6.9%, 2019	1,500,000	1,541,250
Sprint Capital Corp., 6.875%, 2028	1,615,000	1,441,388
Sprint Corp., 7.875%, 2023 (z)	750,000	765,000
Sprint Nextel Corp., 6%, 2016	1,245,000	1,319,700
Sprint Nextel Corp., 8.375%, 2017	1,750,000	1,977,500
Sprint Nextel Corp., 9%, 2018 (n)	250,000	293,125
Sprint Nextel Corp., 6%, 2022	1,985,000	1,826,200
Sprint Nextel Corp., 8.75%, 2032	500,000	508,125
T-Mobile USA, Inc., 5.25%, 2018 (z)	800,000	814,000
Wind Acquisition Finance S.A., 11.75%, 2017 (n)	1,055,000	1,120,938
Wind Acquisition Finance S.A., 12.25%, 2017 (p)(z)	1,425,000	1,369,366
Wind Acquisition Finance S.A., 7.25%, 2018 (n)	2,695,000	2,789,325

		$31,756,438

Telephone Services – 0.5%
Cogent Communications Group, Inc., 8.375%, 2018 (n)	$790,000	$861,100
Level 3 Financing, Inc., 9.375%, 2019	1,935,000	2,133,338
Level 3 Financing, Inc., 8.625%, 2020	460,000	502,550

		$3,496,988

Transportation – Services – 2.7%
Aguila American Resources Ltd., 7.875%, 2018 (n)	$1,955,000	$2,042,975
Avis Budget Car Rental LLC, 8.25%, 2019	1,805,000	1,958,425
Avis Budget Car Rental LLC, 9.75%, 2020	625,000	720,313
CEVA Group PLC, 8.375%, 2017 (n)	3,345,000	3,370,088
Navios Maritime Acquisition Corp., 8.625%, 2017	3,220,000	3,340,750
Navios Maritime Holdings, Inc., 8.875%, 2017	810,000	846,450
Navios South American Logistics, Inc., 9.25%, 2019	1,514,000	1,627,550

Issuer	Shares/Par	Value ($)

BONDS – continued
Transportation – Services – continued
Swift Services Holdings, Inc., 10%, 2018	$3,595,000	$3,990,450
Ultrapetrol (Bahamas) Ltd., 8.875%, 2021 (n)	964,000	1,017,020
Ultrapetrol (Bahamas) Ltd., 8.875%, 2021 (z)	206,000	217,330

		$19,131,351

Utilities – Electric Power – 3.2%
AES Corp., 7.75%, 2015	$99,000	$109,890
AES Corp., 8%, 2017	148,000	170,200
AES Corp., 7.375%, 2021	1,190,000	1,309,000
AES Corp., 4.875%, 2023	180,000	168,300
Calpine Corp., 7.875%, 2020 (n)	2,045,000	2,203,488
Calpine Corp., 7.5%, 2021 (n)	675,000	717,188
CMS Energy Corp., 8.75%, 2019	150,000	192,693
Covanta Holding Corp., 7.25%, 2020	1,100,000	1,179,530
EDP Finance B.V., 6%, 2018 (n)	1,675,000	1,733,625
Energy Future Holdings Corp., 10%, 2020 (n)	2,307,000	2,422,350
Energy Future Holdings Corp., 10%, 2020	5,433,000	5,725,024
Energy Future Holdings Corp., 12.25%, 2022 (n)	1,265,000	1,423,125
InterGen N.V., 7%, 2023 (n)	1,255,000	1,255,000
NRG Energy, Inc., 7.625%, 2018	250,000	276,875
NRG Energy, Inc., 8.25%, 2020	1,645,000	1,805,388
NRG Energy, Inc., 7.875%, 2021	150,000	160,500
NRG Energy, Inc., 6.625%, 2023	570,000	558,600
Texas Competitive Electric Holdings Co. LLC, 11.5%, 2020 (n)	1,810,000	1,251,163

		$22,661,939

Total Bonds		$660,919,672

FLOATING RATE LOANS (g)(r) – 2.2%
Aerospace – 0.2%
TransDigm, Inc., Term Loan C, 3.75%, 2020	$1,165,112	$1,159,723

Conglomerates – 0.2%
Silver II U.S. Holdings LLC, Term Loan, 4%, 2019	$1,154,274	$1,144,495

Consumer Services – 0.1%
Realogy Corp., Term Loan, 4.5%, 2020	$761,173	$764,661

Energy – Independent – 0.2%
MEG Energy Corp., Term Loan, 3.75%, 2020	$1,113,895	$1,117,376

Entertainment – 0.1%
Cedar Fair LP, Term Loan B, 3.25%, 2020	$987,821	$989,056

Food & Beverages – 0.3%
Aramark Corp., Term Loan D, 4%, 2019	$1,174,389	$1,176,225
H.J. Heinz Co., Term Loan B2, 3.5%, 2020	668,959	670,799

		$1,847,024

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

FLOATING RATE LOANS (g)(r) – continued
Gaming & Lodging – 0.1%
Hilton Worldwide Finance LLC, Term Loan B2, 2020 (o)	$968,973	$966,954

Retailers – 0.2%
Rite Aid Corp., Term Loan, 4.87%, 2021	$428,335	$429,004
Toys “R” Us Property Co. I LLC, Term Loan B, 6%, 2019	1,273,761	1,254,123

		$1,683,127

Transportation – Services – 0.5%
Commercial Barge Line Co., Term Loan, 7.5%, 2019	$3,683,820	$3,564,096

Utilities – Electric Power – 0.3%
Calpine Construction Finance Co., Term Loan B1, 3%, 2020	$2,343,681	$2,293,390

Total Floating Rate Loans		$15,529,902

PREFERRED STOCKS – 0.3%
Other Banks & Diversified Financials – 0.3%
Ally Financial, Inc., 7% (z)	874	$835,107
GMAC Capital Trust I, 8.125%	48,300	1,292,025

Total Preferred Stocks		$2,127,132

Issuer	Shares/Par	Value ($)

CONVERTIBLE BONDS – 0.1%
Network & Telecom – 0.1%
Nortel Networks Corp., 2.125%, 2014 (a)(d)	$1,225,000	$1,214,281

COMMON STOCKS – 0.1%
Automotive – 0.0%
Accuride Corp. (a)	42,065	$216,214

Printing & Publishing – 0.1%
American Media Operations, Inc. (a)	49,961	$248,806

Total Common Stocks		$465,020

MONEY MARKET FUNDS – 4.3%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	30,733,723	$30,733,723

Total Investments		$710,989,730

OTHER ASSETS, LESS LIABILITIES – 0.4%		2,901,913

Net Assets – 100.0%		$713,891,643

(a)	Non-income producing security.

(d)	In default. Interest and/or scheduled principal payment(s) have been missed.

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $202,323,492, representing 28.3% of net assets.

(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown, if any, represents the weighted average coupon rate for settled amounts.

(p)	Payment-in-kind security.

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
ADT Corp., 6.25%, 2021	9/24/13	$1,310,000	$1,329,650
Activision Blizzard, Inc., 6.125%, 2023	9/12/13-9/30/13	734,450	733,650
Allegion U.S. Holding Co., Inc., 5.75%, 2021	9/27/13-9/30/13	1,235,738	1,234,188
Ally Financial, Inc., 7% (Preferred Stock)	4/13/11-4/14/11	819,375	835,107
American Media, Inc., 13.5%, 2018	12/22/10	197,252	204,712
Arbor Realty Mortgage Securities, CDO, FRN, 2.566%, 2038	12/20/05	1,136,457	727,332
Bombardier, Inc., 6.125%, 2023	9/20/13-9/24/13	1,533,564	1,505,000
CEMEX S.A.B. de C.V., 7.25%, 2021	9/25/13-9/26/13	1,276,568	1,265,828
CWCapital Cobalt Ltd., CDO, 6.23%, 2045	3/20/06-8/16/13	2,232,433	25
CWCapital Cobalt Ltd., CDO, “F”, FRN, 1.564%, 2050	4/12/06	1,064,838	2,662

9

Portfolio of Investments (unaudited) – continued

Restricted Securities – continued	Acquisition Date	Cost	Value
DuPont Fabros Technology, Inc., REIT, 5.875%, 2021	9/12/13-9/18/13	$1,899,863	$1,900,000
Energy XXI Gulf Coast, Inc., 7.5%, 2021	9/23/13	1,520,000	1,501,000
First Data Corp., 10.625%, 2021	8/07/13	804,821	806,925
G-Force LLC, CDO, “A2”, 4.83%, 2036	1/20/11-2/14/11	158,148	162,469
Gannett Co., Inc., 6.375%, 2023	9/26/13	748,099	749,338
HD Supply, Inc., 7.5%, 2020	9/30/13	665,600	663,200
Hilton Worldwide Finance Co., 5.625%, 2021	9/20/13-9/25/13	1,421,681	1,413,525
Howard Hughes Corp., 6.875%, 2021	9/27/13	530,000	532,650
LBI Media, Inc., 13.5% to 2015, 11.5% to 2020	12/26/12-5/15/13	463,995	427,946
MEG Energy Corp., 7%, 2024	9/26/13	900,000	905,625
Nara Cable Funding Ltd., 8.875%, 2018	7/17/13	385,310	379,800
Oasis Petroleum, Inc., 6.875%, 2022	9/10/13	1,055,000	1,113,025
Playa Resorts Holdings B.V., 8%, 2020	8/05/13	172,000	181,460
SIRIUS XM Radio, Inc., 5.875%, 2020	9/19/13	255,000	257,231
Sinclair Broadcast Group, Inc., 6.375%, 2021	9/26/13	755,000	758,775
Sprint Corp., 7.875%, 2023	9/04/13	750,000	765,000
T-Mobile USA, Inc., 5.25%, 2018	8/14/13	800,000	814,000
TW Telecom Holdings, Inc., 5.375%, 2022	8/12/13	577,687	573,000
Tenet Healthcare Corp., 8.125%, 2022	9/13/13	745,000	777,594
Ultrapetrol (Bahamas) Ltd., 8.875%, 2021	9/23/13	215,270	217,330
Walter Energy, Inc., 9.5%, 2019	9/19/13-9/20/13	672,253	683,100
Wind Acquisition Finance S.A., 12.25%, 2017	9/23/13-9/30/13	1,419,092	1,369,366
Total Restricted Securities			$24,790,513
% of Net assets			3.5%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

Derivative Contracts at 9/30/13

Forward Foreign Currency Exchange Contracts at 9/30/13

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	EUR	Citibank N.A.	2,412,207	10/18/13	$3,216,174	$3,263,484	$47,310
BUY	EUR	Deutsche Bank AG	272,882	10/18/13	363,719	369,183	5,464
BUY	EUR	UBS AG	832,615	10/18/13	1,105,860	1,126,448	20,588

							$73,362

10

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 9/30/13 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
SELL	EUR	Citibank N.A.	2,334,019	10/18/13	$3,112,910	$3,157,704	$(44,794)
SELL	EUR	Deutsche Bank AG	4,790,400	10/18/13	6,143,256	6,480,950	(337,694)
SELL	EUR	JPMorgan Chase Bank N.A.	4,790,400	10/18/13	6,143,745	6,480,950	(337,205)

							$(719,693)

Swap Agreements at 9/30/13

Expiration	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Credit Default Swap Agreements
12/20/17	USD	4,800,000	Goldman Sachs International (a)	5.00% (fixed rate)	(1)	$346,709

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by a reference obligation specified in the CDX.NA.HY.19 Index, a B+ rated credit default index. The fund entered into the contract to manage market/sector exposure.

(a)	Net unamortized premiums paid by the fund amounted to $181,845.

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap agreement, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 International Swaps and Derivatives Association (ISDA) Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

11

Supplemental Information

9/30/13 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts and swap agreements.

12

Supplemental Information (unaudited) – continued

The following is a summary of the levels used as of September 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$1,508,239	$835,107	$248,806	$2,592,152
Non-U.S. Sovereign Debt	—	2,073,973	—	2,073,973
Municipal Bonds	—	1,033,319	—	1,033,319
U.S. Corporate Bonds	—	535,418,078	—	535,418,078
Commercial Mortgage-Backed Securities	—	1,758,633	—	1,758,633
Asset-Backed Securities (including CDOs)	—	955,154	—	955,154
Foreign Bonds	—	120,894,796	—	120,894,796
Floating Rate Loans	—	15,529,902	—	15,529,902
Mutual Funds	30,733,723	—	—	30,733,723
Total Investments	$32,241,962	$678,498,962	$248,806	$710,989,730

Other Financial Instruments
Swap Agreements	$—	$346,709	$—	$346,709
Forward Foreign Currency Exchange Contracts	—	(646,331)	—	(646,331)

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 12/31/12	$148,986
Realized gain (loss)	(19,620)
Change in unrealized appreciation (depreciation)	(192,837)
Purchases	346,004
Sales	(33,727)
Balance as of 9/30/13	$248,806

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at September 30, 2013 is $(219,345).

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$714,776,794
Gross unrealized appreciation	16,536,225
Gross unrealized depreciation	(20,323,289)
Net unrealized appreciation (depreciation)	$(3,787,064)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	13,317,185	126,325,097	(108,908,559)	30,733,723

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$9,148	$30,733,723

13

QUARTERLY REPORT

September 30, 2013

MFS® BOND PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

9/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

BONDS – 92.4%
Aerospace – 0.3%
BE Aerospace, Inc., 5.25%, 2022	$773,000	$767,203

Airlines – 0.1%
Continental Airlines, Inc., 7.25%, 2021	$319,259	$360,763

Apparel Manufacturers – 0.7%
PVH Corp., 7.375%, 2020	$1,702,000	$1,855,180
PVH Corp., 4.5%, 2022	190,000	179,550

		$2,034,730

Asset-Backed & Securitized – 1.2%
Anthracite Ltd., “A”, CDO, FRN, 0.539%, 2019 (z)	$73,969	$73,604
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.779%, 2040 (z)	292,862	140,790
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (n)	174,715	179,136
Commercial Mortgage Acceptance Corp., FRN, 2.136%, 2030 (i)	288,372	14,144
Falcon Franchise Loan LLC, FRN, 12.21%, 2025 (i)(z)	192,158	28,824
G-Force LLC, CDO, “A2”, 4.83%, 2036 (z)	101,032	100,931
GMAC LLC, FRN, 8.34%, 2034 (d)(n)(q)	524,035	379,913
Greenwich Capital Commercial Funding Corp., FRN, 6.056%, 2038	350,000	382,611
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 6.002%, 2049	1,195,039	1,344,119
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.619%, 2042 (n)	765,072	165,721
KKR Financial CLO Ltd., “C”, FRN, 1.714%, 2021 (n)	505,395	479,741
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 1.249%, 2030 (i)	348,574	10,026
Morgan Stanley Capital I, Inc., FRN, 1.113%, 2030 (i)(n)	1,191,463	36,237
Spirit Master Funding LLC, 5.05%, 2023 (z)	280,648	283,454

		$3,619,251

Automotive – 5.3%
American Honda Finance Corp., 2.125%, 2017 (n)	$1,672,000	$1,693,216
Delphi Corp., 6.125%, 2021	1,271,000	1,388,568
Ford Motor Credit Co. LLC, 4.207%, 2016	560,000	593,462
Ford Motor Credit Co. LLC, 3.984%, 2016	638,000	674,135
General Motors Financial Co., 2.75%, 2016 (z)	170,000	169,575
Harley Davidson Financial Services, 1.15%, 2015 (n)	607,000	607,880
Harley-Davidson Financial Services, 3.875%, 2016 (n)	1,061,000	1,128,683
Harley-Davidson Financial Services, 2.7%, 2017 (n)	942,000	956,648

Issuer	Shares/Par	Value ($)

BONDS – continued
Automotive – continued
Lear Corp., 8.125%, 2020	$1,898,000	$2,078,310
Lear Corp., 4.75%, 2023 (n)	75,000	69,563
Nissan Motor Acceptance Corp., 1.95%, 2017 (n)	908,000	902,882
TRW Automotive, Inc., 4.5%, 2021 (n)	940,000	944,700
TRW Automotive, Inc., 7.25%, 2017 (n)	1,613,000	1,846,885
Volkswagen International Finance N.V., 1.15%, 2015 (n)	1,895,000	1,904,513
Volkswagen International Finance N.V., 2.375%, 2017 (n)	500,000	512,497

		$15,471,517

Biotechnology – 1.2%
Life Technologies Corp., 6%, 2020	$2,997,000	$3,374,871

Broadcasting – 2.9%
CBS Corp., 8.875%, 2019	$760,000	$971,539
CBS Corp., 5.75%, 2020	440,000	491,452
Discovery Communications, Inc., 4.875%, 2043	584,000	538,859
Myriad International Holdings B.V., 6.375%, 2017 (n)	411,000	445,935
Myriad International Holdings B.V., 6%, 2020 (n)	1,000,000	1,050,000
News America, Inc., 8.5%, 2025	770,000	969,723
Omnicom Group, Inc., 3.625%, 2022	1,283,000	1,230,538
SES S.A., 3.6%, 2023 (n)	585,000	550,274
SIRIUS XM Radio, Inc., 5.875%, 2020 (z)	25,000	25,219
SIRIUS XM Radio, Inc., 5.75%, 2021 (n)	1,375,000	1,368,125
WPP Finance, 8%, 2014	366,000	390,153
WPP Finance, 3.625%, 2022	404,000	383,453

		$8,415,270

Brokerage & Asset Managers – 0.4%
Franklin Resources, Inc., 1.375%, 2017	$374,000	$367,408
TD Ameritrade Holding Co., 4.15%, 2014	855,000	889,710

		$1,257,118

Building – 1.3%
Mohawk Industries, Inc., 6.375%, 2016	$2,090,000	$2,299,000
Mohawk Industries, Inc., 3.85%, 2023	999,000	950,865
Owens Corning, Inc., 6.5%, 2016	451,000	503,389

		$3,753,254

Business Services – 1.1%
Fidelity National Information Services, Inc., 2%, 2018	$135,000	$131,502
Fidelity National Information Services, Inc., 5%, 2022	1,270,000	1,288,415
Fidelity National Information Services, Inc., 3.5%, 2023	416,000	374,203
Tencent Holdings Ltd., 3.375%, 2018 (n)	1,273,000	1,287,888

		$3,082,008

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Cable TV – 3.1%
CCO Holdings LLC, 5.25%, 2022	$1,894,000	$1,751,950
Comcast Corp., 4.65%, 2042	628,000	597,186
Cox Communications, Inc., 6.25%, 2018 (n)	261,000	293,523
DIRECTV Holdings LLC, 5.875%, 2019	490,000	547,117
DIRECTV Holdings LLC, 6.375%, 2041	690,000	681,419
DIRECTV Holdings LLC, 5.15%, 2042	750,000	638,090
Lynx I Corp., 5.375%, 2021 (n)	275,000	268,125
NBCUniversal Enterprise, Inc., 1.974%, 2019 (n)	578,000	561,220
Time Warner Cable, Inc., 8.25%, 2019	850,000	983,962
Time Warner Cable, Inc., 5%, 2020	354,000	358,432
Time Warner Cable, Inc., 4.5%, 2042	1,002,000	732,624
Time Warner Entertainment Co. LP, 8.375%, 2033	266,000	289,986
Videotron Ltee, 5%, 2022	1,555,000	1,477,250

		$9,180,884

Chemicals – 1.8%
Celanese U.S. Holdings LLC, 4.625%, 2022	$578,000	$553,435
CF Industries, Inc., 3.45%, 2023	62,000	57,461
Dow Chemical Co., 8.55%, 2019	936,000	1,193,750
LyondellBasell Industries N.V., 5%, 2019	1,614,000	1,776,604
LyondellBasell Industries N.V., 6%, 2021	1,256,000	1,433,510
NOVA Chemicals Corp., 5.25%, 2023 (n)	326,000	326,815

		$5,341,575

Computer Software – 0.0%
Seagate Technology HDD Holdings, 6.8%, 2016	$27,000	$30,510
Verisign, Inc., 4.625%, 2023 (n)	30,000	28,200

		$58,710

Conglomerates – 0.6%
Ingersoll-Rand Global Holding Co., Ltd., 5.75%, 2043 (n)	$567,000	$583,203
Roper Industries, Inc., 1.85%, 2017	1,171,000	1,165,938

		$1,749,141

Consumer Products – 1.0%
Mattel, Inc., 1.7%, 2018	$393,000	$385,866
Mattel, Inc., 5.45%, 2041	630,000	637,004
Newell Rubbermaid, Inc., 2.05%, 2017	589,000	582,497
Newell Rubbermaid, Inc., 4.7%, 2020	501,000	533,703
Tupperware Brands Corp., 4.75%, 2021	847,000	859,292

		$2,998,362

Consumer Services – 1.0%
ADT Corp., 4.125%, 2023	$1,695,000	$1,512,384
Experian Finance PLC, 2.375%, 2017 (n)	807,000	800,912
Service Corp. International, 7%, 2019	450,000	479,250
Service Corp. International, 5.375%, 2022 (n)	170,000	162,138

		$2,954,684

Issuer	Shares/Par	Value ($)

BONDS – continued
Containers – 0.9%
Ball Corp., 5%, 2022	$576,000	$558,720
Ball Corp., 4%, 2023	430,000	385,925
Crown Americas LLC, 4.5%, 2023 (n)	1,945,000	1,779,675

		$2,724,320

Defense Electronics – 0.5%
BAE Systems Holdings, Inc., 6.375%, 2019 (n)	$1,358,000	$1,561,394

Electronics – 0.5%
Flextronics International Ltd., 4.625%, 2020	$522,000	$506,340
Jabil Circuit, Inc., 4.7%, 2022	399,000	382,043
Tyco Electronics Group S.A., 6.55%, 2017	360,000	415,104
Tyco Electronics Group S.A., 3.5%, 2022	252,000	241,972

		$1,545,459

Emerging Market Quasi-Sovereign – 1.1%
CNPC General Capital Ltd., 2.75%, 2017 (z)	$1,559,000	$1,581,694
Gaz Capital S.A., 8.125%, 2014 (n)	409,000	432,436
Rosneft, 3.149%, 2017 (n)	533,000	533,000
Rosneft, 4.199%, 2022 (n)	885,000	816,410

		$3,363,540

Energy – Independent – 3.9%
Anadarko Petroleum Corp., 6.375%, 2017	$1,337,000	$1,554,232
Concho Resources, Inc., 5.5%, 2023	1,203,000	1,187,963
Continental Resources, Inc., 4.5%, 2023	492,000	482,775
EQT Corp., 4.875%, 2021	253,000	261,165
Hess Corp., 8.125%, 2019	440,000	547,538
Noble Energy, Inc., 4.15%, 2021	1,920,000	1,998,862
Pioneer Natural Resources Co., 6.65%, 2017	1,100,000	1,268,108
Pioneer Natural Resources Co., 7.5%, 2020	1,518,000	1,860,860
Southwestern Energy Co., 7.5%, 2018	1,851,000	2,199,869

		$11,361,372

Energy – Integrated – 1.0%
LUKOIL International Finance B.V., 3.416%, 2018 (n)	$713,000	$708,544
LUKOIL International Finance B.V., 4.563%, 2023 (n)	964,000	896,761
Murphy Oil Corp., 2.5%, 2017	1,309,000	1,299,266
Pacific Rubiales Energy Corp., 5.125%, 2023 (n)	100,000	89,625

		$2,994,196

Entertainment – 0.3%
Viacom, Inc., 3.5%, 2017	$800,000	$841,702

Financial Institutions – 4.2%
CIT Group, Inc., 4.25%, 2017	$353,000	$359,619
CIT Group, Inc., 5.25%, 2018	365,000	382,338
CIT Group, Inc., 6.625%, 2018 (n)	1,900,000	2,090,000
CIT Group, Inc., 5.5%, 2019 (n)	781,000	820,050
General Electric Capital Corp., 1.6%, 2017	883,000	877,403

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Financial Institutions – continued
General Electric Capital Corp., 5.5%, 2020	$1,470,000	$1,666,052
General Electric Capital Corp., 3.15%, 2022	1,000,000	945,541
International Lease Finance Corp., 7.125%, 2018 (n)	570,000	636,975
International Lease Finance Corp., 6.25%, 2019	1,147,000	1,204,350
International Lease Finance Corp., 5.875%, 2022	1,000,000	985,000
SLM Corp., 6.25%, 2016	727,000	774,255
SLM Corp., 6%, 2017	1,147,000	1,215,820
SLM Corp., 8%, 2020	468,000	505,440

		$12,462,843

Food & Beverages – 4.7%
Anheuser-Busch InBev S.A., 7.75%, 2019	$610,000	$767,559
BFF International Ltd., 7.25%, 2020	1,634,000	1,797,400
Constellation Brands, Inc., 7.25%, 2016	1,119,000	1,272,863
Grupo Bimbo S.A.B. de C.V., 4.5%, 2022 (n)	1,517,000	1,520,331
Heineken N.V., 1.4%, 2017 (n)	114,000	112,078
J.M. Smucker Co., 3.5%, 2021	880,000	872,855
Pernod Ricard S.A., 5.75%, 2021 (n)	831,000	926,984
SABMiller Holdings, Inc., 3.75%, 2022 (n)	1,341,000	1,351,677
Smithfield Foods, Inc., 7.75%, 2017	1,370,000	1,558,375
Smithfield Foods, Inc., 6.625%, 2022	348,000	358,875
Tyson Foods, Inc., 6.6%, 2016	2,229,000	2,499,075
Tyson Foods, Inc., 4.5%, 2022	598,000	620,677

		$13,658,749

Food & Drug Stores – 1.1%
CVS Caremark Corp., 3.25%, 2015	$296,000	$307,955
CVS Caremark Corp., 5.75%, 2017	324,000	370,506
CVS Caremark Corp., 2.75%, 2022	500,000	461,991
CVS Caremark Corp., 5.75%, 2041	1,465,000	1,607,017
Walgreen Co., 1.8%, 2017	616,000	618,116

		$3,365,585

Forest & Paper Products – 1.5%
Fibria Overseas Finance Ltd., 7.5%, 2020 (n)	$1,703,000	$1,830,725
Georgia-Pacific LLC, 5.4%, 2020 (n)	806,000	901,934
International Paper Co., 6%, 2041	860,000	919,125
Packaging Corp. of America, 3.9%, 2022	712,000	684,604

		$4,336,388

Gaming & Lodging – 1.0%
Carnival Corp., 1.875%, 2017	$435,000	$426,099
Host Hotels & Resorts, Inc., REIT, 6.75%, 2016	300,000	304,351
Host Hotels & Resorts, Inc., REIT, 4.75%, 2023	157,000	157,728
Wyndham Worldwide Corp., 2.5%, 2018	811,000	802,967
Wyndham Worldwide Corp., 4.25%, 2022	1,227,000	1,208,439

		$2,899,584

Issuer	Shares/Par	Value ($)

BONDS – continued
Insurance – 1.9%
American International Group, Inc., 3.8%, 2017	$937,000	$996,510
American International Group, Inc., 6.4%, 2020	1,200,000	1,414,096
MetLife, Inc., 1.756%, 2017	397,000	394,066
Prudential Financial, Inc., 4.75%, 2015	631,000	677,031
Unum Group, 7.125%, 2016	500,000	571,797
UnumProvident Corp., 6.85%, 2015 (n)	1,340,000	1,487,454

		$5,540,954

Insurance – Health – 1.4%
CIGNA Corp., 2.75%, 2016	$1,400,000	$1,454,216
CIGNA Corp., 5.375%, 2042	700,000	734,652
Humana, Inc., 7.2%, 2018	1,157,000	1,385,893
Wellpoint, Inc., 1.875%, 2018	618,000	612,586

		$4,187,347

Insurance – Property & Casualty – 2.8%
AXIS Capital Holdings Ltd., 5.75%, 2014	$855,000	$902,013
AXIS Capital Holdings Ltd., 5.875%, 2020	190,000	210,556
Chubb Corp., 6.375% to 2017, FRN to 2067	279,000	299,228
CNA Financial Corp., 5.875%, 2020	1,570,000	1,810,552
Marsh & McLennan Cos., Inc., 2.55%, 2018	678,000	681,486
Marsh & McLennan Cos., Inc., 4.8%, 2021	900,000	972,719
Swiss Re Ltd., 4.25%, 2042 (n)	468,000	409,078
XL Group PLC, 5.75%, 2021	1,110,000	1,263,993
XL Group PLC, 6.5% to 2017, FRN to 2049	663,000	634,820
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2067 (n)	896,000	938,560

		$8,123,005

International Market Quasi-Sovereign – 0.2%
Israel Electric Corp. Ltd., 6.875%, 2023 (n)	$542,000	$565,035

Machinery & Tools – 0.9%
Case New Holland, Inc., 7.875%, 2017	$1,989,000	$2,312,213
CNH Capital LLC, 3.625%, 2018	380,000	378,100

		$2,690,313

Major Banks – 6.0%
Bank of America Corp., 2%, 2018	$1,500,000	$1,475,177
Bank of America Corp., 5.65%, 2018	580,000	654,544
Bank of America Corp., 7.625%, 2019	500,000	613,132
Bank of America Corp., 5.625%, 2020	185,000	207,278
Bank of America Corp., FRN, 5.2%, 2049	637,000	557,375
Goldman Sachs Group, Inc., 5.625%, 2017	1,123,000	1,237,035
ING Bank N.V., 5.8%, 2023 (n)	1,192,000	1,208,449
JPMorgan Chase & Co., 4.25%, 2020	893,000	936,287
JPMorgan Chase & Co., 4.5%, 2022	1,500,000	1,564,653
JPMorgan Chase & Co., 3.25%, 2022	904,000	852,827
Merrill Lynch & Co., Inc., 6.05%, 2016	349,000	384,381
Morgan Stanley, 1.75%, 2016	409,000	410,972

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Major Banks – continued
Morgan Stanley, 5.75%, 2016	$906,000	$1,006,509
Morgan Stanley, 5.5%, 2021	1,245,000	1,361,635
PNC Funding Corp., 5.625%, 2017	1,095,000	1,220,660
Regions Financial Corp., 2%, 2018	1,460,000	1,417,159
Royal Bank of Scotland PLC, 2.55%, 2015	1,054,000	1,076,619
Wachovia Corp., 6.605%, 2025	1,270,000	1,508,267

		$17,692,959

Medical & Health Technology & Services – 2.6%
Davita, Inc., 6.625%, 2020	$2,018,000	$2,144,125
Davita, Inc., 5.75%, 2022	352,000	348,040
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	1,775,000	1,970,250
Fresenius Medical Care US Finance II, Inc., 6.5%, 2018 (n)	734,000	805,565
HCA, Inc., 4.75%, 2023	1,409,000	1,326,221
McKesson Corp., 5.7%, 2017	770,000	873,296
McKesson Corp., 7.5%, 2019	120,000	149,001
McKesson Corp., 2.7%, 2022	158,000	147,684

		$7,764,182

Metals & Mining – 2.9%
Barrick North America Finance LLC, 5.75%, 2043	$1,013,000	$849,994
BHP Billiton Financial (USA) Ltd., 5%, 2043	1,065,000	1,084,691
Plains Exploration & Production Co., 6.875%, 2023	1,900,000	2,037,750
Rio Tinto Finance (USA) PLC, 2.25%, 2018	527,000	519,605
Rio Tinto Finance (USA) PLC, 3.5%, 2022	351,000	339,297
Southern Copper Corp., 6.75%, 2040	2,181,000	2,122,756
Vale Overseas Ltd., 5.625%, 2019	1,501,000	1,629,841

		$8,583,934

Mortgage-Backed – 0.0%
Fannie Mae, 7.5%, 2030 - 2031	$53,803	$62,775

		$62,775

Natural Gas – Distribution – 0.8%
AmeriGas Finance LLC, 7%, 2022	$1,448,000	$1,505,920
ONEOK, Inc., 4.25%, 2022	1,000,000	935,277

		$2,441,197

Natural Gas – Pipeline – 4.6%
El Paso Pipeline Partners LP, 6.5%, 2020	$940,000	$1,080,932
El Paso Pipeline Partners LP, 5%, 2021	311,000	330,121
El Paso Pipeline Partners LP, 4.7%, 2042	700,000	608,075
Energy Transfer Partners LP, 8.5%, 2014	1,004,000	1,042,649
Energy Transfer Partners LP, 9.7%, 2019	213,000	272,403
Energy Transfer Partners LP, 5.15%, 2043	1,112,000	993,133
Enterprise Products Partners LP, 6.3%, 2017	540,000	624,653
Enterprise Products Partners LP, 4.45%, 2043	473,000	418,440
Enterprise Products Partners LP, 7.034% to 2018, FRN to 2068	267,000	297,038

Issuer	Shares/Par	Value ($)

BONDS – continued
Natural Gas – Pipeline – continued
Kinder Morgan Energy Partners LP, 5.125%, 2014	$410,000	$429,554
Kinder Morgan Energy Partners LP, 6.85%, 2020	370,000	438,150
Kinder Morgan Energy Partners LP, 7.4%, 2031	581,000	684,139
Kinder Morgan Energy Partners LP, 5%, 2042	470,000	427,224
MarkWest Energy Partners LP, 4.5%, 2023	1,121,000	1,056,543
NiSource Finance Corp., 3.85%, 2023	1,106,000	1,080,656
NiSource Finance Corp., 4.8%, 2044	761,000	681,516
ONEOK Partners LP, 2%, 2017	447,000	443,775
Plains All American Pipeline, LP, 3.95%, 2015	1,290,000	1,365,502
Spectra Energy Capital LLC, 8%, 2019	942,000	1,145,575
Williams Cos., Inc., 3.7%, 2023	209,000	188,756

		$13,608,834

Network & Telecom – 2.1%
AT&T, Inc., 1.4%, 2017	$1,463,000	$1,428,131
CenturyLink, Inc., 7.6%, 2039	1,563,000	1,394,978
Verizon Communications, Inc., 3.65%, 2018	1,078,000	1,135,881
Verizon Communications, Inc., 4.5%, 2020	1,471,000	1,564,358
Verizon Communications, Inc., 6%, 2041	690,000	726,295

		$6,249,643

Oils – 0.3%
Tesoro Corp., 5.375%, 2022	$779,000	$743,945

Other Banks & Diversified Financials – 3.4%
American Express Co., 2.65%, 2022	$368,000	$337,995
American Express Credit Corp., 2.375%, 2017	745,000	768,792
BB&T Corp., 3.95%, 2016	500,000	534,935
Capital One Bank (USA) N.A., 3.375%, 2023	1,200,000	1,122,418
Capital One Financial Corp., 2.15%, 2015	700,000	711,274
Citigroup, Inc., 1.25%, 2016	676,000	675,484
Citigroup, Inc., 1.75%, 2018	1,234,000	1,196,821
Discover Bank, 7%, 2020	2,197,000	2,588,200
Fifth Third Bancorp, 3.5%, 2022	673,000	664,876
Swedbank AB, 2.125%, 2017 (n)	1,238,000	1,248,194

		$9,848,989

Personal Computers & Peripherals – 0.4%
Equifax, Inc., 3.3%, 2022	$849,000	$796,275
Motorola Solutions, Inc., 3.5%, 2023	327,000	305,298

		$1,101,573

Pharmaceuticals – 2.1%
Celgene Corp., 2.45%, 2015	$606,000	$623,956
Celgene Corp., 1.9%, 2017	1,583,000	1,588,308
Hospira, Inc., 6.05%, 2017	906,000	993,883
Hospira, Inc., 5.2%, 2020	360,000	366,262

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Pharmaceuticals – continued
Mylan, Inc., 3.125%, 2023 (n)	$500,000	$454,781
Valeant Pharmaceuticals International, Inc., 7.25%, 2022 (n)	1,013,000	1,078,845
Watson Pharmaceuticals, Inc., 1.875%, 2017	320,000	317,989
Watson Pharmaceuticals, Inc., 3.25%, 2022	414,000	388,130
Watson Pharmaceuticals, Inc., 4.625%, 2042	347,000	308,196

		$6,120,350

Pollution Control – 0.4%
Republic Services, Inc., 5.25%, 2021	$1,160,000	$1,272,471

Printing & Publishing – 1.8%
Gannett Co., Inc., 5.125%, 2019 (z)	$655,000	$650,088
Moody’s Corp., 4.5%, 2022	2,606,000	2,602,641
Pearson Funding Four PLC, 3.75%, 2022 (n)	693,000	669,832
Pearson PLC, 4%, 2016 (n)	1,320,000	1,401,934

		$5,324,495

Railroad & Shipping – 0.5%
Canadian Pacific Railway Co., 7.25%, 2019	$424,000	$519,941
Canadian Pacific Railway Co., 4.5%, 2022	400,000	421,252
CSX Corp., 7.375%, 2019	365,000	448,322

		$1,389,515

Real Estate – 2.7%
Boston Properties LP, REIT, 3.7%, 2018	$754,000	$792,408
Boston Properties LP, REIT, 3.85%, 2023	1,131,000	1,101,747
ERP Operating LP, REIT, 4.625%, 2021	670,000	707,273
HCP, Inc., REIT, 5.375%, 2021	1,238,000	1,347,012
Simon Property Group, Inc., REIT, 5.75%, 2015	440,000	481,422
Simon Property Group, Inc., REIT, 1.5%, 2018 (n)	503,000	490,376
Simon Property Group, Inc., REIT, 10.35%, 2019	1,026,000	1,395,500
Ventas Realty LP, REIT, 4%, 2019	343,000	359,776
WEA Finance LLC, 6.75%, 2019 (n)	1,044,000	1,241,331

		$7,916,845

Retailers – 2.7%
Dollar General Corp., 4.125%, 2017	$2,144,000	$2,278,562
Gap, Inc., 5.95%, 2021	2,613,000	2,895,217
Home Depot, Inc., 4.875%, 2044	641,000	646,357
Limited Brands, Inc., 7%, 2020	1,441,000	1,592,305
Limited Brands, Inc., 5.625%, 2022	479,000	490,975

		$7,903,416

Specialty Chemicals – 0.8%
Ecolab, Inc., 4.35%, 2021	$804,000	$847,110
Mexichem S.A.B. de C.V., 6.75%, 2042 (n)	1,459,000	1,356,870

		$2,203,980

Issuer	Shares/Par	Value ($)

BONDS – continued
Specialty Stores – 0.4%
Advance Auto Parts, Inc., 5.75%, 2020	$765,000	$813,646
Advance Auto Parts, Inc., 4.5%, 2022	433,000	426,584

		$1,240,230

Telecommunications – Wireless – 1.9%
American Tower Corp., REIT, 4.625%, 2015	$1,770,000	$1,849,436
American Tower Corp., REIT, 4.5%, 2018	1,150,000	1,214,559
American Tower Corp., REIT, 3.5%, 2023	371,000	325,665
Crown Castle International Corp., 5.25%, 2023	470,000	432,400
Crown Castle Towers LLC, 6.113%, 2020 (n)	955,000	1,080,165
MTS International Funding Ltd., 5%, 2023 (n)	201,000	184,418
Rogers Cable, Inc., 5.5%, 2014	364,000	372,114
Vodafone Group PLC, 5.625%, 2017	201,000	225,608

		$5,684,365

Tobacco – 3.5%
Altria Group, Inc., 2.95%, 2023	$1,400,000	$1,276,887
B.A.T. International Finance PLC, 2.125%, 2017 (n)	1,052,000	1,069,463
B.A.T. International Finance PLC, 9.5%, 2018 (n)	1,048,000	1,406,037
Imperial Tobacco Finance PLC, 2.05%, 2018 (n)	330,000	321,786
Lorillard Tobacco Co., 2.3%, 2017	945,000	936,664
Lorillard Tobacco Co., 8.125%, 2019	2,001,000	2,426,138
Reynolds American, Inc., 6.75%, 2017	1,100,000	1,270,940
Reynolds American, Inc., 4.75%, 2042	1,810,000	1,578,208

		$10,286,123

Transportation – Services – 0.1%
ERAC USA Finance Co., 6.375%, 2017 (n)	$200,000	$232,144

Utilities – Electric Power – 2.5%
American Electric Power Co., Inc., 1.65%, 2017	$487,000	$478,429
Calpine Corp., 7.875%, 2020 (n)	1,291,000	1,391,053
CenterPoint Energy, Inc., 5.95%, 2017	800,000	907,315
CMS Energy Corp., 6.25%, 2020	1,010,000	1,164,066
CMS Energy Corp., 5.05%, 2022	209,000	223,868
Duke Energy Corp., 1.625%, 2017	488,000	486,095
Enersis S.A., 7.375%, 2014	686,000	696,975
PPL WEM Holdings PLC, 5.375%, 2021 (n)	1,057,000	1,149,926
PSEG Power LLC, 5.32%, 2016	288,000	318,802
System Energy Resources, Inc., 5.129%, 2014 (z)	129,046	129,514
Waterford 3 Funding Corp., 8.09%, 2017	435,627	435,122

		$7,381,165

Total Bonds		$271,694,257

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

MONEY MARKET FUNDS – 6.7%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	19,539,342	$19,539,342

Total Investments		$291,233,599

OTHER ASSETS, LESS LIABILITIES – 0.9%		2,743,850

Net Assets – 100.0%		$293,977,449

(d)	In default. Interest and/or scheduled principal payment(s) have been missed.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $58,704,718, representing 20.0% of net assets.

(q)	Interest received was less than stated coupon rate.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Anthracite Ltd., “A”, CDO, FRN, 0.539%, 2019	1/15/10	$58,752	$73,604
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.779%, 2040	3/01/06	292,862	140,790
CNPC General Capital Ltd., 2.75%, 2017	4/12/12	1,558,898	1,581,694
Falcon Franchise Loan LLC, FRN, 12.21%, 2025	1/29/03	15,519	28,824
G-Force LLC, CDO, “A2”, 4.83%, 2036	1/20/11	98,221	100,931
Gannett Co., Inc., 5.125%, 2019	9/26/13	646,642	650,088
General Motors Financial Co., 2.75%, 2016	5/07/13	170,000	169,575
SIRIUS XM Radio, Inc., 5.875%, 2020	9/19/13	25,000	25,219
Spirit Master Funding LLC, 5.05%, 2023	10/04/05	278,182	283,454
System Energy Resources, Inc., 5.129%, 2014	4/16/04-9/08/04	129,124	129,514
Total Restricted Securities			$3,183,693
% of Net assets			1.1%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

Supplemental Information

9/30/13 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Non-U.S. Sovereign Debt	$—	$3,928,575	$—	$3,928,575
U.S. Corporate Bonds	—	220,638,146	—	220,638,146
Residential Mortgage-Backed Securities	—	62,775	—	62,775
Commercial Mortgage-Backed Securities	—	2,645,049	—	2,645,049
Asset-Backed Securities (including CDOs)	—	974,202	—	974,202
Foreign Bonds	—	43,445,510	—	43,445,510
Mutual Funds	19,539,342	—	—	19,539,342
Total Investments	$19,539,342	$271,694,257	$—	$291,233,599

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$287,037,581
Gross unrealized appreciation	10,297,453
Gross unrealized depreciation	(6,101,435)
Net unrealized appreciation (depreciation)	$4,196,018

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

7

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,689,612	95,596,612	(78,746,882)	19,539,342

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$9,644	$19,539,342

8

QUARTERLY REPORT

September 30, 2013

MFS® GOVERNMENT

SECURITIES PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

9/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

BONDS – 97.1%
Agency – Other – 3.9%
Financing Corp., 9.4%, 2018	$6,495,000	$8,598,542
Financing Corp., 9.8%, 2018	7,760,000	10,562,679
Financing Corp., 10.35%, 2018	3,915,000	5,468,327
Financing Corp., STRIPS, 0%, 2017	10,160,000	9,536,440

		$34,165,988

Asset-Backed & Securitized – 2.5%
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	$1,860,000	$2,056,130
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 2046	3,870,649	4,244,438
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 5.953%, 2039	2,537,809	2,822,163
CWCapital Cobalt Ltd., “A4”, FRN, 5.965%, 2046	1,588,200	1,774,267
Goldman Sachs Mortgage Securities Corp., FRN, 5.993%, 2045	3,910,026	4,337,020
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 6.124%, 2051	2,223,578	2,270,180
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 6.002%, 2049	3,985,116	4,482,255

		$21,986,453

Local Authorities – 0.9%
Catholic Health Initiatives, 2.95%, 2022	$1,504,000	$1,396,990
Nashville & Davidson County, TN, Metropolitan Government Convention Center Authority (Build America Bonds), 6.731%, 2043	2,225,000	2,482,811
Port Authority NY & NJ (168th Series), 4.926%, 2051	2,735,000	2,601,477
San Francisco, CA, City & County Public Utilities Commission, Water Rev. (Build America Bonds), 6%, 2040	320,000	359,846
University of California Rev. (Build America Bonds), 5.77%, 2043	1,345,000	1,480,159

		$8,321,283

Mortgage-Backed – 50.9%
Fannie Mae, 5.246%, 2013	$387,837	$388,888
Fannie Mae, 4.523%, 2014	2,037,138	2,031,954
Fannie Mae, 4.629%, 2014	680,846	685,079
Fannie Mae, 4.757%, 2014	2,220,007	2,215,423
Fannie Mae, 4.77%, 2014	736,834	746,292
Fannie Mae, 4.82%, 2014 - 2015	889,104	924,264
Fannie Mae, 4.823%, 2014	4,617,890	4,678,123
Fannie Mae, 5.1%, 2014 - 2019	1,198,241	1,239,675
Fannie Mae, 2.38%, 2015	625,000	640,091
Fannie Mae, 4.56%, 2015	1,121,526	1,172,660
Fannie Mae, 4.62%, 2015	1,526,154	1,573,228
Fannie Mae, 4.665%, 2015	758,869	787,104

Issuer	Shares/Par	Value ($)

BONDS – continued
Mortgage-Backed – continued
Fannie Mae, 4.74%, 2015	$714,127	$743,668
Fannie Mae, 4.78%, 2015	863,002	906,886
Fannie Mae, 4.81%, 2015	980,860	1,031,051
Fannie Mae, 4.815%, 2015	896,099	936,593
Fannie Mae, 4.85%, 2015	544,259	563,671
Fannie Mae, 4.856%, 2015	294,755	309,465
Fannie Mae, 4.87%, 2015	572,471	598,274
Fannie Mae, 4.89%, 2015	725,024	753,347
Fannie Mae, 4.908%, 2015	1,176,133	1,225,937
Fannie Mae, 4.997%, 2015	151,786	160,540
Fannie Mae, 5.464%, 2015	2,988,618	3,202,182
Fannie Mae, 5.134%, 2016	1,387,500	1,493,870
Fannie Mae, 5.432%, 2016	1,554,905	1,689,599
Fannie Mae, 5.724%, 2016	1,607,046	1,777,739
Fannie Mae, 6.5%, 2016 - 2037	2,552,991	2,843,801
Fannie Mae, 1.18%, 2017	883,293	882,310
Fannie Mae, 4.99%, 2017	3,031,534	3,153,054
Fannie Mae, 5.5%, 2017 - 2038	30,980,453	33,709,692
Fannie Mae, 6%, 2017 - 2037	4,354,775	4,719,490
Fannie Mae, 3.738%, 2018	637,583	693,344
Fannie Mae, 3.8%, 2018	635,535	680,102
Fannie Mae, 3.99%, 2018	600,000	652,510
Fannie Mae, 4%, 2018 - 2041	8,711,072	9,168,624
Fannie Mae, 4.19%, 2018	387,706	424,468
Fannie Mae, 5%, 2018 - 2041	21,947,023	23,765,618
Fannie Mae, 5.16%, 2018	1,356,179	1,470,618
Fannie Mae, 5.68%, 2018	495,330	548,773
Fannie Mae, 1.97%, 2019	394,133	389,739
Fannie Mae, 1.99%, 2019	1,000,000	1,000,940
Fannie Mae, 4.5%, 2019 - 2041	20,058,039	21,446,373
Fannie Mae, 4.67%, 2019	525,000	582,436
Fannie Mae, 4.83%, 2019	379,335	423,140
Fannie Mae, 4.864%, 2019	2,449,536	2,743,444
Fannie Mae, 5.05%, 2019	318,191	350,499
Fannie Mae, 5.6%, 2019	563,380	619,176
Fannie Mae, 3.87%, 2020	737,888	787,520
Fannie Mae, 4.14%, 2020	455,336	492,280
Fannie Mae, 4.88%, 2020	424,796	465,722
Fannie Mae, 7.5%, 2022 - 2031	402,901	464,840
Fannie Mae, 4.5%, 2025	435,616	463,031
Fannie Mae, 3%, 2027	4,588,680	4,755,600
Fannie Mae, 2.5%, 2028	1,282,059	1,292,017
Fannie Mae, 3.5%, 2042	2,362,181	2,407,989
Fannie Mae, 3.5%, 2043	5,465,000	5,567,679
Fannie Mae, TBA, 3%, 2028	4,785,000	4,940,513
Fannie Mae, TBA, 4%, 2043	26,937,000	28,161,790
Fannie Mae, TBA, 4.5%, 2043	17,429,000	18,561,886
Freddie Mac, 1.655%, 2016	2,969,038	3,015,168
Freddie Mac, 1.426%, 2017	5,495,000	5,512,936
Freddie Mac, 3.882%, 2017	2,158,000	2,338,545
Freddie Mac, 2.22%, 2018	1,500,000	1,510,263
Freddie Mac, 2.303%, 2018	2,800,000	2,836,439
Freddie Mac, 3.154%, 2018	2,151,000	2,270,456

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Mortgage-Backed – continued
Freddie Mac, 5%, 2018 - 2040	$4,719,190	$5,078,665
Freddie Mac, 1.869%, 2019	3,000,000	2,918,724
Freddie Mac, 1.883%, 2019	5,750,000	5,658,178
Freddie Mac, 2.086%, 2019	2,800,000	2,789,590
Freddie Mac, 4.186%, 2019	814,000	891,176
Freddie Mac, 5.085%, 2019	3,191,000	3,639,361
Freddie Mac, 6%, 2019 - 2038	9,965,877	10,957,595
Freddie Mac, 2.313%, 2020	3,022,000	2,998,368
Freddie Mac, 3.32%, 2020 - 2023	2,895,290	2,950,188
Freddie Mac, 4.224%, 2020	1,911,350	2,079,436
Freddie Mac, 4.251%, 2020	1,449,000	1,579,691
Freddie Mac, 4.5%, 2022 - 2040	3,903,084	4,144,945
Freddie Mac, 5.5%, 2022 - 2041	8,315,134	9,019,386
Freddie Mac, 3.25%, 2023	3,500,000	3,485,850
Freddie Mac, 3.3%, 2023	1,997,044	1,993,240
Freddie Mac, 4%, 2025	1,823,921	1,931,156
Freddie Mac, 2.5%, 2028	30,183,389	30,418,204
Freddie Mac, 6.5%, 2032 - 2037	1,621,284	1,808,352
Freddie Mac, 3.5%, 2041 - 2043	33,539,138	34,074,014
Freddie Mac, 3%, 2043	13,056,469	12,720,881
Freddie Mac, TBA, 3.5%, 2043	10,274,000	10,428,110
Ginnie Mae, 5.5%, 2033 - 2042	5,156,619	5,679,699
Ginnie Mae, 4%, 2039 - 2041	2,456,680	2,602,671
Ginnie Mae, 4.5%, 2039 - 2041	11,807,994	12,786,513
Ginnie Mae, 3.5%, 2041 - 2043	35,931,780	37,117,850
Ginnie Mae, 3%, 2043	6,282,270	6,218,713
Ginnie Mae, 5.612%, 2058	2,914,487	3,052,570
Ginnie Mae, 6.357%, 2058	1,540,915	1,629,072

		$449,240,626

Municipals – 0.2%
Florida Hurricane Catastrophe Fund Finance Corp. Rev., “A”, 1.298%, 2016	$15,000	$14,933
South Carolina Public Service Authority Rev., “A”, 5.125%, 2043	475,000	489,583
South Carolina Public Service Authority Rev., “B”, 5.125%, 2043	1,140,000	1,174,998

		$1,679,514

U.S. Government Agencies and Equivalents – 2.7%
Aid-Egypt, 4.45%, 2015	$3,162,000	$3,402,480
Private Export Funding Corp., 1.875%, 2018	2,300,000	2,313,168
Small Business Administration, 6.35%, 2021	540,840	593,544
Small Business Administration, 6.34%, 2021	417,207	456,132
Small Business Administration, 6.44%, 2021	668,192	740,500
Small Business Administration, 6.625%, 2021	693,899	767,757
Small Business Administration, 6.07%, 2022	448,999	493,220
Small Business Administration, 4.98%, 2023	657,969	717,390
Small Business Administration, 4.77%, 2024	1,353,913	1,449,895

Issuer	Shares/Par	Value ($)

BONDS – continued
U.S. Government Agencies and Equivalents – continued
Small Business Administration, 5.52%, 2024	$801,577	$879,345
Small Business Administration, 4.99%, 2024	98,519	107,451
Small Business Administration, 5.11%, 2025	1,070,686	1,154,801
Small Business Administration, 2.21%, 2033	1,448,642	1,361,691
Small Business Administration, 2.22%, 2033	2,551,043	2,398,038
Small Business Administration, 3.15%, 2033	2,300,000	2,272,582
Small Business Administration, 3.16%, 2033	1,300,000	1,284,991
Small Business Administration, 3.62%, 2033	800,000	820,790
Tennessee Valley Authority, 1.75%, 2018	1,889,000	1,890,840
U.S. Department of Housing & Urban Development, 6.36%, 2016	290,000	292,035
U.S. Department of Housing & Urban Development, 6.59%, 2016	157,000	157,880

		$23,554,530

U.S. Treasury Obligations – 36.0%
U.S. Treasury Bonds, 9.25%, 2016	$19,000	$22,941
U.S. Treasury Bonds, 7.5%, 2016	218,000	263,712
U.S. Treasury Bonds, 7.875%, 2021	177,000	248,229
U.S. Treasury Bonds, 6.25%, 2023	2,891,000	3,826,059
U.S. Treasury Bonds, 6%, 2026	2,699,000	3,569,428
U.S. Treasury Bonds, 6.75%, 2026	1,862,000	2,624,839
U.S. Treasury Bonds, 6.375%, 2027	326,000	448,963
U.S. Treasury Bonds, 5.25%, 2029	284,000	355,044
U.S. Treasury Bonds, 4.5%, 2036	1,226,000	1,416,796
U.S. Treasury Bonds, 5%, 2037	488,000	602,985
U.S. Treasury Bonds, 4.375%, 2038	1,501,000	1,699,648
U.S. Treasury Bonds, 4.5%, 2039	28,053,500	32,388,635
U.S. Treasury Bonds, 3.125%, 2043	3,848,700	3,448,197
U.S. Treasury Notes, 4%, 2014	211,000	214,099
U.S. Treasury Notes, 1.875%, 2014	9,730,000	9,803,354
U.S. Treasury Notes, 1.875%, 2014	12,853,000	12,987,057
U.S. Treasury Notes, 4%, 2015	6,718,000	7,066,758
U.S. Treasury Notes, 2.125%, 2015	34,052,000	35,104,139
U.S. Treasury Notes, 2.625%, 2016	201,000	211,976
U.S. Treasury Notes, 0.875%, 2016	109,348,000	109,723,938
U.S. Treasury Notes, 2.625%, 2018	17,249,000	18,301,465
U.S. Treasury Notes, 2.75%, 2019	13,302,400	14,154,578
U.S. Treasury Notes, 3.125%, 2019	1,637,000	1,773,716
U.S. Treasury Notes, 3.5%, 2020	4,084,000	4,503,884
U.S. Treasury Notes, 2.625%, 2020	8,002,000	8,351,463
U.S. Treasury Notes, 3.125%, 2021	1,901,000	2,031,694
U.S. Treasury Notes, 1.75%, 2022	31,412,000	29,750,588
U.S. Treasury Notes, 2.5%, 2023	13,319,000	13,183,732

		$318,077,917

Total Bonds		$857,026,311

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

MONEY MARKET FUNDS – 9.5%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	84,093,993	$84,093,993

Total Investments		$941,120,304

OTHER ASSETS, LESS LIABILITIES – (6.6)%		(58,282,288)

Net Assets – 100.0%		$882,838,016

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

9/30/2013 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$375,798,435	$—	$375,798,435
Municipal Bonds	—	1,679,514	—	1,679,514
U.S. Corporate Bonds	—	8,321,283	—	8,321,283
Residential Mortgage-Backed Securities	—	449,240,626	—	449,240,626
Commercial Mortgage-Backed Securities	—	21,986,453	—	21,986,453
Mutual Funds	84,093,993	—	—	84,093,993
Total Investments	$84,093,993	$857,026,311	$—	$941,120,304

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$934,613,516
Gross unrealized appreciation	17,672,980
Gross unrealized depreciation	(11,166,192)
Net unrealized appreciation (depreciation)	$6,506,788

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

4

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	254,827,213	205,269,567	(376,002,787)	84,093,993

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$167,556	$84,093,993

5

QUARTERLY REPORT

September 30, 2013

MFS® UTILITIES PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

9/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 94.8%
Broadcasting – 0.2%
SIRIUS XM Radio, Inc.	41,740	$161,534
Twenty-First Century Fox, Inc.	15,270	511,545

		$673,079

Cable TV – 9.6%
Astro Malaysia Holdings Berhad	1,792,400	$1,605,709
Comcast Corp., “Special A”	277,970	12,055,559
Liberty Global PLC, “A” (a)	55,376	4,394,086
Liberty Global PLC, “C” (a)	35,525	2,679,651
Telenet Group Holding N.V.	2,988	148,777
Time Warner Cable, Inc.	51,609	5,759,564
Ziggo N.V.	61,790	2,502,763

		$29,146,109

Energy – Independent – 5.5%
Anadarko Petroleum Corp.	14,490	$1,347,425
Cabot Oil & Gas Corp.	20,210	754,237
Energen Corp.	43,080	3,290,881
EQT Corp.	71,110	6,308,879
Noble Energy, Inc.	31,780	2,129,578
QEP Resources, Inc.	101,370	2,806,935

		$16,637,935

Natural Gas – Distribution – 10.4%
AGL Energy Ltd.	69,480	$999,492
AGL Resources, Inc.	27,240	1,253,857
China Resources Gas Group Ltd.	630,000	1,611,573
Gas Natural SDG S.A.	99,380	2,074,506
GDF SUEZ	131,645	3,307,243
Hong Kong & China Gas Co. Ltd.	71,000	170,820
Infraestructura Energetica Nova, S.A. de C.V (a)	142,900	551,643
NiSource, Inc.	67,110	2,073,028
ONEOK, Inc.	110,660	5,900,391
Questar Corp.	32,140	722,829
Sempra Energy	61,510	5,265,256
Snam Rete Gas S.p.A.	686,790	3,478,641
Spectra Energy Corp.	124,770	4,270,877

		$31,680,156

Natural Gas – Pipeline – 10.3%
APA Group	72,996	$406,545
Cheniere Energy, Inc. (a)	32,730	1,117,402
Enagas S.A.	178,798	4,381,782
Enbridge, Inc.	68,730	2,870,506
Kinder Morgan, Inc.	258,566	9,197,193
ONEOK Partners LP	31,470	1,668,225
QEP Midstream Partners LP (a)	14,480	327,827
TransCanada Corp.	42,590	1,870,975
Williams Cos., Inc.	145,447	5,288,453
Williams Partners LP	80,120	4,236,746

		$31,365,654

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Oil Services – 1.2%
Ensco PLC, “A”	34,990	$1,880,713
Noble Corp.	44,590	1,684,164

		$3,564,877

Telecommunications – Wireless – 9.0%
American Tower Corp., REIT	68,940	$5,110,522
Cellcom Israel Ltd. (a)	111,522	1,232,318
KDDI Corp.	3,100	159,568
MegaFon OAO, GDR	25,240	889,710
Mobile TeleSystems OJSC	36,600	364,853
Mobile TeleSystems OJSC, ADR	185,690	4,133,459
SBA Communications Corp. (a)	30,980	2,492,651
Tele2 AB, “B”	190,668	2,438,718
Telefonica Deutschland Holding AG	103,450	816,622
TIM Participacoes S.A., ADR	151,997	3,582,569
Turkcell Iletisim Hizmetleri A.S. (a)	376,160	2,215,937
Vodafone Group PLC	1,154,151	4,035,865

		$27,472,792

Telephone Services – 7.3%
Bezeq – The Israel Telecommunication Corp. Ltd.	2,032,550	$3,737,440
CenturyLink, Inc.	75,725	2,376,251
Frontier Communications Corp. (l)	100,360	418,501
Oi S.A., IPS	295,000	569,688
Portugal Telecom, SGPS, S.A.	356,493	1,606,480
PT XL Axiata Tbk	2,323,000	852,569
TDC A.S.	334,383	2,829,437
Telecom Italia S.p.A. – Savings Shares	2,573,676	1,709,215
Telefonica Brasil S.A., ADR	72,666	1,630,625
Verizon Communications, Inc.	54,820	2,557,901
Windstream Holdings, Inc.	481,520	3,852,160

		$22,140,267

Utilities – Electric Power – 40.9%
AES Corp.	474,590	$6,307,301
Aksa Enerji Uretim A.S. (a)	819,746	1,197,124
Alliant Energy Corp.	36,650	1,816,008
Ameren Corp.	9,210	320,876
American Electric Power Co., Inc.	98,640	4,276,044
Calpine Corp. (a)	404,580	7,860,989
Canadian Utilities Ltd.	4,460	153,408
CenterPoint Energy, Inc.	159,290	3,818,181
CEZ A.S.	51,515	1,332,147
Cheung Kong Infrastructure Holdings Ltd.	312,000	2,162,225
China Longyuan Power Group	1,029,000	1,069,346
CLP Holdings Ltd.	145,000	1,180,617
CMS Energy Corp.	278,680	7,334,858
Companhia Energetica de Minas Gerais, IPS	401,722	3,487,403
Companhia Paranaense de Energia, ADR	69,180	965,753
Companhia Paranaense de Energia, IPS	140,700	1,996,578
Dominion Resources, Inc.	80,360	5,020,893
DTE Energy Co.	9,030	595,799
Duke Energy Corp.	57,920	3,867,898

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Utilities – Electric Power – continued
Dynegy, Inc. (a)	15,650	$302,358
E.On Russia JSC	4,936,847	375,427
Edison International	117,690	5,420,801
EDP Renovaveis S.A.	978,125	5,082,630
Energias de Portugal S.A.	2,499,000	9,128,088
Energias do Brasil S.A.	533,300	2,901,953
Great Plains Energy, Inc.	69,190	1,536,018
ITC Holdings Corp.	16,590	1,557,137
Light S.A.	156,560	1,337,220
National Grid PLC	77,126	912,098
NextEra Energy, Inc.	94,279	7,557,410
Northeast Utilities	67,290	2,775,713
NRG Energy, Inc.	258,075	7,053,190
OGE Energy Corp.	127,770	4,611,219
PG&E Corp.	18,210	745,153
Pinnacle West Capital Corp.	33,750	1,847,475
Portland General Electric Co.	119,580	3,375,743
PPL Corp.	70,127	2,130,458
Public Service Enterprise Group, Inc.	169,870	5,593,819
Red Electrica de Espana	54,152	3,082,030
Southern Co.	3,560	146,601
SSE PLC	93,966	2,242,273
Terna Participacoes S.A., IEU	9,900	95,145

		$124,573,407

Utilities – Water – 0.4%
Aguas Andinas S.A.	286,995	$197,357
Companhia de Saneamento de Minas Gerais – Copasa MG	66,400	1,048,595

		$1,245,952

Total Common Stocks		$288,500,228

BONDS – 0.3%
Asset-Backed & Securitized – 0.0%
Falcon Franchise Loan LLC, FRN, 8.291%, 2023 (i)(z)	$115,204	$12,672

Issuer			Shares/Par	Value ($)

BONDS – continued
Utilities – Electric Power – 0.3%
Enel S.p.A., 8.75%, 2073 (z)			$396,000	$403,920
Viridian Group FundCo II, Ltd., 11.125%, 2017 (z)			436,000	469,790

				$873,710

Total Bonds				$886,382

CONVERTIBLE PREFERRED STOCKS – 3.2%
Utilities – Electric Power – 3.2%
Dominion Resources, Inc., “A”, 6.125%			30,240	$1,613,002
Dominion Resources, Inc., “B”, 6%			30,240	1,616,328
NextEra Energy, Inc., 8.375%			37,850	2,068,124
PPL Corp., 8.75%			80,380	4,318,817

Total Convertible Preferred Stocks				$9,616,271

	Strike Price	First Exercise
WARRANTS – 0.0%
Natural Gas – Pipeline – 0.0%
Kinder Morgan, Inc. (a)	$40	2/15/2017	16,450	$81,757

CONVERTIBLE BONDS – 0.8%
Telecommunications – Wireless – 0.8%
SBA Communications Corp., 4%, 2014			$951,000	$2,529,066

MONEY MARKET FUNDS – 0.4%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)			1,378,345	$1,378,345

COLLATERAL FOR SECURITIES LOANED – 0.1%
Navigator Securities Lending Prime Portfolio, 0.16%, at Net Asset Value (j)			329,679	$329,679

Total Investments				$303,321,728

OTHER ASSETS, LESS LIABILITIES – 0.4%				1,125,400

Net Assets – 100.0%				$304,447,128

(a)	Non-income producing security.

(i)	Interest only security for which the series receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Enel S.p.A., 8.75%, 2073	9/17/13	$392,765	$403,920
Falcon Franchise Loan LLC, FRN, 8.291%, 2023	1/18/02	4,155	12,672
Viridian Group FundCo II, Ltd., 11.125%, 2017	3/01/12	425,277	469,790
Total Restricted Securities			$886,382
% of Net assets			0.3%

2

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
GDR	Global Depositary Receipt
IEU	International Equity Unit
IPS	International Preference Stock
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro
GBP	British Pound

Derivative Contracts at 9/30/13

Forward Foreign Currency Exchange Contracts at 9/30/13

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	EUR	Credit Suisse Group	910,653	10/18/13	$1,205,528	$1,232,025	$26,497
BUY	EUR	Deutsche Bank AG	871,224	10/18/13	1,154,321	1,178,683	24,362
BUY	EUR	Goldman Sachs International	14,592	10/18/13	19,706	19,741	35
BUY	EUR	JPMorgan Chase Bank N.A.	199,591	10/18/13	266,868	270,027	3,159
BUY	EUR	Merrill Lynch International Bank	199,791	10/18/13	268,175	270,298	2,123
BUY	EUR	UBS AG	771,951	10/18/13	1,028,270	1,044,376	16,106
SELL	EUR	Deutsche Bank AG	43,667	10/18/13	59,091	59,077	14
BUY	GBP	Barclays Bank PLC	890,733	10/18/13-12/18/13	1,408,078	1,441,275	33,197
BUY	GBP	Citibank N.A.	164,785	10/18/13	250,617	266,737	16,120
BUY	GBP	Merrill Lynch International Bank	75,848	10/18/13	115,666	122,775	7,109
BUY	GBP	UBS AG	225,605	10/18/13	342,848	365,187	22,339

							$151,061

Liability Derivatives
BUY	EUR	Credit Suisse Group	53,069	10/18/13	$71,836	$71,797	$(39)
BUY	EUR	UBS AG	5,833	10/18/13	7,893	7,892	(1)
SELL	EUR	Barclays Bank PLC	7,304,206	12/18/13	9,772,225	9,883,483	(111,258)
SELL	EUR	Credit Suisse Group	47,868	10/18/13	62,842	64,761	(1,919)
SELL	EUR	Deutsche Bank AG	3,029,687	10/18/13	3,891,718	4,098,875	(207,157)
SELL	EUR	Goldman Sachs International	31,909	10/18/13	43,151	43,169	(18)
SELL	EUR	JPMorgan Chase Bank N.A.	3,093,311	10/18/13	3,975,939	4,184,952	(209,013)
SELL	EUR	Merrill Lynch International Bank	49,895	10/18/13	67,492	67,503	(11)
SELL	EUR	UBS AG	7,481,306	10/18/13-12/18/13	10,004,037	10,123,081	(119,044)
SELL	GBP	Credit Suisse Group	1,913,338	10/18/13	2,856,804	3,097,114	(240,310)
SELL	GBP	Deutsche Bank AG	75,016	10/18/13	116,427	121,429	(5,002)
SELL	GBP	JPMorgan Chase Bank N.A.	14,356	10/18/13	22,431	23,238	(807)
SELL	GBP	Merrill Lynch International Bank	1,913,338	10/18/13	2,855,982	3,097,115	(241,133)
SELL	GBP	UBS AG	198,700	10/18/13	302,838	321,636	(18,798)

							$(1,154,510)

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

9/30/13 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other

4

Supplemental Information (unaudited) – continued

financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of September 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$199,464,791	$—	$—	$199,464,791
Brazil	17,615,528	—	—	17,615,528
Portugal	15,817,198	—	—	15,817,198
Spain	9,538,318	—	—	9,538,318
United Kingdom	7,190,236	—	—	7,190,236
Russia	5,023,169	740,281	—	5,763,450
Italy	5,187,856	—	—	5,187,856
Israel	4,969,758	—	—	4,969,758
Canada	4,894,889	—	—	4,894,889
Other Countries	27,596,664	159,568	—	27,756,232
U.S. Corporate Bonds	—	2,529,066	—	2,529,066
Commercial Mortgage-Backed Securities	—	12,672	—	12,672
Foreign Bonds	—	873,710	—	873,710
Mutual Funds	1,708,024	—	—	1,708,024
Total Investments	$299,006,431	$4,315,297	$—	$303,321,728

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(1,003,449)	$—	$(1,003,449)

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $59,746,642 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$276,963,389
Gross unrealized appreciation	41,310,037
Gross unrealized depreciation	(14,951,698)
Net unrealized appreciation (depreciation)	$26,358,339

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,415,228	59,582,784	(59,619,667)	1,378,345

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$6,256	$1,378,345

5

Supplemental Information (unaudited) – continued

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2013, are as follows:

United States	67.3%
Brazil	5.8%
Portugal	5.2%
Spain	3.1%
United Kingdom	2.5%
Russia	1.9%
Italy	1.8%
Israel	1.6%
Canada	1.6%
Other Countries	9.2%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

6

QUARTERLY REPORT

September 30, 2013

MFS® STRATEGIC INCOME PORTFOLIO

MFS® Variable Insurance Trust II

PORTFOLIO OF INVESTMENTS

9/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

BONDS – 65.8%
Asset-Backed & Securitized – 0.8%
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.779%, 2040 (z)	$311,555	$149,776
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (n)	30,824	31,604
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 5.953%, 2039	151,476	168,453
Crest Ltd., CDO, 7%, 2040 (a)(p)	509,967	25,498
Falcon Franchise Loan LLC, FRN, 7.629%, 2023 (i)(z)	94,283	10,371
Falcon Franchise Loan LLC, FRN, 12.21%, 2025 (i)(z)	99,895	14,984
First Union National Bank Commercial Mortgage Trust, FRN, 1.901%, 2043 (i)(z)	54,194	334
First Union-Lehman Brothers Bank of America, FRN, 0.683%, 2035 (i)	1,327,544	27,002
HLSS Servicer Advance Receivables Trust, 2013-T1, “A2”, 1.495%, 2046 (n)	150,000	149,490
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 1.249%, 2030 (i)	74,204	2,134
Morgan Stanley Capital I, Inc., FRN, 1.385%, 2039 (i)(z)	1,005,388	20,631

		$600,277

Automotive – 1.2%
Daimler Finance North America LLC, 1.875%, 2018 (n)	$364,000	$360,377
Harley-Davidson Financial Services, 3.875%, 2016 (n)	320,000	340,413
Hyundai Capital America, 1.875%, 2016 (n)	180,000	180,752

		$881,542

Biotechnology – 0.4%
Life Technologies Corp., 6%, 2020	$240,000	$270,260

Broadcasting – 0.6%
CBS Corp., 5.75%, 2020	$60,000	$67,016
News America, Inc., 8.5%, 2025	85,000	107,047
Vivendi S.A., 4.75%, 2022 (n)	260,000	253,817

		$427,880

Brokerage & Asset Managers – 0.8%
Blackstone Holdings Finance Co. LLC, 4.75%, 2023 (n)	$245,000	$256,549
TD Ameritrade Holding Corp., 5.6%, 2019	285,000	331,794

		$588,343

Building – 0.5%
CRH PLC, 8.125%, 2018	$200,000	$243,454
Owens Corning, Inc., 4.2%, 2022	105,000	102,432

		$345,886

Issuer	Shares/Par	Value ($)

BONDS – continued
Cable TV – 1.2%
Cox Communications, Inc., 3.25%, 2022 (n)	$306,000	$271,732
DIRECTV Holdings LLC, 5.875%, 2019	110,000	122,822
NBCUniversal Enterprise, Inc., 1.974%, 2019 (n)	104,000	100,981
Time Warner Cable, Inc., 8.25%, 2019	310,000	358,857

		$854,392

Chemicals – 0.9%
Dow Chemical Co., 8.55%, 2019	$430,000	$548,411
Sociedad Quimica y Minera de Chile S.A., 5.5%, 2020 (n)	100,000	102,160

		$650,571

Computer Software – 0.2%
Oracle Corp., 5.375%, 2040	$169,000	$184,035

Conglomerates – 0.3%
Votorantim Participacoes S.A., 6.75%, 2021 (n)	$200,000	$214,000

Consumer Products – 1.0%
Avon Products, Inc., 4.6%, 2020	$191,000	$198,066
Mattel, Inc., 5.45%, 2041	136,000	137,512
Newell Rubbermaid, Inc., 2.05%, 2017	117,000	115,708
Newell Rubbermaid, Inc., 4.7%, 2020	150,000	159,791
Tupperware Brands Corp., 4.75%, 2021	128,000	129,858

		$740,935

Consumer Services – 0.5%
Experian Finance PLC, 2.375%, 2017 (n)	$400,000	$396,982

Defense Electronics – 0.7%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)	$381,000	$407,032
BAE Systems Holdings, Inc., 6.375%, 2019 (n)	100,000	114,978

		$522,010

Electrical Equipment – 0.4%
Arrow Electronics, Inc., 3%, 2018	$84,000	$84,727
Ericsson, Inc., 4.125%, 2022	188,000	183,864

		$268,591

Electronics – 0.1%
Tyco Electronics Group S.A., 3.5%, 2022	$79,000	$75,856

Emerging Market Quasi-Sovereign – 2.1%
Gaz Capital S.A., 3.85%, 2020 (n)	$200,000	$190,500
Gaz Capital S.A., 4.95%, 2028 (n)	200,000	177,000
IIRSA Norte Finance Ltd., 8.75%, 2024	211,219	245,014
Petrobras Global Finance Co., 4.375%, 2023	9,000	8,233
Petrobras International Finance Co., 7.875%, 2019	132,000	151,943

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Emerging Market Quasi-Sovereign – continued
Petrobras International Finance Co., 6.75%, 2041	$121,000	$117,009
Petroleos Mexicanos, 5.5%, 2021	216,000	231,120
Petroleos Mexicanos, 4.875%, 2022	64,000	65,280
Petroleos Mexicanos, 6.5%, 2041	80,000	82,910
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (n)	129,250	137,005
Rosneft, 4.199%, 2022 (n)	200,000	184,500

		$1,590,514

Emerging Market Sovereign – 0.3%
Republic of Hungary, 5.375%, 2023	$14,000	$13,615
Republic of Philippines, 6.375%, 2034	100,000	117,875
Republic of Poland, 5%, 2022	37,000	39,794
Republic of Romania, 4.375%, 2023 (n)	8,000	7,650
Republic of Uruguay, 4.5%, 2024	11,000	11,165
United Mexican States, 4%, 2023	4,000	3,975

		$194,074

Energy – Independent – 0.3%
EQT Corp., 4.875%, 2021	$122,000	$125,937
Hess Corp., 8.125%, 2019	90,000	111,996

		$237,933

Energy – Integrated – 1.0%
BP Capital Markets PLC, 4.5%, 2020	$75,000	$81,032
BP Capital Markets PLC, 4.742%, 2021	220,000	238,546
Pacific Rubiales Energy Corp., 7.25%, 2021 (n)	115,000	120,750
Petro-Canada Financial Partnership, 5%, 2014	280,000	293,191

		$733,519

Financial Institutions – 1.3%
General Electric Capital Corp., 6%, 2019	$80,000	$93,102
General Electric Capital Corp., 5.5%, 2020	205,000	232,341
General Electric Capital Corp., 3.15%, 2022	187,000	176,816
General Electric Capital Corp., 3.1%, 2023	125,000	116,935
LeasePlan Corp. N.V., 3%, 2017 (n)	200,000	201,219
NYSE Euronext, 2%, 2017	140,000	140,163

		$960,576

Food & Beverages – 2.6%
Anheuser-Busch InBev S.A., 7.75%, 2019	$360,000	$452,985
Conagra Foods, Inc., 3.2%, 2023	190,000	177,748
Kraft Foods Group, Inc., 6.125%, 2018	250,000	293,976
Mead Johnson Nutrition Co., “A”, 4.9%, 2019	69,000	76,356
Pernod-Ricard S.A., 2.95%, 2017 (n)	350,000	363,116
SABMiller Holdings, Inc., 3.75%, 2022 (n)	205,000	206,632
Tyson Foods, Inc., 6.6%, 2016	190,000	213,021
Tyson Foods, Inc., 4.5%, 2022	124,000	128,702

		$1,912,536

Forest & Paper Products – 0.3%
Georgia-Pacific LLC, 3.734%, 2023 (n)	$263,000	$256,380

Issuer	Shares/Par		Value ($)

BONDS – continued
Gaming & Lodging – 0.1%
Hyatt Hotels Corp., 3.375%, 2023		$98,000	$91,578

Insurance – 2.9%
Allianz AG, FRN, 5.5% to 2014, FRN to 2049	EUR	353,000	$478,750
American International Group, Inc., 3%, 2015		$90,000	92,630
American International Group, Inc., 5.85%, 2018		139,000	158,054
American International Group, Inc., 3.375%, 2020		190,000	190,116
ING U.S., Inc., 2.9%, 2018		107,000	107,437
ING U.S., Inc., 5.7%, 2043 (n)		133,000	132,012
MetLife, Inc., 1.756%, 2017		51,000	50,623
Metropolitan Life Global Funding I, 5.125%, 2014 (n)		120,000	123,844
Principal Financial Group, Inc., 8.875%, 2019		210,000	272,194
Prudential Financial, Inc., 6.2%, 2015		210,000	224,209
Unum Group, 7.125%, 2016		250,000	285,899

			$2,115,768

Insurance – Property & Casualty – 2.2%
Aon Corp., 3.5%, 2015		$270,000	$283,033
AXIS Capital Holdings Ltd., 5.75%, 2014		335,000	353,420
AXIS Capital Holdings Ltd., 5.875%, 2020		90,000	99,737
CNA Financial Corp., 5.875%, 2020		260,000	299,837
Liberty Mutual Group, Inc., 4.95%, 2022 (n)		187,000	193,368
PartnerRe Ltd., 5.5%, 2020		173,000	189,438
QBE Capital Funding III Ltd., FRN, 7.25%, 2041 (n)		200,000	210,800

			$1,629,633

International Market Quasi-Sovereign – 0.9%
EDF Energies Nouvelles S.A., 6.5%, 2019 (n)		$350,000	$419,817
Eksportfinans A.S.A., 5.5%, 2016		240,000	250,500

			$670,317

International Market Sovereign – 6.8%
Commonwealth of Australia, 5.75%, 2021	AUD	69,000	$73,395
Federal Republic of Germany, 4.25%, 2018	EUR	134,000	211,719
Federal Republic of Germany, 6.25%, 2030	EUR	111,000	228,133
Government of Canada, 4.5%, 2015	CAD	114,000	116,782
Government of Canada, 4.25%, 2018	CAD	93,000	100,084
Government of Canada, 5.75%, 2033	CAD	21,000	28,587
Government of Japan, 1.1%, 2020	JPY	22,500,000	239,670
Government of Japan, 2.1%, 2024	JPY	10,750,000	124,879
Government of Japan, 2.2%, 2027	JPY	25,550,000	299,054
Government of Japan, 2.4%, 2037	JPY	26,350,000	307,780
Government of Japan, 1.8%, 2043	JPY	9,050,000	93,903
Kingdom of Belgium, 5.5%, 2017	EUR	186,000	295,298

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

BONDS – continued
International Market Sovereign – continued
Kingdom of Denmark, 3%, 2021	DKK	327,000	$65,662
Kingdom of Spain, 4.6%, 2019	EUR	251,000	361,304
Kingdom of Sweden, 5%, 2020	SEK	220,000	40,729
Kingdom of the Netherlands, 5.5%, 2028	EUR	33,000	60,301
Republic of Austria, 4.65%, 2018	EUR	125,000	195,588
Republic of Finland, 3.875%, 2017	EUR	35,000	53,047
Republic of France, 6%, 2025	EUR	66,000	119,813
Republic of France, 4.75%, 2035	EUR	152,000	253,114
Republic of Ireland, 4.6%, 2016	EUR	98,000	142,117
Republic of Ireland, 4.5%, 2020	EUR	50,000	71,261
Republic of Italy, 4.25%, 2015	EUR	133,000	186,551
Republic of Italy, 5.25%, 2017	EUR	394,000	576,091
Republic of Italy, 3.75%, 2021	EUR	227,000	306,268
United Kingdom Treasury, 8%, 2021	GBP	115,000	262,464
United Kingdom Treasury, 4.25%, 2036	GBP	105,000	192,954

			$5,006,548

Local Authorities – 0.7%
Louisiana Gas & Fuels Tax Rev. (Build America Bonds), FRN, 3%, 2043		$260,000	$260,520
State of Illinois (Build America Bonds), 6.725%, 2035		270,000	271,148

			$531,668

Machinery & Tools – 0.5%
Atlas Copco AB, 5.6%, 2017 (n)		$349,000	$392,099

Major Banks – 8.6%
ABN AMRO Bank N.V., 4.25%, 2017 (n)		$200,000	$213,662
Bank of America Corp., 7.375%, 2014		115,000	119,696
Bank of America Corp., 6.5%, 2016		295,000	334,328
Bank of America Corp., 3.3%, 2023		212,000	198,593
Barclays Bank PLC, 5.125%, 2020		230,000	256,775
BNP Paribas, 2.7%, 2018		220,000	222,516
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)		200,000	200,750
BNP Paribas, FRN, 3.002%, 2014		96,000	98,967
Commonwealth Bank of Australia, 5%, 2019 (n)		220,000	247,349
DBS Bank Ltd., 2.35%, 2017 (n)		400,000	407,374
Goldman Sachs Group, Inc., 5.125%, 2015		140,000	147,261
Goldman Sachs Group, Inc., 5.75%, 2022		334,000	370,287
HSBC Holdings PLC, 4%, 2022		433,000	440,581
ING Bank N.V., 5.8%, 2023 (n)		322,000	326,443
JPMorgan Chase & Co., 2%, 2017		55,000	55,204
JPMorgan Chase & Co., 4.625%, 2021		230,000	245,122
Macquarie Bank Ltd., 5%, 2017 (n)		190,000	207,214
Macquarie Group Ltd., 6%, 2020 (n)		134,000	145,552
Merrill Lynch & Co., Inc., 6.4%, 2017		120,000	137,993
Morgan Stanley, 6%, 2014		200,000	206,084
Morgan Stanley, 7.3%, 2019		100,000	119,654
Morgan Stanley, 5.625%, 2019		200,000	223,185
Morgan Stanley, FRN, 1.512%, 2016		220,000	221,933
Royal Bank of Scotland PLC, 2.55%, 2015		140,000	143,004
Santander International Debt S.A., 2.991%, 2013 (n)		300,000	300,048
Standard Chartered PLC, 3.85%, 2015 (n)		250,000	259,370

Issuer	Shares/Par	Value ($)

BONDS – continued
Major Banks – continued
Wells Fargo & Co., 7.98% to 2018, FRN to 2049	$127,000	$139,700
Westpac Banking Corp., 2%, 2017	390,000	394,799

		$6,383,444

Medical & Health Technology & Services – 1.0%
Cardinal Health, Inc., 5.8%, 2016	$295,000	$333,285
McKesson Corp., 5.7%, 2017	130,000	147,440
Owens & Minor, Inc., 6.35%, 2016	240,000	259,935

		$740,660

Metals & Mining – 1.3%
Barrick Gold Corp., 4.1%, 2023	$337,000	$296,762
Freeport-McMoRan Copper & Gold, Inc., 2.375%, 2018 (n)	130,000	125,638
Freeport-McMoRan Copper & Gold, Inc., 3.1%, 2020 (n)	200,000	188,063
Glencore Funding LLC, FRN, 1.422%, 2016 (n)	280,000	274,188
Vale Overseas Ltd., 4.375%, 2022	115,000	110,796

		$995,447

Miscellaneous Revenue – Other – 0.3%
Florida Hurricane Catastrophe Fund Finance Corp. Rev, “A”, 2.107%, 2018	$245,000	$238,601

Mortgage-Backed – 0.7%
Fannie Mae, 6%, 2017	$18,658	$19,402
Fannie Mae, 5.5%, 2020 – 2034	138,400	147,336
Fannie Mae, 6.5%, 2032	58,827	65,364
Freddie Mac, 4.224%, 2020	241,289	262,508

		$494,610

Natural Gas – Distribution – 0.4%
GDF Suez, 1.625%, 2017 (n)	$310,000	$308,710

Natural Gas – Pipeline – 2.2%
DCP Midstream LLC, 3.875%, 2023	$167,000	$151,956
Energy Transfer Partners LP, 3.6%, 2023	175,000	163,010
Energy Transfer Partners LP, 6.5%, 2042	222,000	234,356
Enterprise Products Partners LP, 6.3%, 2017	230,000	266,056
Kinder Morgan Energy Partners LP, 6.375%, 2041	320,000	346,852
ONEOK Partners LP, 3.2%, 2018	120,000	122,261
Spectra Energy Capital LLC, 8%, 2019	230,000	279,705
Williams Cos., Inc., 3.7%, 2023	74,000	66,832

		$1,631,028

Network & Telecom – 2.1%
AT&T, Inc., 5.5%, 2018	$220,000	$249,421
Centurylink, Inc., 7.65%, 2042	223,000	198,470
France Telecom, 4.375%, 2014	200,000	205,338
Verizon Communications, Inc., 8.75%, 2018	143,000	183,715
Verizon Communications, Inc., 5.15%, 2023	641,000	687,015

		$1,523,959

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Oil Services – 0.4%
Transocean, Inc., 2.5%, 2017	$86,000	$86,231
Transocean, Inc., 6%, 2018	180,000	202,818

		$289,049

Other Banks & Diversified Financials – 3.8%
Abbey National Treasury Services PLC, 3.05%, 2018	$90,000	$91,434
Banco GNB Sudameris S.A., 3.875%, 2018 (n)	18,000	16,740
Bancolombia S.A., 5.125%, 2022	7,000	6,388
Citigroup, Inc., 6.375%, 2014	200,000	209,664
Citigroup, Inc., 6.01%, 2015	160,000	170,206
Citigroup, Inc., 8.5%, 2019	229,000	292,488
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	259,000	325,693
Intesa Sanpaolo S.p.A., FRN, 2.662%, 2014 (n)	200,000	201,102
Lloyds TSB Bank PLC, 5.8%, 2020 (n)	210,000	239,445
Rabobank Nederland N.V., 3.375%, 2017	151,000	160,669
Rabobank Nederland N.V., 3.95%, 2022	500,000	479,733
Santander Holdings USA, Inc., 4.625%, 2016	30,000	31,787
Santander Holdings USA, Inc., 3.45%, 2018	120,000	122,553
SunTrust Banks, Inc., 3.5%, 2017	176,000	186,116
Swedbank AB, 2.125%, 2017 (n)	200,000	201,647
U.S. Bancorp, 2.95%, 2022	116,000	109,129

		$2,844,794

Personal Computers & Peripherals – 0.3%
Equifax, Inc., 3.3%, 2022	$167,000	$156,629
Motorola Solutions, Inc., 3.5%, 2023	53,000	49,483

		$206,112

Pharmaceuticals – 0.6%
Celgene Corp., 3.95%, 2020	$290,000	$297,757
Hospira, Inc., 6.05%, 2017	160,000	175,520

		$473,277

Pollution Control – 0.3%
Republic Services, Inc., 5.25%, 2021	$210,000	$230,361

Printing & Publishing – 0.2%
Pearson Funding Five PLC, 3.25%, 2023 (n)	$200,000	$183,220

Railroad & Shipping – 0.8%
CSX Corp., 4.1%, 2044	$490,000	$415,182
Panama Canal Railway Co., 7%, 2026 (n)	175,200	171,696

		$586,878

Real Estate – 2.1%
AvalonBay Communities, Inc., 3.625%, 2020	$240,000	$243,707
Boston Properties LP, REIT, 3.7%, 2018	120,000	126,113
DDR Corp., REIT, 3.375%, 2023	332,000	302,674
HCP, Inc., REIT, 5.375%, 2021	236,000	256,781
Health Care REIT, Inc., 2.25%, 2018	81,000	80,153

Issuer	Shares/Par	Value ($)

BONDS – continued
Real Estate – continued
Kimco Realty Corp., REIT, 6.875%, 2019	$58,000	$69,930
Simon Property Group, Inc., REIT, 6.1%, 2016	230,000	256,677
WEA Finance LLC, 6.75%, 2019 (n)	170,000	202,132

		$1,538,167

Retailers – 2.0%
AutoZone, Inc., 6.5%, 2014	$230,000	$233,696
Dollar General Corp., 4.125%, 2017	186,000	197,674
Gap, Inc., 5.95%, 2021	306,000	339,050
Kohl’s Corp., 3.25%, 2023	258,000	237,968
Limited Brands, Inc., 5.25%, 2014	84,000	87,150
Macy’s, Inc., 7.875%, 2015	320,000	357,599

		$1,453,137

Supermarkets – 0.3%
Kroger Co., 3.85%, 2023	$262,000	$258,039

Supranational – 0.5%
Corporacion Andina de Fomento, 4.375%, 2022	$340,000	$338,710

Telecommunications – Wireless – 0.8%
American Tower Corp., REIT, 4.625%, 2015	$120,000	$125,385
American Tower Corp., REIT, 4.7%, 2022	208,000	202,101
Crown Castle Towers LLC, 6.113%, 2020 (n)	261,000	295,207

		$622,693

Tobacco – 1.6%
Altria Group, Inc., 9.25%, 2019	$115,000	$151,869
Lorillard Tobacco Co., 8.125%, 2019	173,000	209,756
Lorillard Tobacco Co., 6.875%, 2020	120,000	138,000
Reynolds American, Inc., 6.75%, 2017	375,000	433,277
Reynolds American, Inc., 4.75%, 2042	327,000	285,124

		$1,218,026

Transportation – Services – 0.5%
ERAC USA Finance Co., 6.375%, 2017 (n)	$290,000	$336,609

U.S. Government Agencies and Equivalents – 1.1%
National Credit Union Administration Guaranteed Note, 2.9%, 2020	$70,000	$72,710
Small Business Administration, 6.35%, 2021	27,042	29,677
Small Business Administration, 4.34%, 2024	182,031	195,956
Small Business Administration, 4.77%, 2024	103,911	111,277
Small Business Administration, 4.99%, 2024	72,678	79,267
Small Business Administration, 4.86%, 2025	90,020	96,445
Small Business Administration, 4.625%, 2025	110,404	117,850
Small Business Administration, 5.11%, 2025	107,565	117,396

		$820,578

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Utilities – Electric Power – 2.3%
CMS Energy Corp., 4.25%, 2015	$230,000	$242,483
CMS Energy Corp., 5.05%, 2022	163,000	174,596
Enel Finance International S.A., 6.25%, 2017 (n)	140,000	154,916
Exelon Generation Co. LLC, 5.35%, 2014	40,000	40,534
Exelon Generation Co. LLC, 5.2%, 2019	135,000	147,851
Exelon Generation Co. LLC, 4.25%, 2022	75,000	73,832
Oncor Electric Delivery Co., 4.1%, 2022	245,000	252,981
PPL WEM Holdings PLC, 3.9%, 2016 (n)	310,000	324,931
Progress Energy, Inc., 3.15%, 2022	323,000	308,848

		$1,720,972

Total Bonds		$48,781,784

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 0.0%
Printing & Publishing – 0.0%
American Media Operations, Inc. (a)	2,591	$12,903

UNDERLYING AFFILIATED FUNDS – 32.8%
MFS High Yield Pooled Portfolio (v)	2,498,642	$24,361,762

MONEY MARKET FUNDS – 0.6%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)	431,028	$431,028

Total Investments		$73,587,477

OTHER ASSETS, LESS LIABILITIES – 0.8%		581,268

Net Assets –100.0%		$74,168,745

(a)	Non-income producing security.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $12,355,258, representing 16.7% of net assets.

(p)	Payment-in-kind security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.779%, 2040	3/01/06	$311,555	$149,776
Falcon Franchise Loan LLC, FRN, 7.629%, 2023	1/18/02	2,658	10,371
Falcon Franchise Loan LLC, FRN, 12.21%, 2025	1/29/03	7,844	14,984
First Union National Bank Commercial Mortgage Trust, FRN, 1.901%, 2043	12/11/03	125	334
Morgan Stanley Capital I, Inc., FRN, 1.385%, 2039	7/20/04	32,636	20,631
Total Restricted Securities			$196,096
% of Net assets			0.3%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
SEK	Swedish Krona

5

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 9/30/13

Forward Foreign Currency Exchange Contracts at 9/30/13

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	AUD	Barclays Bank PLC	6,943	10/18/13	$6,364	$6,470	$106
BUY	AUD	Citibank N.A.	26,007	10/18/13	23,787	24,236	449
BUY	CAD	Citibank N.A.	121,777	10/18/13	117,677	118,175	498
BUY	DKK	Citibank N.A.	118,405	10/18/13	21,185	21,480	295
BUY	DKK	Merrill Lynch International Bank	23,953	10/18/13	4,258	4,345	87
BUY	EUR	Citibank N.A.	304,044	10/18/13	405,508	411,343	5,835
BUY	EUR	Deutsche Bank AG	59,000	10/18/13	78,039	79,821	1,782
BUY	EUR	Goldman Sachs International	197,554	10/18/13	261,218	267,271	6,053
BUY	EUR	UBS AG	202,869	10/18/13	269,287	274,462	5,175
BUY	GBP	Barclays Bank PLC	24,548	10/18/13	37,682	39,737	2,055
BUY	GBP	Citibank N.A.	97,962	10/18/13	153,022	158,570	5,548
BUY	GBP	Deutsche Bank AG	31,000	10/18/13	47,626	50,180	2,554
BUY	JPY	Barclays Bank PLC	1,583,704	10/18/13	15,797	16,114	317
BUY	JPY	Goldman Sachs International	9,174,749	10/18/13	91,506	93,347	1,841
BUY	JPY	Merrill Lynch International Bank	107,460,112	10/18/13	1,083,792	1,093,339	9,547
SELL	JPY	Citibank N.A.	38,967,967	10/18/13	399,599	396,474	3,125
BUY	SEK	Citibank N.A.	95,134	10/18/13	14,600	14,797	197

							$45,464

Liability Derivatives
SELL	AUD	Citibank N.A.	26,007	10/18/13	$23,787	$24,236	$(449)
SELL	AUD	Westpac Banking Corp.	85,988	10/18/13	78,682	80,133	(1,451)
SELL	CAD	Citibank N.A.	85,284	10/18/13	82,382	82,762	(380)
SELL	CAD	Merrill Lynch International Bank	295,464	10/18/13	280,175	286,725	(6,550)
SELL	DKK	Citibank N.A.	118,405	10/18/13	21,185	21,480	(295)
SELL	DKK	Goldman Sachs International	384,412	10/18/13	67,232	69,738	(2,506)
SELL	EUR	Barclays Bank PLC	425,203	10/18/13	545,324	575,260	(29,936)
SELL	EUR	Citibank N.A.	304,044	10/18/13	405,508	411,343	(5,835)
SELL	GBP	Citibank N.A.	97,962	10/18/13	153,022	158,570	(5,548)
SELL	GBP	Credit Suisse Group	172,858	10/18/13	258,094	279,804	(21,710)
SELL	GBP	Merrill Lynch International Bank	172,858	10/18/13	258,019	279,804	(21,785)
BUY	JPY	Citibank N.A.	38,967,967	10/18/13	399,599	396,474	(3,125)
SELL	JPY	Goldman Sachs International	20,579,000	10/18/13	206,556	209,379	(2,823)
SELL	SEK	Citibank N.A.	57,806	10/18/13	8,868	8,991	(123)
SELL	SEK	Goldman Sachs International	215,597	10/18/13	32,064	33,535	(1,471)

							$(103,987)

Futures Contracts Outstanding at 9/30/13

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	53	$6,698,703	December - 2013	$(121,298)
U.S. Treasury Bond 30 yr (Short)	USD	3	400,125	December - 2013	(8,968)

					$(130,266)

At September 30, 2013, the fund had cash collateral of $94,243 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

Supplemental Information

9/30/13 (unaudited)

(1) Investment Valuations

The investments of the fund and Pooled Portfolio are valued as described below.

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts.

7

Supplemental Information (unaudited) – continued

The following is a summary of the levels used as of September 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$—	$—	$12,903	$12,903
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	820,578	—	820,578
Non-U.S. Sovereign Debt	—	7,800,163	—	7,800,163
Municipal Bonds	—	238,601	—	238,601
U.S. Corporate Bonds	—	27,328,642	—	27,328,642
Residential Mortgage-Backed Securities	—	494,610	—	494,610
Commercial Mortgage-Backed Securities	—	243,909	—	243,909
Asset-Backed Securities (including CDOs)	—	356,368	—	356,368
Foreign Bonds	—	11,498,913	—	11,498,913
Mutual Funds	24,792,790	—	—	24,792,790
Total Investments	$24,792,790	$48,781,784	$12,903	$73,587,477

Other Financial Instruments
Futures Contracts	$(130,266)	$—	$—	$(130,266)
Forward Foreign Currency Exchange Contracts	—	(58,523)	—	(58,523)

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 12/31/12	$8,232
Change in unrealized appreciation (depreciation)	(7,577)
Purchases	12,248
Balance as of 9/30/13	$12,903

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at September 30, 2013 is $(7,577).

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$72,488,043
Gross unrealized appreciation	2,702,176
Gross unrealized depreciation	(1,602,742)
Net unrealized appreciation (depreciation)	$1,099,434

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS High Yield Pooled Portfolio	—	2,751,443	(252,801)	2,498,642
MFS Institutional Money Market Portfolio	897,164	11,422,071	(11,888,207)	431,028

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS High Yield Pooled Portfolio	$349,008	$—	$688,375	$24,361,762
MFS Institutional Money Market Portfolio	—	—	499	431,028

	$349,008	$—	$688,874	$24,792,790

8

Supplemental Information (unaudited) – continued

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2013, are as follows:

United States	67.7%
United Kingdom	5.3%
France	4.0%
Netherlands	2.6%
Canada	2.2%
Italy	2.2%
Australia	2.1%
Germany	2.0%
Japan	1.4%
Other Countries	10.5%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

9

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS VARIABLE INSURANCE TRUST II

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: November 15, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: November 15, 2013

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: November 15, 2013

*	Print name and title of each signing officer under his or her signature.